Quarterly Holdings Report
for

Fidelity® Total Bond Fund

November 30, 2019

TBD-QTLY-0120
1.824865.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 33.9%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		$3,638,000	$3,284,441
3.375% 8/15/26		6,718,000	6,335,914
			9,620,355
Nonconvertible Bonds - 33.8%
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.2%
Altice Finco SA 7.625% 2/15/25 (b)		5,099,000	5,232,849
AT&T, Inc.:
2.45% 6/30/20		7,195,000	7,205,623
3% 6/30/22		7,993,000	8,153,414
3.4% 5/15/25		25,177,000	26,286,997
3.6% 2/17/23		26,826,000	28,027,860
3.6% 7/15/25		4,081,000	4,298,079
4.3% 2/15/30		10,373,000	11,402,755
4.45% 4/1/24		1,500,000	1,620,725
4.5% 3/9/48		13,000,000	14,157,312
5.15% 11/15/46		12,000,000	14,090,388
6.2% 3/15/40		7,512,000	9,501,078
6.3% 1/15/38		10,617,000	13,715,247
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		976,000	1,008,637
BellSouth Capital Funding Corp. 7.875% 2/15/30		25,000	35,292
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		13,395,000	14,140,097
7.5% 10/15/26 (b)		12,845,000	13,792,319
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		1,716,000	1,731,015
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (b)		375,000	398,906
GTH Finance BV 7.25% 4/26/23 (b)		1,960,000	2,194,612
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	8,500,000	9,371,762
Level 3 Communications, Inc. 5.75% 12/1/22		3,067,000	3,067,000
Level 3 Financing, Inc.:
5.125% 5/1/23		3,500,000	3,526,250
5.375% 1/15/24		7,175,000	7,291,594
5.375% 5/1/25		1,758,000	1,819,530
Qtel International Finance Ltd.:
3.25% 2/21/23 (b)		2,075,000	2,111,313
3.75% 6/22/26 (b)		265,000	278,581
5% 10/19/25 (b)		660,000	736,725
Qwest Corp. 6.75% 12/1/21		1,650,000	1,769,312
SFR Group SA:
7.375% 5/1/26 (b)		8,376,000	8,941,380
8.125% 2/1/27 (b)		11,131,000	12,327,583
Telecom Italia Capital SA:
6% 9/30/34		1,570,000	1,679,672
6.375% 11/15/33		885,000	980,138
Telecom Italia SpA 5.303% 5/30/24 (b)		8,625,000	9,274,204
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		625,000	666,406
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		7,200,000	7,632,000
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		625,000	666,992
U.S. West Communications 7.25% 9/15/25		1,800,000	2,060,732
Verizon Communications, Inc.:
4.862% 8/21/46		10,531,000	13,171,020
5.012% 4/15/49		5,836,000	7,507,417
5.5% 3/16/47		22,998,000	31,259,712
			303,132,528
Entertainment - 0.0%
NBCUniversal, Inc.:
4.45% 1/15/43		6,238,000	7,282,754
5.95% 4/1/41		4,363,000	5,982,888
			13,265,642
Media - 1.8%
Altice Financing SA:
6.625% 2/15/23 (b)		4,771,000	4,878,348
7.5% 5/15/26 (b)		14,513,000	15,437,478
Cablevision SA 6.5% 6/15/21 (b)		645,000	609,815
Cablevision Systems Corp. 5.875% 9/15/22		1,988,000	2,142,070
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		4,074,000	4,150,388
5% 2/1/28 (b)		12,200,000	12,840,500
5.125% 2/15/23		720,000	731,700
5.125% 5/1/23 (b)		6,996,000	7,162,155
5.125% 5/1/27 (b)		7,097,000	7,522,820
5.375% 5/1/25 (b)		3,400,000	3,519,000
5.5% 5/1/26 (b)		7,769,000	8,196,295
5.75% 1/15/24		859,000	877,254
5.75% 2/15/26 (b)		7,122,000	7,522,328
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		13,008,000	13,647,644
4.908% 7/23/25		13,008,000	14,266,396
5.375% 5/1/47		32,692,000	36,411,275
6.484% 10/23/45		9,078,000	11,253,492
Comcast Corp.:
3.9% 3/1/38		3,341,000	3,707,019
4.6% 8/15/45		8,807,000	10,674,460
4.65% 7/15/42		7,870,000	9,512,071
6.45% 3/15/37		1,399,000	1,986,951
CSC Holdings LLC:
5.25% 6/1/24		2,729,000	2,933,675
5.375% 7/15/23 (b)		6,090,000	6,249,863
5.5% 5/15/26 (b)		4,409,000	4,657,712
5.5% 4/15/27 (b)		6,077,000	6,464,409
6.75% 11/15/21		5,240,000	5,639,550
7.5% 4/1/28 (b)		3,026,000	3,408,033
7.75% 7/15/25 (b)		9,531,000	10,222,093
DISH DBS Corp.:
5.875% 11/15/24		8,151,000	8,140,811
7.75% 7/1/26		863,000	893,712
Fox Corp.:
3.666% 1/25/22 (b)		2,306,000	2,380,621
4.03% 1/25/24 (b)		4,055,000	4,313,322
4.709% 1/25/29 (b)		5,868,000	6,659,482
5.476% 1/25/39 (b)		5,787,000	7,119,300
5.576% 1/25/49 (b)		3,840,000	4,893,407
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,164,000	1,199,284
4.875% 4/11/22 (b)		360,000	373,500
iHeartCommunications, Inc.:
6.375% 5/1/26		78,393	84,664
8.375% 5/1/27		142,088	154,876
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	3,100,000	3,432,323
2.125% 10/16/26 (Reg. S)	EUR	8,800,000	9,611,144
2.75% 4/13/23 (Reg. S)	EUR	4,600,000	5,305,557
MDC Partners, Inc. 6.5% 5/1/24 (b)		4,256,000	3,872,960
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (b)		9,159,000	9,193,346
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		5,574,000	5,608,838
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		3,880,000	3,957,600
4.625% 5/15/23 (b)		6,125,000	6,216,875
4.625% 7/15/24 (b)		5,755,000	6,028,363
5% 8/1/27 (b)		5,281,000	5,558,253
5.375% 4/15/25 (b)		4,109,000	4,252,815
Time Warner Cable, Inc.:
4% 9/1/21		12,918,000	13,226,452
4.5% 9/15/42		20,648,000	20,678,462
5.5% 9/1/41		8,265,000	9,193,214
5.875% 11/15/40		10,540,000	12,175,069
6.55% 5/1/37		29,622,000	36,191,574
7.3% 7/1/38		24,672,000	31,638,325
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		6,201,000	5,123,576
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)		2,762,000	2,903,497
VTR Finance BV 6.875% 1/15/24 (b)		3,774,000	3,862,453
Ziggo B.V. 5.5% 1/15/27 (b)		8,495,000	8,994,506
Ziggo Bond Co. BV 6% 1/15/27 (b)		7,071,000	7,417,514
Ziggo Bond Finance BV 5.875% 1/15/25 (b)		4,982,000	5,131,460
			472,411,949
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.125% 7/16/22		5,873,000	6,012,484
Citizens Utilities Co. 7.05% 10/1/46		6,489,000	2,855,160
Comcel Trust 6.875% 2/6/24 (b)		2,564,000	2,626,498
Digicel Group Ltd. 6.75% 3/1/23 (b)		806,000	405,015
Intelsat Jackson Holdings SA 8.5% 10/15/24 (b)		4,545,000	3,738,263
Millicom International Cellular SA:
6% 3/15/25 (b)		1,598,000	1,653,431
6.625% 10/15/26 (b)		13,781,000	15,012,677
6.625% 10/15/26 (Reg. S)		350,000	381,281
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		525,000	544,031
6.5% 10/13/26 (b)		424,000	468,520
MTS International Funding Ltd. 5% 5/30/23 (b)		859,000	911,614
Neptune Finco Corp. 6.625% 10/15/25 (b)		2,105,000	2,239,510
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		538,000	568,094
Sprint Communications, Inc. 6% 11/15/22		8,846,000	9,310,415
Sprint Corp. 7.875% 9/15/23		20,768,000	22,831,820
T-Mobile U.S.A., Inc.:
4.5% 2/1/26		2,583,000	2,650,804
6.375% 3/1/25		3,096,000	3,212,100
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		1,258,000	1,275,411
			76,697,128
TOTAL COMMUNICATION SERVICES			865,507,247
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.0%
Metalsa SA de CV 4.9% 4/24/23 (b)		2,448,000	2,504,610
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	5,063,000	5,369,223
			7,873,833
Automobiles - 0.4%
General Motors Financial Co., Inc.:
3.15% 1/15/20		17,361,000	17,367,089
3.2% 7/13/20		12,869,000	12,936,378
4% 1/15/25		11,521,000	11,939,631
4.2% 3/1/21		16,735,000	17,087,926
4.25% 5/15/23		3,453,000	3,620,041
4.375% 9/25/21		30,556,000	31,607,617
			94,558,682
Diversified Consumer Services - 0.1%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		1,675,000	1,786,492
Frontdoor, Inc. 6.75% 8/15/26 (b)		2,244,000	2,451,346
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		7,275,000	7,641,023
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		5,393,000	5,756,336
Laureate Education, Inc. 8.25% 5/1/25 (b)		6,345,000	6,852,600
Service Corp. International 5.125% 6/1/29		2,220,000	2,369,850
			26,857,647
Hotels, Restaurants & Leisure - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		1,870,000	1,912,075
5% 10/15/25 (b)		3,361,000	3,485,458
Aramark Services, Inc.:
4.75% 6/1/26		4,603,000	4,764,105
5.125% 1/15/24		1,605,000	1,651,144
Caesars Resort Collection LLC 5.25% 10/15/25 (b)		10,264,000	10,607,433
Eldorado Resorts, Inc.:
6% 4/1/25		4,324,000	4,551,010
6% 9/15/26		615,000	676,992
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		3,243,000	3,559,290
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		9,360,000	9,898,200
Golden Nugget, Inc. 6.75% 10/15/24 (b)		8,330,000	8,600,725
Hilton Escrow Issuer LLC 4.25% 9/1/24		4,638,000	4,719,165
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		1,644,000	1,689,210
4.875% 4/1/27		975,000	1,033,500
Marriott Ownership Resorts, Inc. 4.75% 1/15/28 (b)		1,395,000	1,429,875
MCE Finance Ltd. 4.875% 6/6/25 (b)		7,973,000	8,138,980
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		10,728,000	11,291,220
4.5% 1/15/28		3,959,000	4,137,155
5.625% 5/1/24		3,500,000	3,850,000
5.75% 2/1/27 (b)		1,410,000	1,579,200
NagaCorp Ltd. 9.375% 5/21/21 (b)		275,000	291,844
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		4,000,000	4,150,000
Scientific Games Corp.:
5% 10/15/25 (b)		3,249,000	3,393,678
10% 12/1/22		2,618,000	2,687,377
Stars Group Holdings BV 7% 7/15/26 (b)		13,265,000	14,326,200
Station Casinos LLC 5% 10/1/25 (b)		2,733,000	2,773,995
Studio City Co. Ltd. 7.25% 11/30/21 (b)		956,000	976,614
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		618,000	613,365
Times Square Hotel Trust 8.528% 8/1/26 (b)		1,175,869	1,374,783
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)		3,470,000	3,574,100
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		3,284,000	3,464,620
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		3,013,000	3,141,053
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		5,990,000	6,079,850
5.5% 10/1/27 (b)		7,900,000	8,109,844
			142,532,060
Household Durables - 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.5009% 7/15/21 (b)(c)(d)		898,000	900,245
5.125% 7/15/23 (b)		2,774,000	2,836,415
7% 7/15/24 (b)		2,995,000	3,099,825
			6,836,485
Internet & Direct Marketing Retail - 0.1%
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		3,806,000	3,882,120
6.375% 5/15/25		7,170,000	7,376,138
			11,258,258
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22		7,080,000	7,103,357
3% 11/19/24		16,110,000	16,101,848
Mattel, Inc. 6.75% 12/31/25 (b)		3,727,000	3,904,033
			27,109,238
Multiline Retail - 0.0%
John Lewis PLC 6.125% 1/21/25	GBP	2,075,000	3,036,480
Marks & Spencer PLC 3.25% 7/10/27 (Reg. S)	GBP	3,650,000	4,672,278
			7,708,758
Specialty Retail - 0.0%
Staples, Inc. 10.75% 4/15/27 (b)		750,000	772,575
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)		425,000	34,133
Essilor International SA 0.125% 5/27/25 (Reg. S)	EUR	3,600,000	3,958,150
The William Carter Co. 5.625% 3/15/27 (b)		2,460,000	2,650,650
			6,642,933
TOTAL CONSUMER DISCRETIONARY			332,150,469
CONSUMER STAPLES - 2.1%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		23,011,000	26,792,878
4.9% 2/1/46		28,689,000	34,175,115
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58		17,929,000	21,511,080
5.45% 1/23/39		18,170,000	23,043,691
5.55% 1/23/49		34,229,000	45,398,130
5.8% 1/23/59 (Reg. S)		36,395,000	51,225,392
Central American Bottling Corp. 5.75% 1/31/27 (b)		188,000	196,871
Constellation Brands, Inc. 4.25% 5/1/23		3,316,000	3,534,062
			205,877,219
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		3,010,000	3,040,100
ESAL GmbH 6.25% 2/5/23 (b)		268,000	271,015
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		6,403,000	6,498,662
			9,809,777
Food Products - 0.3%
CF Industries Holdings, Inc. 5.15% 3/15/34		178,000	194,020
Conagra Brands, Inc. 3.8% 10/22/21		3,969,000	4,086,421
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		1,207,000	1,307,332
JBS Investments II GmbH:
5.75% 1/15/28 (b)		575,000	605,188
7% 1/15/26 (b)		1,192,000	1,290,340
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		13,055,000	13,544,563
5.875% 7/15/24 (b)		23,400,000	24,125,400
6.75% 2/15/28 (b)		1,480,000	1,633,402
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		4,445,000	4,739,481
6.5% 4/15/29 (b)		3,995,000	4,424,463
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		1,367,000	1,443,894
4.875% 11/1/26 (b)		991,000	1,047,983
Post Holdings, Inc.:
5% 8/15/26 (b)		5,564,000	5,842,089
5.75% 3/1/27 (b)		1,714,000	1,836,157
			66,120,733
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (b)		1,223,000	1,273,449
Tobacco - 1.0%
Altria Group, Inc.:
2.85% 8/9/22		6,099,000	6,186,792
3.875% 9/16/46		28,850,000	27,394,717
4% 1/31/24		4,082,000	4,317,780
4.25% 8/9/42		17,795,000	17,911,740
4.5% 5/2/43		11,887,000	12,357,132
4.8% 2/14/29		17,974,000	19,871,558
5.375% 1/31/44		21,453,000	24,341,080
5.95% 2/14/49		14,275,000	17,197,939
BAT International Finance PLC 3.95% 6/15/25 (b)		3,070,000	3,211,828
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (b)		12,741,000	12,785,050
3.5% 7/26/26(b)		12,260,000	12,251,126
3.75% 7/21/22 (b)		12,933,000	13,319,403
4.25% 7/21/25 (b)		11,765,000	12,347,235
Reynolds American, Inc.:
3.25% 6/12/20		2,086,000	2,097,905
4% 6/12/22		7,254,000	7,547,781
4.45% 6/12/25		19,449,000	20,825,730
5.7% 8/15/35		2,699,000	3,097,965
5.85% 8/15/45		22,737,000	25,710,370
6.15% 9/15/43		2,874,000	3,285,975
7.25% 6/15/37		3,221,000	4,087,752
Vector Group Ltd. 6.125% 2/1/25 (b)		6,576,000	6,288,300
			256,435,158
TOTAL CONSUMER STAPLES			539,516,336
ENERGY - 6.3%
Energy Equipment & Services - 0.3%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		1,475,000	1,523,859
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (b)		2,165,000	2,229,095
Borets Finance DAC 6.5% 4/7/22 (b)		1,236,000	1,264,969
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		12,030,000	12,544,075
6.5% 4/1/20		470,000	476,590
Halliburton Co.:
3.8% 11/15/25		6,237,000	6,574,641
4.85% 11/15/35		5,447,000	6,042,624
Jonah Energy LLC 7.25% 10/15/25 (b)		4,725,000	1,370,250
Nabors Industries, Inc.:
5.5% 1/15/23		2,116,000	1,862,080
5.75% 2/1/25		1,880,000	1,466,400
Noble Holding International Ltd.:
5.25% 3/15/42		1,204,000	361,200
7.875% 2/1/26 (b)		1,230,000	771,825
7.95% 4/1/25 (c)		4,823,000	2,363,270
8.95% 4/1/45 (c)		4,655,000	1,745,625
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		781,000	923,298
Summit Midstream Holdings LLC:
5.5% 8/15/22		1,790,000	1,548,350
5.75% 4/15/25		7,252,000	5,475,260
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		1,182,000	1,338,984
7.625% 11/7/24 (b)		615,000	705,713
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		645,000	657,900
U.S.A. Compression Partners LP:
6.875% 4/1/26		3,685,000	3,786,338
6.875% 9/1/27 (b)		1,210,000	1,237,588
Valaris PLC:
4.5% 10/1/24		4,029,000	1,833,195
5.2% 3/15/25		8,288,000	3,729,600
5.75% 10/1/44		4,970,000	1,888,600
Weatherford International Ltd.:
5.95% 4/15/42 (e)		822,000	211,665
6.5% 8/1/36 (e)		1,134,000	292,005
7% 3/15/38 (e)		322,000	82,915
9.875% 2/15/24 (e)		3,825,000	994,500
Weatherford International, Inc. 9.875% 3/1/25 (e)		9,685,000	2,518,100
			67,820,514
Oil, Gas & Consumable Fuels - 6.0%
Amerada Hess Corp.:
7.125% 3/15/33		3,656,000	4,588,091
7.3% 8/15/31		4,354,000	5,467,516
California Resources Corp. 8% 12/15/22 (b)		13,185,000	3,691,800
Canadian Natural Resources Ltd.:
3.9% 2/1/25		15,925,000	16,886,228
5.85% 2/1/35		6,942,000	8,477,622
Cenovus Energy, Inc.:
4.25% 4/15/27		22,916,000	24,062,479
6.75% 11/15/39		1,871,000	2,318,372
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25		3,373,000	3,770,002
7% 6/30/24		7,430,000	8,524,736
Cheniere Energy Partners LP:
5.25% 10/1/25		19,337,000	19,917,110
5.625% 10/1/26		1,507,000	1,586,087
Chesapeake Energy Corp.:
8% 1/15/25		5,431,000	2,790,176
8% 6/15/27		13,779,000	6,579,473
Citgo Holding, Inc. 9.25% 8/1/24 (b)		2,855,000	2,994,181
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		7,335,000	7,417,519
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		9,868,000	9,916,718
4.5% 6/1/25		2,999,000	3,259,440
Comstock Escrow Corp. 9.75% 8/15/26		6,349,000	5,237,925
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8685% 6/15/22 (b)(c)(d)		11,927,000	11,808,346
6.5% 5/15/26 (b)		2,665,000	2,478,450
6.875% 6/15/25 (b)		637,000	601,965
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25		3,855,000	3,875,432
6.25% 4/1/23		4,235,000	4,245,588
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		5,549,000	5,618,363
DCP Midstream LLC:
4.75% 9/30/21 (b)		7,220,000	7,355,375
5.85% 5/21/43 (b)(c)		16,107,000	14,818,440
DCP Midstream Operating LP:
3.875% 3/15/23		3,524,000	3,576,860
5.125% 5/15/29		5,000,000	5,075,000
5.375% 7/15/25		5,606,000	5,970,278
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		5,405,000	4,019,969
9% 5/15/21 (b)		4,001,000	3,510,878
9.25% 3/31/22 (b)		7,229,000	5,981,998
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		6,387,087	6,522,813
Duke Energy Field Services 6.45% 11/3/36 (b)		8,754,000	9,104,160
EG Global Finance PLC:
6.75% 2/7/25 (b)		625,000	617,188
8.5% 10/30/25 (b)		1,210,000	1,267,475
El Paso Corp. 6.5% 9/15/20		10,282,000	10,628,194
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		5,762,000	6,051,901
Enable Midstream Partners LP 3.9% 5/15/24 (c)		2,707,000	2,728,148
Enbridge Energy Partners LP:
4.2% 9/15/21		8,493,000	8,747,213
4.375% 10/15/20		7,211,000	7,336,620
Enbridge, Inc.:
4% 10/1/23		9,942,000	10,512,661
4.25% 12/1/26		4,925,000	5,368,508
Energy Transfer Partners LP:
4.2% 9/15/23		3,683,000	3,851,722
4.25% 3/15/23		3,594,000	3,736,080
4.5% 4/15/24		4,042,000	4,273,484
4.95% 6/15/28		12,566,000	13,519,616
5.25% 4/15/29		6,576,000	7,257,821
5.8% 6/15/38		7,006,000	7,908,955
6% 6/15/48		4,563,000	5,205,267
6.25% 4/15/49		4,516,000	5,337,206
Enterprise Products Operating LP 3.75% 2/15/25		6,359,000	6,758,405
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (b)(e)		3,211,000	2,151,370
EQT Corp. 3.9% 10/1/27		8,300,000	7,232,950
Frontera Energy Corp. 9.7% 6/25/23 (b)		1,338,000	1,362,251
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,134,000	1,173,690
Global Partners LP/GLP Finance Corp.:
7% 6/15/23		6,352,000	6,510,800
7% 8/1/27 (b)		3,700,000	3,867,370
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (b)		414,000	367,425
Hess Corp.:
5.6% 2/15/41		5,395,000	6,149,607
5.8% 4/1/47		15,757,000	18,692,625
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		8,157,000	8,483,280
Hess Midstream Partners LP 5.125% 6/15/28 (b)(f)		2,040,000	2,063,460
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		3,964,000	3,529,506
5.75% 10/1/25 (b)		885,000	768,773
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		3,064,000	2,780,580
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		3,261,000	3,378,192
KazMunaiGaz National Co. 4.75% 4/24/25 (b)		538,000	587,093
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		6,689,000	6,879,714
3.5% 3/1/21		7,224,000	7,324,109
5.5% 3/1/44		27,364,000	31,346,770
6.55% 9/15/40		1,203,000	1,503,080
Kinder Morgan, Inc.:
5% 2/15/21 (b)		6,757,000	6,964,270
5.05% 2/15/46		3,092,000	3,426,421
5.55% 6/1/45		7,786,000	9,147,650
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		3,140,000	3,262,264
Marathon Petroleum Corp. 5.125% 3/1/21		6,484,000	6,722,245
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (b)		845,000	896,756
MEG Energy Corp. 7% 3/31/24 (b)		3,685,000	3,613,603
MPLX LP:
3 month U.S. LIBOR + 0.900% 3.0021% 9/9/21 (c)(d)		5,829,000	5,848,768
3 month U.S. LIBOR + 1.100% 3.2021% 9/9/22 (c)(d)		8,773,000	8,804,056
4.5% 7/15/23		6,299,000	6,677,520
4.8% 2/15/29		3,672,000	3,975,824
4.875% 12/1/24		8,532,000	9,231,023
5.5% 2/15/49		11,018,000	12,132,248
Naftogaz of Ukraine NJSC 7.625% 11/8/26 (b)		450,000	442,665
NAK Naftogaz Ukraine 7.375% 7/19/22 (Reg. S)		800,000	814,000
Nakilat, Inc. 6.067% 12/31/33 (b)		1,258,000	1,534,367
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		7,081,000	3,620,161
Occidental Petroleum Corp.:
2.6% 8/13/21		5,678,000	5,706,019
2.7% 8/15/22		5,018,000	5,059,576
2.9% 8/15/24		16,582,000	16,660,008
3.2% 8/15/26		2,231,000	2,244,067
3.5% 8/15/29		7,032,000	7,100,965
4.3% 8/15/39		1,024,000	1,036,035
4.4% 8/15/49		1,024,000	1,039,872
4.5% 7/15/44		30,708,000	30,639,339
4.85% 3/15/21		4,287,000	4,419,268
5.55% 3/15/26		14,762,000	16,732,376
6.45% 9/15/36		16,266,000	19,778,956
6.6% 3/15/46		18,160,000	23,304,180
7.5% 5/1/31		21,425,000	27,945,781
Pampa Holding SA 7.375% 7/21/23 (b)		908,000	784,285
Pan American Energy LLC 7.875% 5/7/21 (b)		310,000	314,747
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		456,000	462,986
5.375% 1/15/25 (b)		7,010,000	7,167,585
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23		637,000	661,875
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		4,743,000	4,886,950
Pemex Project Funding Master Trust:
6.625% 6/15/35		4,853,000	4,872,412
8.625% 2/1/22		650,000	711,344
Petrobras Global Finance BV:
5.093% 1/15/30 (b)		101,468,000	105,983,326
5.093% 1/15/30 (Reg. S)		250,000	261,125
5.999% 1/27/28		793,000	885,392
6.25% 3/17/24		2,260,000	2,519,194
6.9% 3/19/49		475,000	543,747
7.25% 3/17/44		28,700,000	34,341,344
8.75% 5/23/26		3,734,000	4,751,515
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		1,800,000	2,074,500
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		621,100	45,030
6% 5/16/24 (b)(e)		3,207,669	232,556
6% 11/15/26 (b)(e)		2,790,167	202,287
12.75% 2/17/22 (b)(e)		172,000	12,470
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 5.7884% 3/11/22 (c)(d)		890,000	925,560
2.5% 11/24/22 (Reg. S)	EUR	454,000	516,474
2.75% 4/21/27 (Reg. S)	EUR	2,345,000	2,404,475
3.5% 1/30/23		2,570,000	2,582,047
3.625% 11/24/25 (Reg. S)	EUR	1,421,000	1,602,353
3.75% 2/21/24 (Reg. S)	EUR	8,001,000	9,311,374
4.5% 1/23/26		29,333,000	28,728,740
4.875% 1/24/22		1,565,000	1,619,286
4.875% 1/18/24		6,441,000	6,705,081
5.375% 3/13/22		200,000	210,000
5.5% 1/21/21		170,000	174,787
5.625% 1/23/46		12,253,000	10,820,931
6.35% 2/12/48		55,632,000	52,490,533
6.49% 1/23/27 (b)		10,375,000	10,919,688
6.5% 3/13/27		58,538,000	61,259,285
6.5% 6/2/41		1,270,000	1,243,330
6.75% 9/21/47		35,208,000	34,723,890
6.84% 1/23/30 (b)		80,806,000	84,725,091
6.875% 8/4/26		26,215,000	28,351,523
7.69% 1/23/50 (b)		50,920,000	54,586,240
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	4,742,497
3.6% 11/1/24		4,912,000	5,012,144
3.65% 6/1/22		4,550,000	4,654,480
PT Adaro Indonesia 4.25% 10/31/24 (b)		2,415,000	2,363,681
Range Resources Corp.:
4.875% 5/15/25		3,595,000	2,929,925
5% 3/15/23		1,620,000	1,407,375
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		7,228,000	7,675,103
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		2,055,000	2,071,699
Sanchez Energy Corp. 7.25% 2/15/23 (b)(e)		8,790,000	5,713,500
Saudi Arabian Oil Co.:
2.875% 4/16/24 (b)		470,000	476,580
3.5% 4/16/29 (b)		3,890,000	4,062,619
4.25% 4/16/39 (b)		3,535,000	3,803,660
4.375% 4/16/49 (b)		3,105,000	3,413,559
SemGroup Corp. 6.375% 3/15/25		6,253,000	6,518,753
Semgroup Corp. / Rose Rock Finance 5.625% 11/15/23		7,846,000	8,042,150
Sinopec Group Overseas Development Ltd. 3.68% 8/8/49 (b)		1,200,000	1,248,949
Southwestern Energy Co.:
6.2% 1/23/25 (c)		21,859,000	19,017,767
7.75% 10/1/27		2,395,000	2,080,656
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		32,027,000	33,725,025
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		3,130,000	3,200,425
5.5% 2/15/26		2,245,000	2,320,769
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		5,050,000	5,094,188
5.125% 2/1/25		6,329,000	6,502,415
5.25% 5/1/23		1,340,000	1,351,725
5.875% 4/15/26		3,705,000	3,898,401
6.75% 3/15/24		2,816,000	2,925,120
The Williams Companies, Inc.:
4.55% 6/24/24		21,661,000	23,187,958
5.75% 6/24/44		12,223,000	14,009,265
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		1,363,000	1,122,345
Tullow Oil PLC:
6.25% 4/15/22 (b)		1,955,000	1,958,055
7% 3/1/25 (b)		513,000	509,313
Viper Energy Partners LP 5.375% 11/1/27 (b)		4,300,000	4,471,828
Western Gas Partners LP:
3.95% 6/1/25		3,216,000	3,157,906
4.65% 7/1/26		5,039,000	5,025,052
4.75% 8/15/28		3,701,000	3,588,415
5.375% 6/1/21		28,072,000	28,902,548
Williams Partners LP:
3.6% 3/15/22		6,891,000	7,073,010
3.9% 1/15/25		16,989,000	17,707,829
4% 11/15/21		6,456,000	6,647,607
4% 9/15/25		1,911,000	2,013,934
4.125% 11/15/20		1,528,000	1,548,707
4.3% 3/4/24		26,077,000	27,543,767
4.5% 11/15/23		4,667,000	4,960,759
YPF SA:
8.5% 3/23/21 (b)		1,495,000	1,425,389
8.5% 3/23/21 (Reg. S)		4,650,000	4,433,484
8.5% 6/27/29 (b)		625,000	488,281
8.75% 4/4/24 (b)		6,614,000	5,868,602
			1,583,601,359
TOTAL ENERGY			1,651,421,873
FINANCIALS - 12.1%
Banks - 4.2%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (c)		600,000	622,659
AIB Group PLC 1.875% 11/19/29 (Reg. S) (c)	EUR	2,400,000	2,639,560
Akbank TAS 7.2% 3/16/27 (b)(c)		1,282,000	1,220,704
Alfa Bond Issuance PLC 5.95% 4/15/30 (b)(c)		600,000	609,000
Banco de Bogota SA 6.25% 5/12/26 (b)		275,000	305,078
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		582,000	609,645
Banco Do Brasil SA:
4.625% 1/15/25 (b)		503,000	521,029
4.875% 4/19/23 (b)		298,000	312,010
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (e)	EUR	1,300,000	243,498
Banco Macro SA 6.75% 11/4/26 (b)(c)		2,685,000	2,010,394
Bank Ireland Group PLC:
2.375% 10/14/29 (Reg. S) (c)	EUR	3,900,000	4,392,414
3.125% 9/19/27 (Reg. S) (c)	GBP	2,600,000	3,379,494
Bank of America Corp.:
3.004% 12/20/23 (c)		32,898,000	33,599,170
3.3% 1/11/23		574,000	593,606
3.419% 12/20/28 (c)		14,844,000	15,563,046
3.5% 4/19/26		13,098,000	13,903,064
3.705% 4/24/28 (c)		20,736,000	22,118,908
3.864% 7/23/24 (c)		43,427,000	45,751,121
3.95% 4/21/25		10,930,000	11,620,461
4.1% 7/24/23		7,314,000	7,797,398
4.2% 8/26/24		25,822,000	27,668,568
4.25% 10/22/26		9,380,000	10,254,618
4.45% 3/3/26		4,916,000	5,396,885
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		1,325,000	1,215,688
Barclays PLC:
2% 2/7/28 (Reg. S) (c)	EUR	2,350,000	2,613,129
2.625% 11/11/25 (Reg. S) (c)	EUR	4,350,000	4,871,998
3.25% 1/12/21		13,452,000	13,578,893
3.932% 5/7/25 (c)		5,127,000	5,346,119
4.375% 1/12/26		15,982,000	17,138,863
5.088% 6/20/30 (c)		26,155,000	28,527,211
BBVA Bancomer SA 7.25% 4/22/20 (b)		595,000	604,669
Biz Finance PLC 9.625% 4/27/22 (b)		1,451,250	1,503,495
BTA Bank JSC 5.5% 12/21/22 (b)		669,689	674,712
Capital One NA 2.15% 9/6/22		14,297,000	14,269,712
CBOM Finance PLC 5.55% 2/14/23 (b)		883,000	909,490
Citigroup, Inc.:
2.4% 2/18/20		22,872,000	22,894,268
2.75% 4/25/22		15,927,000	16,162,400
3.142% 1/24/23 (c)		14,530,000	14,795,011
3.352% 4/24/25 (c)		17,534,000	18,176,927
4.05% 7/30/22		3,378,000	3,528,826
4.3% 11/20/26		7,797,000	8,491,421
4.4% 6/10/25		31,901,000	34,460,278
4.45% 9/29/27		19,254,000	21,191,160
5.5% 9/13/25		14,874,000	17,004,612
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		10,185,000	10,576,296
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)		9,644,000	9,697,226
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		12,394,000	12,423,451
3.75% 3/26/25		12,391,000	13,070,403
3.8% 9/15/22		19,558,000	20,339,656
3.8% 6/9/23		23,347,000	24,401,714
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	1,489,000	1,905,379
Danske Bank A/S:
0.5% 8/27/25 (Reg. S) (c)	EUR	4,290,000	4,668,574
1.375% 5/24/22 (Reg. S)	EUR	2,150,000	2,430,368
5% 1/12/22 (b)		5,210,000	5,469,772
5.375% 1/12/24 (Reg. S)		6,050,000	6,643,891
Development Bank of Mongolia 7.25% 10/23/23 (b)		436,000	459,163
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		500,000	525,469
Discover Bank:
4.2% 8/8/23		11,373,000	12,106,113
7% 4/15/20		1,293,000	1,315,637
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		830,000	925,709
Fidelity Bank PLC 10.5% 10/16/22 (b)		766,000	857,441
Fifth Third Bancorp 8.25% 3/1/38		2,973,000	4,579,425
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		2,018,000	2,121,423
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (b)		670,000	707,688
HSBC Holdings PLC 4.25% 3/14/24		3,945,000	4,177,233
Huntington Bancshares, Inc. 7% 12/15/20		1,816,000	1,905,770
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		4,094,000	4,259,005
5.71% 1/15/26 (b)		27,047,000	28,864,047
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		940,000	988,763
6.2% 12/21/21 (Reg. S)		624,000	661,050
JPMorgan Chase & Co.:
2.95% 10/1/26		11,773,000	12,145,884
3.25% 9/23/22		11,737,000	12,125,355
3.797% 7/23/24 (c)		44,260,000	46,558,330
3.875% 9/10/24		22,801,000	24,232,961
4.125% 12/15/26		20,651,000	22,588,770
4.25% 10/15/20		4,456,000	4,543,590
4.35% 8/15/21		12,911,000	13,413,591
4.452% 12/5/29 (c)		40,200,000	45,542,319
4.5% 1/24/22		14,045,000	14,737,071
4.625% 5/10/21		4,382,000	4,542,934
Luminor Bank A/S Estonia 1.375% 10/21/22 (Reg. S)	EUR	1,250,000	1,399,534
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	9,184,000	10,621,842
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		684,250	713,972
Rabobank Nederland 4.375% 8/4/25		16,524,000	17,957,159
Regions Financial Corp. 3.2% 2/8/21		7,591,000	7,682,047
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		32,141,000	35,619,516
5.125% 5/28/24		44,276,000	47,680,794
6% 12/19/23		32,724,000	36,211,013
6.1% 6/10/23		26,301,000	28,814,490
6.125% 12/15/22		27,112,000	29,427,695
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		1,330,000	1,319,609
TBC Bank JSC 5.75% 6/19/24 (b)		340,000	347,863
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		1,411,000	1,445,393
Turkiye Garanti Bankasi A/S:
6.125% 5/24/27 (b)(c)		1,355,000	1,234,744
6.25% 4/20/21 (Reg. S)		2,600,000	2,678,000
Turkiye Is Bankasi A/S:
5% 4/30/20 (b)		945,000	950,906
5.5% 4/21/22 (b)		901,000	905,505
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		3,912,000	3,838,650
6.875% 2/3/25 (Reg. S) (c)		663,000	643,732
UniCredit SpA 6.572% 1/14/22 (b)		23,534,000	25,229,022
Westpac Banking Corp. 4.11% 7/24/34 (c)		13,519,000	14,013,248
			1,104,337,417
Capital Markets - 3.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		13,384,000	13,954,550
4.25% 2/15/24		9,340,000	9,963,386
Ares Capital Corp. 4.2% 6/10/24		31,505,000	32,642,246
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)		38,976,000	38,912,771
3.869% 1/12/29 (b)(c)		11,793,000	12,606,824
4.207% 6/12/24 (b)(c)		18,061,000	19,054,857
5.75% 9/18/25 (Reg. S) (c)	EUR	3,925,000	4,508,359
6.5% 8/8/23 (Reg. S)		10,235,000	11,386,438
Deutsche Bank AG:
1.625% 2/12/21 (Reg. S)	EUR	14,900,000	16,590,011
4.5% 4/1/25		51,329,000	49,821,935
5% 6/24/20	EUR	1,250,000	1,409,938
Deutsche Bank AG New York Branch:
3.15% 1/22/21		18,290,000	18,314,543
3.3% 11/16/22		30,321,000	30,468,162
5% 2/14/22		29,755,000	30,954,686
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)		64,328,000	65,065,288
3.2% 2/23/23		10,830,000	11,139,070
3.691% 6/5/28 (c)		128,004,000	135,696,711
3.75% 5/22/25		12,741,000	13,472,332
4.25% 10/21/25		5,020,000	5,420,434
6.75% 10/1/37		6,976,000	9,596,708
Intercontinental Exchange, Inc. 2.75% 12/1/20		4,134,000	4,168,288
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	780,000	1,088,769
Moody's Corp.:
3.25% 1/15/28		7,339,000	7,724,569
4.875% 2/15/24		6,892,000	7,595,598
Morgan Stanley:
3.125% 1/23/23		8,282,000	8,504,666
3.125% 7/27/26		69,344,000	71,868,423
3.7% 10/23/24		23,877,000	25,288,288
3.737% 4/24/24 (c)		79,634,000	83,268,278
3.95% 4/23/27		2,007,000	2,148,730
4.431% 1/23/30 (c)		14,132,000	15,938,431
4.875% 11/1/22		16,717,000	17,923,412
5% 11/24/25		27,517,000	30,974,461
5.5% 1/26/20		56,062,000	56,346,667
5.75% 1/25/21		12,664,000	13,192,522
MSCI, Inc. 4.75% 8/1/26 (b)		2,641,000	2,773,050
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	13,533,000	15,637,554
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		12,029,000	13,041,251
			908,462,206
Consumer Finance - 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24		22,114,000	22,289,308
3.5% 5/26/22		4,764,000	4,895,442
4.125% 7/3/23		13,016,000	13,710,142
4.45% 12/16/21		9,385,000	9,775,916
4.45% 4/3/26		10,546,000	11,342,154
4.875% 1/16/24		16,603,000	18,001,851
Ally Financial, Inc.:
3.875% 5/21/24		2,530,000	2,629,100
4.625% 3/30/25		2,128,000	2,298,240
5.75% 11/20/25		15,011,000	16,530,864
8% 11/1/31		2,458,000	3,388,968
Capital One Financial Corp. 3.8% 1/31/28		20,732,000	21,993,222
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		855,000	964,280
Discover Financial Services:
3.85% 11/21/22		22,201,000	23,260,175
3.95% 11/6/24		9,389,000	9,967,008
4.1% 2/9/27		15,432,000	16,544,746
4.5% 1/30/26		15,184,000	16,582,907
5.2% 4/27/22		7,992,000	8,522,011
Ford Motor Credit Co. LLC:
4.063% 11/1/24		78,991,000	79,394,341
5.085% 1/7/21		9,629,000	9,848,867
5.584% 3/18/24		29,686,000	31,766,051
5.596% 1/7/22		19,922,000	20,950,955
Navient Corp.:
5.5% 1/25/23		5,602,000	5,903,108
5.875% 10/25/24		475,000	505,875
6.125% 3/25/24		1,297,000	1,384,548
6.5% 6/15/22		7,023,000	7,616,584
6.625% 7/26/21		4,025,000	4,266,540
6.75% 6/25/25		4,000,000	4,320,000
6.75% 6/15/26		3,350,000	3,584,768
7.25% 1/25/22		2,491,000	2,702,735
7.25% 9/25/23		3,210,000	3,563,100
Springleaf Finance Corp.:
6.875% 3/15/25		5,415,000	6,184,092
7.125% 3/15/26		1,390,000	1,601,975
Synchrony Financial:
2.85% 7/25/22		5,574,000	5,628,014
3.75% 8/15/21		4,720,000	4,818,648
3.95% 12/1/27		24,512,000	25,594,433
4.25% 8/15/24		4,751,000	5,010,161
4.375% 3/19/24		7,611,000	8,064,650
5.15% 3/19/29		29,391,000	33,096,206
			468,501,985
Diversified Financial Services - 1.2%
1MDB Global Investments Ltd. 4.4% 3/9/23		6,800,000	6,562,000
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (b)		5,364,000	5,481,300
3.95% 7/1/24 (b)		7,125,000	7,387,913
4.375% 5/1/26 (b)		8,768,000	9,249,363
5.125% 10/1/23 (b)		17,344,000	18,643,066
5.25% 5/15/24 (b)		13,457,000	14,622,376
5.5% 1/15/23 (b)		3,615,000	3,886,487
AXA Equitable Holdings, Inc. 3.9% 4/20/23		3,251,000	3,404,920
Brixmor Operating Partnership LP:
3.25% 9/15/23		16,257,000	16,822,842
3.85% 2/1/25		9,126,000	9,559,037
3.875% 8/15/22		13,396,000	13,951,577
4.125% 6/15/26		15,162,000	16,183,129
4.125% 5/15/29		18,497,000	19,959,703
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		1,647,000	1,560,533
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		2,317,000	1,714,580
CK Hutchison Group Telecom Finance SA 1.125% 10/17/28 (Reg. S)	EUR	5,650,000	6,210,093
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		2,332,000	2,445,685
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		19,278,000	19,388,463
6.25% 2/1/22		4,737,000	4,831,740
6.25% 5/15/26		3,650,000	3,882,688
6.375% 12/15/25		4,491,000	4,749,233
6.75% 2/1/24		1,274,000	1,324,960
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		2,210,000	2,314,312
5.25% 8/15/22 (b)		3,250,000	3,451,825
5.5% 2/15/24 (b)		23,962,000	26,224,013
Pine Street Trust I:
4.572% 2/15/29 (b)		19,248,000	20,639,921
5.568% 2/15/49 (b)		19,200,000	21,452,953
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		11,150,000	11,261,500
6.875% 2/15/23 (b)		1,509,000	1,539,180
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		14,974,000	15,591,678
Sparc Em Spc 0% 12/5/22 (b)		175,103	167,880
Tempo Acquisition LLC 6.75% 6/1/25 (b)		4,698,000	4,838,940
Vedanta Resources Finance II PLC 9.25% 4/23/26 (b)		1,090,000	1,061,388
Voya Financial, Inc. 3.125% 7/15/24		8,794,000	9,054,862
			309,420,140
Insurance - 1.4%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)		6,620,000	7,000,650
American International Group, Inc.:
3.3% 3/1/21		6,125,000	6,215,030
3.875% 1/15/35		12,130,000	12,926,514
4.875% 6/1/22		11,590,000	12,403,902
AmWINS Group, Inc. 7.75% 7/1/26 (b)		4,365,000	4,719,656
Aon Corp. 5% 9/30/20		2,455,000	2,515,276
Cloverie PLC 4.5% 9/11/44 (Reg. S) (c)		3,598,000	3,755,413
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		8,055,000	9,073,026
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	14,437,540
4.75% 3/15/39		5,849,000	7,168,697
4.8% 7/15/21		4,517,000	4,693,165
4.9% 3/15/49		11,640,000	14,758,585
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)		23,203,000	23,164,610
MetLife, Inc. 3.048% 12/15/22 (c)		7,921,000	8,189,440
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.04% 5/28/21 (b)(c)(d)		97,491,000	97,696,444
3% 1/10/23 (b)		5,030,000	5,165,114
Pacific LifeCorp 5.125% 1/30/43 (b)		21,516,000	25,422,830
Pricoa Global Funding I 5.375% 5/15/45 (c)		11,144,000	12,173,628
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		7,600,000	8,398,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		11,520,000	14,441,180
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		3,853,000	4,158,567
Unum Group:
3.875% 11/5/25		13,752,000	14,471,924
4% 3/15/24		12,741,000	13,447,084
4% 6/15/29		15,636,000	16,307,029
5.625% 9/15/20		5,342,000	5,486,848
5.75% 8/15/42		16,274,000	18,232,869
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		3,985,000	4,004,925
			370,427,946
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		1,226,000	1,275,040
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 3.622% 4/26/23 (b)(c)		5,100,000	5,232,219
Quicken Loans, Inc. 5.25% 1/15/28 (b)		6,365,000	6,641,591
			11,873,810
TOTAL FINANCIALS			3,174,298,544
HEALTH CARE - 2.5%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc.:
4.375% 10/15/25 (b)		2,379,000	2,450,370
4.625% 2/1/28 (b)		443,000	467,365
Teleflex, Inc. 4.875% 6/1/26		4,444,000	4,643,980
			7,561,715
Health Care Providers & Services - 1.8%
Aetna, Inc. 2.75% 11/15/22		1,281,000	1,300,366
Anthem, Inc. 3.3% 1/15/23		4,104,000	4,244,839
Centene Corp.:
4.25% 12/15/27 (b)		17,210,000	17,704,788
4.625% 12/15/29 (b)		24,065,000	25,238,169
4.75% 1/15/25 (b)		12,315,000	12,793,807
Cigna Corp.:
3.75% 7/15/23		15,701,000	16,414,390
4.125% 9/15/20 (b)		4,769,000	4,842,492
4.125% 11/15/25		12,150,000	13,110,104
4.375% 10/15/28		19,595,000	21,736,706
4.8% 8/15/38		12,201,000	14,116,498
4.9% 12/15/48		12,189,000	14,438,578
Community Health Systems, Inc.:
6.25% 3/31/23		18,108,000	17,881,650
8% 3/15/26 (b)		9,845,000	9,832,694
8.625% 1/15/24 (b)		8,598,000	8,855,940
CVS Health Corp.:
2.625% 8/15/24		2,838,000	2,860,823
3% 8/15/26		2,303,000	2,356,758
3.25% 8/15/29		5,292,000	5,374,576
3.7% 3/9/23		5,734,000	5,970,961
4% 12/5/23		5,431,000	5,742,025
4.1% 3/25/25		45,449,000	48,804,841
4.3% 3/25/28		41,514,000	45,252,261
4.78% 3/25/38		18,481,000	20,992,214
5.05% 3/25/48		27,172,000	32,147,995
HCA Holdings, Inc.:
4.5% 2/15/27		3,357,000	3,622,550
4.75% 5/1/23		379,000	404,986
5% 3/15/24		4,061,000	4,409,319
5.25% 6/15/26		7,307,000	8,164,579
5.875% 2/15/26		2,434,000	2,747,378
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		6,780,000	6,152,850
Sabra Health Care LP 5.125% 8/15/26		4,710,000	5,067,680
Sabra Health Care LP/Sabra Capital Corp. 3.9% 10/15/29		342,000	342,270
Tenet Healthcare Corp.:
4.625% 7/15/24		3,529,000	3,652,515
5.125% 5/1/25		2,803,000	2,880,083
6.25% 2/1/27 (b)		2,480,000	2,653,600
6.75% 6/15/23		6,838,000	7,385,040
7% 8/1/25		4,453,000	4,681,216
8.125% 4/1/22		19,870,000	21,707,975
Toledo Hospital:
5.325% 11/15/28		6,970,000	7,497,387
6.015% 11/15/48		13,176,000	14,981,650
Vizient, Inc. 6.25% 5/15/27 (b)		375,000	405,938
Wellcare Health Plans, Inc.:
5.25% 4/1/25		2,125,000	2,223,281
5.375% 8/15/26 (b)		6,204,000	6,607,260
			457,601,032
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (b)		4,290,000	4,504,500
Life Sciences Tools & Services - 0.0%
Avantor, Inc. 6% 10/1/24 (b)		1,863,000	1,995,739
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (b)		515,000	518,863
5.5% 4/1/26 (b)		1,805,000	1,922,325
			4,436,927
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22		30,800,000	31,470,416
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	11,360,000	12,735,486
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		20,106,000	21,566,422
Catalent Pharma Solutions 4.875% 1/15/26 (b)		3,265,000	3,367,031
Elanco Animal Health, Inc.:
3.912% 8/27/21		3,218,000	3,299,840
4.272% 8/28/23		10,157,000	10,633,576
4.9% 8/28/28		4,279,000	4,626,947
Mylan NV:
3.15% 6/15/21		13,528,000	13,683,086
3.95% 6/15/26		7,088,000	7,371,834
4.55% 4/15/28		13,507,000	14,488,175
Perrigo Finance PLC 3.5% 12/15/21		982,000	989,492
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		669,000	635,550
3.65% 11/10/21		221,000	216,757
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	7,071,000	7,751,874
2.2% 7/21/21		2,475,000	2,392,706
2.8% 7/21/23		13,994,000	12,629,585
4.5% 3/1/25	EUR	2,072,000	2,237,271
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		2,322,000	2,426,490
5.875% 5/15/23 (b)		1,097,000	1,110,713
6.5% 3/15/22 (b)		1,593,000	1,634,816
7% 3/15/24 (b)		7,310,000	7,648,088
9% 12/15/25 (b)		618,000	698,340
Zoetis, Inc.:
3.25% 2/1/23		3,117,000	3,207,459
3.45% 11/13/20		3,299,000	3,337,554
			170,159,508
TOTAL HEALTH CARE			644,263,682
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		5,811,000	6,151,112
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		6,329,000	6,654,817
Bombardier, Inc.:
6.125% 1/15/23 (b)		10,365,000	10,509,177
7.5% 12/1/24 (b)		6,813,000	7,000,358
7.5% 3/15/25 (b)		1,914,000	1,937,925
7.875% 4/15/27 (b)		4,565,000	4,592,207
BWX Technologies, Inc. 5.375% 7/15/26 (b)		6,413,000	6,765,715
Rolls-Royce PLC 3.375% 6/18/26	GBP	4,170,000	5,855,246
TransDigm, Inc.:
6.25% 3/15/26 (b)		9,375,000	10,066,406
6.5% 7/15/24		6,860,000	7,074,375
6.5% 5/15/25		5,288,000	5,492,910
			72,100,248
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		9,567,000	10,499,783
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		3,123,000	3,341,610
			13,841,393
Airlines - 0.0%
Azul Investments LLP 5.875% 10/26/24 (b)		1,518,000	1,535,552
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		6,400,000	6,560,000
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		975,000	966,164
			7,526,164
Commercial Services & Supplies - 0.1%
ADT Corp. 4.875% 7/15/32 (b)		2,657,000	2,311,590
APX Group, Inc.:
7.625% 9/1/23		3,921,000	3,421,073
7.875% 12/1/22		3,230,000	3,209,813
8.75% 12/1/20		2,097,000	2,052,439
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		3,087,000	3,009,825
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,899,000	3,929,880
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		1,657,000	1,741,921
Tervita Escrow Corp. 7.625% 12/1/21 (b)		380,000	379,958
			20,056,499
Construction & Engineering - 0.1%
AECOM:
5.125% 3/15/27		7,722,000	8,223,930
5.875% 10/15/24		4,702,000	5,136,935
Cementos Progreso Trust 7.125% 11/6/23 (b)		1,211,000	1,247,330
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(e)		1,640,000	131,610
7.125% 6/26/42 (b)(e)		2,456,000	188,805
			14,928,610
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		2,730,000	2,955,225
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,994,000	2,302,326
			5,257,551
Industrial Conglomerates - 0.0%
General Electric Co.:
0.375% 5/17/22	EUR	300,000	330,540
1.25% 5/26/23	EUR	600,000	676,978
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		625,000	655,469
			1,662,987
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,343,311
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	4,808,653
JSC Georgian Railway 7.75% 7/11/22 (b)		347,000	379,241
National Express Group PLC 2.375% 11/20/28 (Reg. S)	GBP	1,420,000	1,844,388
Uber Technologies, Inc. 7.5% 11/1/23 (b)		956,000	984,680
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		978,000	1,017,120
			9,034,082
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23		4,831,000	4,812,716
3% 9/15/23		2,041,000	2,080,345
3.375% 6/1/21		6,685,000	6,791,113
3.75% 2/1/22		16,816,000	17,287,998
3.875% 4/1/21		7,396,000	7,543,899
4.25% 2/1/24		18,355,000	19,611,283
4.25% 9/15/24		7,664,000	8,217,002
4.75% 3/1/20		7,515,000	7,561,362
FLY Leasing Ltd.:
5.25% 10/15/24		10,223,000	10,542,469
6.375% 10/15/21		3,822,000	3,888,885
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	207,000	276,615
4.5% 9/7/23 (Reg. S)	GBP	1,536,000	2,069,426
			90,683,113
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		3,401,156	3,239,601
DP World Ltd. 5.625% 9/25/48 (b)		550,000	635,078
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	3,200,000	5,026,414
			8,901,093
TOTAL INDUSTRIALS			247,870,603
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
CommScope Finance LLC:
5.5% 3/1/24 (b)		600,000	623,250
6% 3/1/26 (b)		600,000	628,501
HTA Group Ltd. 9.125% 3/8/22 (b)		1,755,000	1,815,328
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		1,935,000	2,014,819
SSL Robotics LLC 9.75% 12/31/23 (b)(f)		750,000	780,000
			5,861,898
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (b)		1,529,000	1,574,384
5.45% 6/15/23 (b)		14,700,000	15,930,680
6.02% 6/15/26 (b)		5,064,000	5,786,677
TTM Technologies, Inc. 5.625% 10/1/25 (b)		12,935,000	13,193,700
			36,485,441
IT Services - 0.1%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		6,795,000	6,368,614
Camelot Finance SA 4.5% 11/1/26 (b)		4,300,000	4,381,494
Gartner, Inc. 5.125% 4/1/25 (b)		850,000	891,183
Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		7,065,000	6,835,388
			18,476,679
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV/NXP Funding LLC 4.125% 6/1/21 (b)		1,347,000	1,380,617
Qorvo, Inc. 5.5% 7/15/26		2,714,000	2,887,018
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		1,927,000	2,070,311
			6,337,946
Software - 0.2%
Ascend Learning LLC:
6.875% 8/1/25 (b)		565,000	594,663
6.875% 8/1/25 (b)		6,935,000	7,281,750
CDK Global, Inc.:
4.875% 6/1/27		1,159,000	1,214,180
5.25% 5/15/29 (b)		730,000	773,910
5.875% 6/15/26		2,418,000	2,584,238
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		6,506,000	6,684,915
Fair Isaac Corp. 5.25% 5/15/26 (b)		5,794,000	6,315,460
Nortonlifelock, Inc. 5% 4/15/25 (b)		11,289,000	11,399,390
Nuance Communications, Inc. 5.625% 12/15/26		2,663,000	2,829,438
Open Text Corp. 5.875% 6/1/26 (b)		7,059,000	7,514,517
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		5,725,000	6,125,464
			53,317,925
TOTAL INFORMATION TECHNOLOGY			120,479,889
MATERIALS - 0.7%
Chemicals - 0.2%
Braskem Idesa SAPI 7.45% 11/15/29 (b)		1,075,000	1,100,531
Element Solutions, Inc. 5.875% 12/1/25 (b)		5,514,000	5,734,560
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	4,273,000	4,990,942
Nufarm Australia Ltd. 5.75% 4/30/26 (b)		6,356,000	6,228,880
Nutrien Ltd.:
4.2% 4/1/29		2,050,000	2,247,321
5% 4/1/49		3,569,000	4,182,220
OCI NV 6.625% 4/15/23 (b)		6,832,000	7,122,360
OCP SA 6.875% 4/25/44 (b)		275,000	344,180
Olin Corp. 5.125% 9/15/27		3,663,000	3,800,363
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		2,923,000	2,902,904
SABIC Capital II BV 4% 10/10/23 (b)		1,583,000	1,664,129
The Chemours Co. LLC:
5.375% 5/15/27		3,380,000	2,839,200
7% 5/15/25		2,595,000	2,400,375
TPC Group, Inc. 10.5% 8/1/24 (b)		1,740,000	1,748,700
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		2,962,000	2,965,791
Valvoline, Inc.:
4.375% 8/15/25		2,450,000	2,505,125
5.5% 7/15/24		1,790,000	1,863,515
			54,641,096
Construction Materials - 0.0%
CEMEX Finance LLC 6% 4/1/24 (b)		589,000	603,725
CEMEX S.A.B. de CV:
3.125% 3/19/26 (Reg. S)	EUR	1,925,000	2,179,954
7.75% 4/16/26 (b)		604,000	652,320
			3,435,999
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27 (b)		3,500,000	3,600,625
6% 2/15/25 (b)		14,798,000	15,537,900
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		3,408,000	3,527,280
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (b)		10,673,000	10,166,033
7.875% 7/15/26 (b)		2,935,000	2,802,925
OI European Group BV 4% 3/15/23 (b)		3,440,000	3,431,400
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		2,504,000	2,535,300
Silgan Holdings, Inc. 4.75% 3/15/25		1,876,000	1,918,210
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)		6,690,000	7,024,600
8.5% 8/15/27 (b)		945,000	1,027,688
			51,571,961
Metals & Mining - 0.3%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		4,471,000	4,599,318
6.75% 10/19/75 (b)(c)		11,105,000	13,010,063
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		795,000	806,669
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		5,273,000	5,495,455
4.5% 8/1/47 (b)		4,170,000	4,585,697
CSN Resources SA:
6.5% 7/21/20 (b)		996,000	1,013,430
7.625% 2/13/23 (b)		4,355,000	4,542,809
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		2,201,000	2,133,594
7.25% 5/15/22 (b)		1,414,000	1,426,358
7.25% 4/1/23 (b)		11,737,000	11,801,554
Freeport-McMoRan, Inc.:
3.55% 3/1/22		3,294,000	3,310,470
3.875% 3/15/23		1,962,000	2,002,025
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		767,000	779,943
5.125% 5/15/24 (b)		280,000	297,500
Metinvest BV 7.75% 4/23/23 (b)		3,564,000	3,685,176
Polyus Finance PLC 5.25% 2/7/23 (b)		903,000	959,438
POSCO 4% 8/1/23 (b)		615,000	643,813
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		2,778,000	2,849,072
Stillwater Mining Co. 6.125% 6/27/22 (b)		3,687,000	3,760,740
Usiminas International SARL 5.875% 7/18/26 (b)		690,000	701,213
Vedanta Resources PLC:
6.375% 7/30/22 (b)		5,110,000	4,987,041
8.25% 6/7/21 (b)		590,000	611,388
			74,002,766
Paper & Forest Products - 0.0%
Berry Global Escrow Corp. 4.875% 7/15/26 (b)		3,335,000	3,489,244
TOTAL MATERIALS			187,141,066
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Campus Communities Operating Partnership LP 3.75% 4/15/23		2,224,000	2,311,815
American Homes 4 Rent LP 4.25% 2/15/28		896,000	961,005
AvalonBay Communities, Inc. 3.625% 10/1/20		3,189,000	3,218,725
Boston Properties, Inc.:
3.85% 2/1/23		3,713,000	3,895,689
4.5% 12/1/28		12,665,000	14,400,444
Camden Property Trust:
2.95% 12/15/22		4,218,000	4,306,094
4.25% 1/15/24		5,855,000	6,267,774
Corporate Office Properties LP 5% 7/1/25		7,885,000	8,490,092
Corrections Corp. of America:
4.125% 4/1/20		1,640,000	1,640,820
4.625% 5/1/23		3,895,000	3,802,494
5% 10/15/22		3,180,000	3,176,025
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		3,260,000	3,390,400
Duke Realty LP:
3.625% 4/15/23		4,005,000	4,154,820
3.75% 12/1/24		3,445,000	3,647,361
3.875% 10/15/22		11,077,000	11,536,807
Equity One, Inc. 3.75% 11/15/22		11,531,000	11,965,498
ERP Operating LP 4.75% 7/15/20		4,905,000	4,984,840
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,169,000	1,206,993
HCP, Inc.:
3.25% 7/15/26		2,056,000	2,136,177
3.5% 7/15/29		2,351,000	2,460,229
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		4,838,000	4,811,408
3.5% 8/1/26		5,039,000	5,252,416
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	29,922,685
iStar Financial, Inc.:
4.75% 10/1/24		1,085,000	1,114,159
6% 4/1/22		832,000	850,720
Lexington Corporate Properties Trust 4.4% 6/15/24		2,936,000	3,062,127
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		3,424,000	3,595,200
5.25% 8/1/26		3,615,000	3,841,697
6.375% 3/1/24		1,433,000	1,498,818
Omega Healthcare Investors, Inc.:
3.625% 10/1/29		21,648,000	21,704,209
4.375% 8/1/23		26,812,000	28,523,191
4.5% 1/15/25		6,808,000	7,211,843
4.5% 4/1/27		32,478,000	35,197,329
4.75% 1/15/28		18,782,000	20,577,554
4.95% 4/1/24		11,179,000	12,075,471
5.25% 1/15/26		18,623,000	20,546,986
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,194,926
5% 12/15/23		1,293,000	1,364,366
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		597,000	610,433
Senior Housing Properties Trust 6.75% 4/15/20		159,000	159,551
SITE Centers Corp.:
3.625% 2/1/25		5,451,000	5,613,331
4.25% 2/1/26		18,338,000	19,399,150
4.625% 7/15/22		4,060,000	4,235,857
4.7% 6/1/27		904,000	986,622
Store Capital Corp. 4.625% 3/15/29		5,948,000	6,606,265
The GEO Group, Inc.:
5.875% 10/15/24		935,000	783,063
6% 4/15/26		1,284,000	1,017,570
Ventas Realty LP:
3% 1/15/30		28,128,000	27,936,075
3.125% 6/15/23		3,477,000	3,567,844
3.5% 2/1/25		3,798,000	3,955,633
3.75% 5/1/24		15,927,000	16,765,927
4% 3/1/28		6,996,000	7,536,626
4.125% 1/15/26		3,540,000	3,807,754
VICI Properties, Inc.:
4.25% 12/1/26 (b)		3,430,000	3,498,600
4.625% 12/1/29 (b)		485,000	500,108
Weingarten Realty Investors 3.375% 10/15/22		1,739,000	1,778,051
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	4,777,724
4% 2/1/25		21,671,000	22,772,966
			437,608,357
Real Estate Management & Development - 0.9%
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	4,721,000	5,319,248
1.75% 3/12/29 (Reg. S)	EUR	4,300,000	4,746,552
2% 2/15/24 (Reg. S)	EUR	1,900,000	2,198,829
2.2% 7/24/25 (Reg. S)	EUR	5,216,000	6,102,957
Brandywine Operating Partnership LP:
3.95% 2/15/23		18,541,000	19,256,550
3.95% 11/15/27		14,429,000	15,184,331
4.1% 10/1/24		13,139,000	13,884,769
4.55% 10/1/29		15,790,000	17,252,814
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	1,900,000	2,144,625
CPI Property Group SA 1.45% 4/14/22 (Reg. S)	EUR	7,475,000	8,441,854
Deutsche Annington Finance BV 5% 10/2/23 (b)		3,695,000	3,932,058
Digital Realty Trust LP:
3.625% 10/1/22		5,865,000	6,064,334
3.95% 7/1/22		7,543,000	7,859,231
4.75% 10/1/25		19,502,000	21,632,697
Essex Portfolio LP 3.875% 5/1/24		5,607,000	5,930,286
Greystar Real Estate Partners 5.75% 12/1/25 (b)		459,000	476,979
Host Hotels & Resorts LP 4.75% 3/1/23		96,000	102,269
Howard Hughes Corp. 5.375% 3/15/25 (b)		7,035,000	7,380,981
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		5,000	4,350
Kennedy-Wilson, Inc. 5.875% 4/1/24		516,000	529,958
Liberty Property LP:
3.375% 6/15/23		5,207,000	5,407,770
4.125% 6/15/22		9,480,000	9,900,888
4.4% 2/15/24		8,293,000	8,988,760
Logicor Financing SARL 1.625% 7/15/27 (Reg. S)	EUR	4,900,000	5,470,462
Mack-Cali Realty LP:
3.15% 5/15/23		9,387,000	9,231,271
4.5% 4/18/22		11,063,000	11,227,209
Post Apartment Homes LP 3.375% 12/1/22		1,637,000	1,682,407
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	5,290,000	5,986,417
Shimao Property Holdings Ltd. 4.75% 7/3/22		730,000	746,982
Tanger Properties LP:
3.125% 9/1/26		8,723,000	8,590,200
3.75% 12/1/24		15,395,000	15,709,082
3.875% 12/1/23		3,066,000	3,155,367
TLG Immobilien AG 0.375% 9/23/22 (Reg. S)	EUR	1,700,000	1,880,477
			236,422,964
TOTAL REAL ESTATE			674,031,321
UTILITIES - 1.6%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 2.95% 12/15/22		3,144,000	3,203,901
Clearway Energy Operating LLC 5.75% 10/15/25		2,198,000	2,307,900
Cleco Corporate Holdings LLC 3.375% 9/15/29 (b)		12,555,000	12,527,276
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		18,694,000	19,886,417
6.4% 9/15/20 (b)		16,498,000	16,995,901
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		7,405,000	7,384,636
5.75% 1/26/21 (Reg. S)		1,685,000	1,680,366
6.75% 8/6/23 (b)		1,250,000	1,256,250
7.125% 2/11/25 (b)		1,095,000	1,097,738
Eversource Energy 2.8% 5/1/23		9,622,000	9,777,340
Exelon Corp. 2.85% 6/15/20		3,114,000	3,125,354
FirstEnergy Corp.:
4.25% 3/15/23		19,904,000	20,980,232
7.375% 11/15/31		40,851,000	57,243,959
InterGen NV 7% 6/30/23 (b)		7,075,000	6,862,750
IPALCO Enterprises, Inc.:
3.45% 7/15/20		17,516,000	17,615,532
3.7% 9/1/24		6,665,000	6,924,478
LG&E and KU Energy LLC 3.75% 11/15/20		924,000	934,499
Monongahela Power Co. 4.1% 4/15/24 (b)		2,537,000	2,718,242
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		3,341,000	3,432,878
4.5% 9/15/27 (b)		596,000	607,920
NRG Yield Operating LLC 5% 9/15/26		2,513,000	2,600,955
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		5,204,895	5,647,311
NV Energy, Inc. 6.25% 11/15/20		2,230,000	2,318,209
ORSTED A/S 1.75% (Reg. S) (c)(f)(g)	EUR	1,600,000	1,752,303
Pampa Holding SA 7.5% 1/24/27 (b)		564,000	431,284
PPL Capital Funding, Inc. 3.4% 6/1/23		4,577,000	4,707,579
TECO Finance, Inc. 5.15% 3/15/20		2,396,000	2,415,735
Vistra Operations Co. LLC:
5% 7/31/27 (b)		3,095,000	3,214,931
5.5% 9/1/26 (b)		11,371,000	11,967,978
			231,619,854
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		2,323,000	2,383,024
Independent Power and Renewable Electricity Producers - 0.3%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		27,409,000	28,505,360
Emera U.S. Finance LP:
2.7% 6/15/21		3,220,000	3,243,372
3.55% 6/15/26		5,152,000	5,372,793
NRG Energy, Inc.:
5.25% 6/15/29 (b)		3,295,000	3,531,581
5.75% 1/15/28		2,250,000	2,430,000
6.625% 1/15/27		1,080,000	1,169,100
Talen Energy Supply LLC 10.5% 1/15/26 (b)		6,735,000	5,713,570
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		1,293,000	1,315,091
5% 1/31/28 (b)		1,443,000	1,499,825
The AES Corp.:
4.5% 3/15/23		1,851,000	1,897,275
4.875% 5/15/23		5,211,000	5,302,193
5.125% 9/1/27		4,638,000	4,956,863
6% 5/15/26		984,000	1,050,400
			65,987,423
Multi-Utilities - 0.4%
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.4044% 9/30/66 (c)(d)		22,443,000	20,619,506
3 month U.S. LIBOR + 2.825% 4.9294% 6/30/66 (c)(d)		6,590,000	6,260,500
NiSource Finance Corp.:
5.25% 2/15/43		8,116,000	9,884,274
5.8% 2/1/42		4,036,000	5,186,752
5.95% 6/15/41		7,538,000	9,744,800
NiSource, Inc. 2.95% 9/1/29		31,524,000	31,534,695
Puget Energy, Inc.:
6% 9/1/21		9,916,000	10,544,091
6.5% 12/15/20		3,265,000	3,410,382
Sempra Energy:
2.875% 10/1/22		3,670,000	3,728,905
6% 10/15/39		9,562,000	12,409,156
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 4.0224% 5/15/67 (c)(d)		2,459,000	2,202,267
			115,525,328
TOTAL UTILITIES			415,515,629

TOTAL NONCONVERTIBLE BONDS			8,852,196,659

TOTAL CORPORATE BONDS
(Cost $8,462,152,519)			8,861,817,014

U.S. Government and Government Agency Obligations - 31.5%
U.S. Treasury Inflation-Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$90,996,700	$104,832,272
1% 2/15/46		44,968,900	54,602,106
1% 2/15/49		33,240,000	38,465,125
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		31,431,100	33,964,979
0.375% 7/15/25		161,548,600	177,166,855
0.375% 1/15/27		137,872,800	148,337,391
0.625% 1/15/26		175,556,600	194,593,414
0.75% 7/15/28		157,727,500	169,408,011
0.875% 1/15/29		116,683,400	125,917,834

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			1,047,287,987

U.S. Treasury Obligations - 27.5%
U.S. Treasury Bonds:
2.25% 8/15/46 (h)(i)		261,200	263,139
2.75% 11/15/47		182,698,900	203,323,892
3% 5/15/45		42,618,500	49,260,993
3% 2/15/48		10,482,100	12,225,978
3% 2/15/49		552,560,000	646,905,305
5% 5/15/37		16,600	24,040
U.S. Treasury Notes:
1.25% 10/31/21 (h)(i)		3,057,900	3,034,846
1.5% 9/30/24		35,000,000	34,783,984
1.625% 9/30/26		683,928,000	679,413,008
1.625% 8/15/29 (j)		1,235,180,000	1,216,845,239
1.75% 6/30/24		284,750,000	286,251,612
1.875% 7/31/22		151,545,600	152,599,315
2% 4/30/24		15,926,700	16,176,799
2% 11/15/26		24,203,000	24,639,789
2.125% 12/31/22		275,186,800	279,497,343
2.125% 3/31/24		253,410,000	258,616,785
2.125% 7/31/24		222,547,000	227,432,601
2.125% 11/30/24 (h)(i)(k)		51,867,300	53,060,653
2.125% 5/15/25 (h)(i)		1,465,300	1,499,586
2.125% 5/31/26		498,913,000	511,268,890
2.25% 4/30/24		676,960,000	694,756,642
2.25% 12/31/24		394,208,100	405,633,977
2.25% 11/15/27		200,057,200	207,574,973
2.375% 4/30/26		89,077,000	92,629,641
2.375% 5/15/29		7,900,000	8,303,641
2.5% 2/28/26		546,304,000	571,805,301
2.75% 11/30/20 (h)		1,228,000	1,240,712
2.75% 2/15/28		96,082,900	103,424,234
2.875% 9/30/23		46,915,700	49,089,216
3.125% 11/15/28		373,000,000	414,743,944

TOTAL U.S. TREASURY OBLIGATIONS			7,206,326,078

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,956,779,593)			8,253,614,065

U.S. Government Agency - Mortgage Securities - 21.4%
Fannie Mae - 7.5%
12 month U.S. LIBOR + 1.445% 4.497% 4/1/37 (c)(d)		33,382	34,598
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (c)(d)		9,880	10,273
12 month U.S. LIBOR + 1.490% 4.234% 1/1/35 (c)(d)		36,446	37,694
12 month U.S. LIBOR + 1.553% 4.345% 6/1/36 (c)(d)		23,589	24,623
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (c)(d)		14,921	15,480
12 month U.S. LIBOR + 1.590% 4.484% 5/1/36 (c)(d)		70,154	73,211
12 month U.S. LIBOR + 1.610% 4.313% 3/1/33 (c)(d)		26,389	27,364
12 month U.S. LIBOR + 1.641% 3.879% 9/1/36 (c)(d)		19,107	19,971
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (c)(d)		31,026	32,473
12 month U.S. LIBOR + 1.650% 4.442% 11/1/36 (c)(d)		16,801	17,505
12 month U.S. LIBOR + 1.711% 4.595% 6/1/42 (c)(d)		49,450	50,996
12 month U.S. LIBOR + 1.718% 4.013% 5/1/35 (c)(d)		56,557	59,046
12 month U.S. LIBOR + 1.730% 4.695% 7/1/35 (c)(d)		20,689	21,557
12 month U.S. LIBOR + 1.750% 4.064% 8/1/41 (c)(d)		75,430	78,341
12 month U.S. LIBOR + 1.750% 4.631% 3/1/40 (c)(d)		65,195	67,815
12 month U.S. LIBOR + 1.788% 4.913% 2/1/36 (c)(d)		62,216	64,931
12 month U.S. LIBOR + 1.800% 4.235% 12/1/40 (c)(d)		1,851,411	1,923,795
12 month U.S. LIBOR + 1.800% 4.5% 7/1/41 (c)(d)		59,432	62,188
12 month U.S. LIBOR + 1.800% 4.784% 1/1/42 (c)(d)		158,363	163,206
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (c)(d)		33,571	34,973
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (c)(d)		29,896	31,077
12 month U.S. LIBOR + 1.818% 4.068% 9/1/41 (c)(d)		20,901	21,848
12 month U.S. LIBOR + 1.818% 4.931% 2/1/42 (c)(d)		146,822	151,814
12 month U.S. LIBOR + 1.820% 4.82% 12/1/35 (c)(d)		67,682	70,808
12 month U.S. LIBOR + 1.830% 3.879% 10/1/41 (c)(d)		18,018	18,742
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (c)(d)		24,266	25,376
12 month U.S. LIBOR + 1.900% 4.782% 7/1/37 (c)(d)		21,316	22,384
6 month U.S. LIBOR + 1.470% 3.553% 10/1/33 (c)(d)		603	623
6 month U.S. LIBOR + 1.505% 4.103% 1/1/35 (c)(d)		55,877	57,726
6 month U.S. LIBOR + 1.510% 4.037% 2/1/33 (c)(d)		631	651
6 month U.S. LIBOR + 1.535% 3.851% 12/1/34 (c)(d)		10,711	11,087
6 month U.S. LIBOR + 1.535% 3.94% 3/1/35 (c)(d)		8,912	9,229
6 month U.S. LIBOR + 1.550% 3.807% 10/1/33 (c)(d)		4,591	4,744
6 month U.S. LIBOR + 1.565% 4.085% 7/1/35 (c)(d)		5,648	5,852
6 month U.S. LIBOR + 1.740% 4.365% 12/1/34 (c)(d)		837	872
6 month U.S. LIBOR + 1.960% 4.21% 9/1/35 (c)(d)		10,264	10,763
U.S. TREASURY 1 YEAR INDEX + 1.940% 4.189% 10/1/33 (c)(d)		78,783	83,011
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (c)(d)		8,843	9,301
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.27% 6/1/36 (c)(d)		61,048	64,036
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.266% 10/1/33 (c)(d)		29,425	30,890
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.859% 7/1/34 (c)(d)		74,757	78,601
2.5% 2/1/22 to 8/1/43 (k)(l)		128,668,500	129,541,221
3% 7/1/27 to 10/1/49 (h)(i)(l)		512,999,185	527,055,452
3.5% 7/1/32 to 11/1/49 (f)		508,650,368	531,372,493
4% 5/1/29 to 11/1/49		381,207,838	403,483,511
4.5% to 4.5% 6/1/33 to 8/1/49 (f)		182,651,643	195,751,746
5% 3/1/20 to 2/1/49		122,454,714	134,465,475
5.248% 8/1/41 (c)		1,098,783	1,195,917
5.5% 9/1/21 to 5/1/49		31,345,721	34,851,697
6% to 6% 2/1/20 to 1/1/42		5,025,938	5,753,376
6.5% 8/1/20 to 4/1/37		2,178,140	2,480,227
6.528% 2/1/39 (c)		1,113,954	1,203,778
7% to 7% 9/1/21 to 7/1/37		478,085	540,999
7.5% to 7.5% 6/1/25 to 2/1/32		213,008	241,468
8% 8/1/29 to 3/1/37		7,138	8,529
9.5% 9/1/21		76	77

TOTAL FANNIE MAE			1,971,475,441

Freddie Mac - 4.5%
12 month U.S. LIBOR + 1.325% 4.175% 1/1/36 (c)(d)		18,398	18,955
12 month U.S. LIBOR + 1.370% 3.971% 3/1/36 (c)(d)		61,788	63,915
12 month U.S. LIBOR + 1.500% 4.285% 3/1/36 (c)(d)		54,360	56,260
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (c)(d)		16,028	16,581
12 month U.S. LIBOR + 1.750% 4.006% 9/1/41 (c)(d)		316,513	328,259
12 month U.S. LIBOR + 1.750% 4.25% 12/1/40 (c)(d)		852,056	880,874
12 month U.S. LIBOR + 1.750% 4.408% 7/1/41 (c)(d)		182,661	189,668
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (c)(d)		21,207	22,069
12 month U.S. LIBOR + 1.864% 4.739% 4/1/36 (c)(d)		21,079	22,143
12 month U.S. LIBOR + 1.870% 4.801% 4/1/41 (c)(d)		19,639	20,416
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)		26,970	28,207
12 month U.S. LIBOR + 1.880% 4.434% 10/1/42 (c)(d)		267,649	278,482
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (c)(d)		25,844	26,867
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (c)(d)		49,904	52,009
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (c)(d)		40,348	42,408
12 month U.S. LIBOR + 1.910% 4.811% 5/1/41 (c)(d)		47,005	48,933
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (c)(d)		12,040	12,629
12 month U.S. LIBOR + 1.998% 4.913% 4/1/38 (c)(d)		60,802	63,716
12 month U.S. LIBOR + 2.045% 4.784% 7/1/36 (c)(d)		30,540	32,024
12 month U.S. LIBOR + 2.060% 4.728% 3/1/33 (c)(d)		914	955
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (c)(d)		51,961	54,291
6 month U.S. LIBOR + 1.125% 3.601% 8/1/37 (c)(d)		19,985	20,371
6 month U.S. LIBOR + 1.445% 3.695% 3/1/35 (c)(d)		21,890	22,633
6 month U.S. LIBOR + 1.608% 4.205% 12/1/35 (c)(d)		5,461	5,652
6 month U.S. LIBOR + 1.661% 4.199% 2/1/37 (c)(d)		62,791	65,132
6 month U.S. LIBOR + 1.720% 4.247% 8/1/37 (c)(d)		30,928	32,192
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (c)(d)		8,002	8,309
6 month U.S. LIBOR + 1.840% 4.122% 10/1/36 (c)(d)		89,243	93,185
6 month U.S. LIBOR + 1.910% 4.192% 10/1/35 (c)(d)		54,094	56,428
6 month U.S. LIBOR + 2.020% 4.6% 6/1/37 (c)(d)		15,622	16,258
6 month U.S. LIBOR + 2.040% 4.665% 6/1/37 (c)(d)		23,642	24,612
6 month U.S. LIBOR + 2.270% 4.488% 10/1/35 (c)(d)		24,650	25,763
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.573% 6/1/33 (c)(d)		73,831	77,468
U.S. TREASURY 1 YEAR INDEX + 2.286% 4.828% 6/1/33 (c)(d)		144,058	151,002
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.717% 3/1/35 (c)(d)		277,136	290,897
2.5% 1/1/23 to 12/1/34		64,883,526	65,659,164
3% 6/1/31 to 12/1/46		143,852,345	148,110,415
3.5% 1/1/32 to 10/1/49 (h)(i)		415,457,455	435,099,917
3.5% 8/1/47		107,031	112,038
4% 7/1/31 to 10/1/48		364,392,957	384,900,730
4% 4/1/48		780,088	815,039
4.5% 6/1/25 to 12/1/48		99,789,298	106,953,503
5% 6/1/20 to 7/1/41		9,614,002	10,618,826
5.5% 2/1/20 to 3/1/41		3,307,422	3,692,138
6% 10/1/21 to 12/1/37		957,311	1,086,630
6.5% 7/1/21 to 9/1/39		1,221,248	1,407,698
7% 6/1/21 to 9/1/36		443,847	507,536
7.5% 1/1/27 to 11/1/31		9,407	10,817
8% 7/1/24 to 4/1/32		11,375	13,017
8.5% 12/1/22 to 1/1/28		10,306	11,498

TOTAL FREDDIE MAC			1,162,148,529

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31		928,559	956,229
Ginnie Mae - 7.5%
3.5% 6/20/34 to 8/20/47 (f)		402,513,300	421,999,103
4% 5/20/33 to 5/20/49		251,325,238	265,908,730
4.5% 6/20/33 to 6/20/48		114,922,333	122,582,853
5% 12/15/32 to 4/20/48		29,165,698	31,611,904
5.5% 7/15/33 to 9/15/39		775,631	871,880
6% to 6% 10/15/30 to 11/15/39		262,796	297,266
7% to 7% 10/15/22 to 3/15/33		507,035	576,550
7.5% to 7.5% 2/15/22 to 9/15/31		189,269	209,276
8% 11/15/21 to 11/15/29		48,249	52,390
8.5% 10/15/21 to 1/15/31		9,882	11,235
9% 1/15/23		85	91
9.5% 12/15/20 to 3/15/23		29	30
3% 5/20/42 to 9/20/48 (f)		114,190,300	117,901,851
3% 12/1/49 (f)		171,400,000	176,153,676
3% 12/1/49 (f)		102,850,000	105,702,483
3% 12/1/49 (f)		80,375,000	82,604,152
3% 12/1/49 (f)		82,300,000	84,582,541
3% 12/1/49 (f)		500,000	513,867
3% 12/1/49 (f)		8,275,000	8,504,502
3% 12/1/49 (f)		7,650,000	7,862,168
3% 12/1/49 (f)		1,050,000	1,079,121
3% 12/1/49 (f)		4,650,000	4,778,965
3% 12/1/49 (f)		31,825,000	32,707,647
3% 12/1/49 (f)		14,500,000	14,902,149
3% 12/1/49 (f)		21,825,000	22,430,303
3% 12/1/49 (f)		400,000	411,094
3% 12/1/49 (f)		375,000	385,400
3.5% 12/1/49 (f)		173,800,000	179,625,011
3.5% 12/1/49 (f)		144,000,000	148,826,246
3.5% 12/1/49 (f)		120,875,000	124,926,198
6.5% 3/20/31 to 6/15/37		151,829	174,633

TOTAL GINNIE MAE			1,958,193,315

Uniform Mortgage Backed Securities - 1.9%
3% 12/1/34 (f)		15,550,000	15,914,453
3% 12/1/49 (f)		61,475,000	62,344,293
3% 12/1/49 (f)		82,300,000	83,463,771
3% 12/1/49 (f)		64,300,000	65,209,241
3.5% 12/1/49 (f)		125,300,000	128,628,281
3.5% 12/1/49 (f)		9,600,000	9,855,000
4.5% 12/1/49 (f)		123,300,000	129,532,433

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			494,947,472

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,526,021,385)			5,587,720,986

Asset-Backed Securities - 3.1%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)		$11,611,881	$11,673,022
Series 2019-1 Class A, 3.844% 5/15/39 (b)		14,565,670	14,676,710
Series 2019-2:
Class A, 3.376% 10/16/39 (b)		24,378,619	24,258,271
Class B, 4.458% 10/16/39 (b)		4,287,213	4,266,705
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.6184% 7/22/32 (b)(c)(d)		22,128,000	22,115,321
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		221,000	244,329
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		478,000	532,929
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		662,438	718,159
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)		1,118,000	1,241,510
Class XS, 0% 10/17/52 (b)(c)(m)(n)		774,944	8
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.1658% 10/15/32 (b)(c)(d)		20,251,000	20,251,000
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.2009% 1/15/29 (b)(c)(d)		25,124,000	25,084,756
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.1847% 6/26/34 (b)(c)(d)		6,797	16,146
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1/17/33 (b)(c)(d)(f)(o)		11,400,000	11,400,000
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		24,186,344	24,853,863
Class AA, 2.487% 12/16/41 (b)		4,564,750	4,547,771
Capital Trust RE CDO Ltd. Series 2005-1A Class E, 1 month U.S. LIBOR + 2.100% 3.8236% 3/20/50 (b)(c)(d)(n)		330,000	33
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		21,015,391	21,361,801
Class B, 5.095% 4/15/39 (b)		7,209,528	7,316,345
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		19,514,826	19,890,926
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4705% 10/20/32 (b)(c)(d)		16,659,000	16,639,659
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.4674% 5/29/32 (b)(c)(d)		11,001,000	10,995,467
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.058% 10/25/37 (b)(c)(d)		8,023,852	8,109,602
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (b)		4,916,183	4,942,685
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (b)		10,300,000	10,299,269
Series 2019-P1 Class A, 2.94% 7/15/26 (b)		9,352,669	9,389,591
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 4.6776% 1/25/35 (c)		10,782	10,757
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 5.9458% 1/28/40 (b)(c)(d)(n)		360,121	36
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		10,843,700	11,016,874
Class A2II, 4.03% 11/20/47 (b)		18,370,100	18,991,560
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		26,096	26,449
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 3.264% 10/20/32 (b)(c)(d)		7,513,000	7,518,620
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.2809% 4/15/29 (b)(c)(d)		25,370,000	25,363,429
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.2399% 5/15/32 (b)(c)(d)		17,982,000	17,980,561
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 2.533% 3/25/34 (c)(d)		1,373	1,313
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (b)		9,400,000	9,406,519
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 3.2149% 11/16/32 (b)(c)(d)		22,515,000	22,515,000
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30		11,770,000	12,973,545
Home Partners America Trust Series 2019-2 Class F, 3.866% 10/19/39 (b)		966,000	958,985
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 4.4125% 7/17/34 (b)(c)(d)		231,000	232,152
Class F, 1 month U.S. LIBOR + 3.530% 5.3015% 7/17/34 (b)(c)(d)		360,000	360,469
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.1125% 7/17/37 (b)(c)(d)		708,000	706,675
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		9,129,372	9,443,881
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		10,189,846	10,301,717
Invitation Homes Trust:
Series 2017-SFR2 Class E, 1 month U.S. LIBOR + 2.250% 4.0125% 12/17/36 (b)(c)(d)		240,338	240,003
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.0154% 6/17/37 (b)(c)(d)		1,275,000	1,274,997
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.1859% 1/20/29 (b)(c)(d)		8,925,000	8,921,002
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (b)(c)(d)		22,042,000	22,029,524
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 3.1741% 10/15/32 (b)(c)(d)		10,889,000	10,889,000
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.2459% 4/20/30 (b)(c)(d)		18,545,000	18,539,678
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1/15/33 (b)(c)(d)(f)(o)		14,769,000	14,769,000
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (b)		14,079,000	14,087,336
Merit Securities Corp. Series 13 Class M1, 7.3303% 12/28/33 (c)		141,620	147,458
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)		9,809,201	10,153,069
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (b)		4,596,403	4,601,600
Series 2018-3A Class A 3.5545% 11/25/28 (b)		4,572,194	4,563,662
Series 2019-1A Class A, 2.6513% 6/25/29 (b)		7,805,458	7,810,228
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.218% 9/25/35 (c)(d)		376,713	376,068
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.3021% 7/17/32 (b)(c)(d)		22,017,000	22,005,595
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 2.7396% 7/25/25 (c)(d)		2,551,820	2,555,265
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.953% 1/25/36 (c)(d)		939,804	945,831
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)(f)		16,603,000	16,686,015
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	167,852
Series 2017-SFR1 Class F, 5.35% 8/17/34 (b)		160,000	164,749
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (b)		160,000	162,154
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		472,000	480,279
Series 2018-SFR2 Class F, 4.953% 8/17/35 (b)		292,000	298,564
Series 2018-SFR3 Class F, 5.368% 10/17/35 (b)		689,000	711,622
Series 2019-SFR1 Class F, 5.061% 8/17/35 (b)		600,000	620,475
Series 2019-SFR2 Class F, 4.837% 5/17/36 (b)		208,000	213,054
Series 2019-SFR4 Class F, 3.684% 10/17/36 (b)		1,943,000	1,944,533
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)		18,529,385	18,739,502
SBA Tower Trust Series 2019-1 2.836% 1/15/50 (b)		22,598,000	22,857,366
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.3654% 1/17/35 (b)(c)(d)		954,000	954,730
Class F, 1 month U.S. LIBOR + 3.400% 5.1654% 1/17/35 (b)(c)(d)		963,000	963,723
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 4.5405% 2/5/36 (b)(c)(d)(n)		339,012	25
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 6.3905% 12/5/36 (b)(c)(d)(n)		659,184	49
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.568% 9/25/34 (c)(d)		15,831	15,544
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)		12,992,260	13,317,051
Series 2018-A Class A, 4.147% 9/15/38 (b)		20,642,417	21,134,612
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)		29,284,000	29,165,602
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)		17,177,686	17,867,055
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)		22,595,373	23,252,444
Series 2019-1 Class A1, 3.75% 3/25/58 (b)		8,229,348	8,582,878
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.6031% 4/6/42 (b)(c)(d)		1,639,000	1,194,503
Tricon American Homes:
Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		329,000	328,661
Class F, 5.769% 11/17/33 (b)		807,000	823,877
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		1,681,000	1,730,532
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)		280,000	292,337
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)		1,331,000	1,397,060
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)		924,000	923,447
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (b)		4,049,040	4,061,741
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)		734,000	732,130
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.3509% 4/15/32 (b)(c)(d)		21,084,000	21,073,078
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.5229% 7/20/32 (b)(c)(d)		23,497,000	23,484,006
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3 month U.S. LIBOR + 0.850% 2.7446% 11/21/40 (b)(c)(d)		180,891	179,148
TOTAL ASSET-BACKED SECURITIES
(Cost $791,718,839)			801,064,134

Collateralized Mortgage Obligations - 1.7%
Private Sponsor - 1.6%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.9628% 6/27/36 (b)(c)(d)		2,163,255	2,136,907
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 2.0464% 7/26/36 (b)(c)		383,652	379,386
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.268% 1/25/35 (c)(d)		5,288	5,285
Citigroup Mortgage Loan Trust sequential payer:
Series 2009-5 Class 5A1, 4.5548% 1/25/37 (b)(c)		376,450	381,023
Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		2,540,703	2,574,713
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(c)(n)		3,666	690
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)		2,252,820	2,278,711
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.1028% 5/27/37 (b)(c)(d)		3,022,125	2,924,098
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(d)		149,476	143,701
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.508% 2/25/32 (c)(d)		9,321	9,428
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.7625% 3/18/32 (c)(d)		16,906	17,220
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.708% 4/25/32 (c)(d)		19,746	20,068
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.708% 10/25/32 (c)(d)		25,144	25,558
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.458% 1/25/32 (c)(d)		9,576	9,672
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.392% 12/25/33 (c)(m)(p)		315,016	79,903
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.972% 11/25/36 (c)(m)(p)		227,457	43,356
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		6,787	7,116
Series 1993-207 Class H, 6.5% 11/25/23		105,325	112,185
Series 1996-28 Class PK, 6.5% 7/25/25		36,534	39,022
Series 1999-17 Class PG, 6% 4/25/29		134,974	146,401
Series 1999-32 Class PL, 6% 7/25/29		130,942	143,727
Series 1999-33 Class PK, 6% 7/25/29		97,064	105,613
Series 2001-52 Class YZ, 6.5% 10/25/31		12,343	14,115
Series 2003-28 Class KG, 5.5% 4/25/23		58,403	60,547
Series 2005-102 Class CO 11/25/35 (q)		68,562	62,621
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.1092% 8/25/35 (c)(p)		19,876	25,185
Series 2005-81 Class PC, 5.5% 9/25/35		183,041	201,127
Series 2006-12 Class BO 10/25/35 (q)		309,440	282,664
Series 2006-37 Class OW 5/25/36 (q)		31,097	28,035
Series 2006-45 Class OP 6/25/36 (q)		103,369	92,896
Series 2006-62 Class KP 4/25/36 (q)		174,977	158,415
Series 2012-149:
Class DA, 1.75% 1/25/43		3,506,468	3,463,450
Class GA, 1.75% 6/25/42		3,684,627	3,627,938
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		29,225	32,943
Series 1999-25 Class Z, 6% 6/25/29		105,607	117,399
Series 2001-20 Class Z, 6% 5/25/31		143,400	156,970
Series 2001-31 Class ZC, 6.5% 7/25/31		77,598	87,528
Series 2002-16 Class ZD, 6.5% 4/25/32		44,860	51,405
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.842% 11/25/32 (c)(m)(p)		178,091	24,838
Series 2012-67 Class AI, 4.5% 7/25/27 (m)		741,870	59,562
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.932% 12/25/36 (c)(m)(p)		151,342	35,489
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.732% 5/25/37 (c)(m)(p)		88,083	17,909
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 14.9687% 9/25/23 (c)(p)		4,878	5,720
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.392% 3/25/33 (c)(m)(p)		23,206	4,893
Series 2005-72 Class ZC, 5.5% 8/25/35		1,240,140	1,347,093
Series 2005-79 Class ZC, 5.9% 9/25/35		864,818	985,770
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.372% 6/25/37 (c)(p)		74,623	151,379
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 29.352% 7/25/37 (c)(p)		114,732	231,047
Class SB, 39.600% - 1 month U.S. LIBOR 29.352% 7/25/37 (c)(p)		41,132	72,517
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 4.837% 8/25/37 (c)(m)(p)		3,371,131	674,462
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.642% 3/25/38 (c)(m)(p)		598,510	111,501
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.652% 6/25/21 (c)(m)(p)		479	4
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.342% 12/25/40 (c)(m)(p)		560,692	97,758
Class ZA, 4.5% 12/25/40		2,485,508	2,762,237
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		400,088	28,909
Series 2010-150 Class ZC, 4.75% 1/25/41		2,974,735	3,348,967
Series 2010-17 Class DI, 4.5% 6/25/21 (m)		586	4
Series 2010-95 Class ZC, 5% 9/25/40		6,365,570	7,190,344
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		35,627	422
Series 2011-39 Class ZA, 6% 11/25/32		399,227	452,804
Series 2011-4 Class PZ, 5% 2/25/41		1,311,281	1,519,602
Series 2011-67 Class AI, 4% 7/25/26 (m)		128,583	9,011
Series 2011-83 Class DI, 6% 9/25/26 (m)		112,119	6,037
Series 2012-100 Class WI, 3% 9/25/27 (m)		2,394,079	187,503
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.942% 12/25/30 (c)(m)(p)		766,711	73,184
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.842% 6/25/41 (c)(m)(p)		963,352	102,144
Series 2013-133 Class IB, 3% 4/25/32 (m)		1,530,743	103,228
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.342% 1/25/44 (c)(m)(p)		812,422	134,717
Series 2013-51 Class GI, 3% 10/25/32 (m)		2,317,945	194,331
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.012% 6/25/35 (c)(m)(p)		452,042	89,038
Series 2015-42 Class IL, 6% 6/25/45 (m)		3,452,617	711,716
Series 2015-70 Class JC, 3% 10/25/45		2,942,770	3,031,638
Series 2017-30 Class AI, 5.5% 5/25/47 (m)		1,872,415	383,321
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(c)		4,673,463	4,666,913
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.5654% 1/15/32 (c)(d)		7,767	7,856
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.6654% 3/15/32 (c)(d)		10,891	11,044
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.7654% 3/15/32 (c)(d)		10,609	10,782
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.6654% 6/15/31 (c)(d)		19,447	19,717
Class FG, 1 month U.S. LIBOR + 0.900% 2.6654% 3/15/32 (c)(d)		6,023	6,107
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.0154% 5/15/37 (c)(d)		416,346	413,617
planned amortization class:
Series 2006-15 Class OP 3/25/36 (q)		312,489	283,471
Series 2095 Class PE, 6% 11/15/28		154,850	168,564
Series 2101 Class PD, 6% 11/15/28		12,711	13,795
Series 2121 Class MG, 6% 2/15/29		63,267	69,099
Series 2131 Class BG, 6% 3/15/29		437,084	477,069
Series 2137 Class PG, 6% 3/15/29		62,738	68,751
Series 2154 Class PT, 6% 5/15/29		111,169	122,631
Series 2162 Class PH, 6% 6/15/29		23,464	25,456
Series 2520 Class BE, 6% 11/15/32		159,734	178,490
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.8346% 3/15/23 (c)(m)(p)		2,766	76
Series 2693 Class MD, 5.5% 10/15/33		1,644,271	1,836,322
Series 2802 Class OB, 6% 5/15/34		199,680	215,733
Series 2962 Class BE, 4.5% 4/15/20		14,399	14,429
Series 3002 Class NE, 5% 7/15/35		419,863	450,582
Series 3110 Class OP 9/15/35 (q)		180,777	170,594
Series 3119 Class PO 2/15/36 (q)		377,127	340,192
Series 3121 Class KO 3/15/36 (q)		62,868	57,149
Series 3123 Class LO 3/15/36 (q)		212,636	192,115
Series 3145 Class GO 4/15/36 (q)		205,379	186,207
Series 3189 Class PD, 6% 7/15/36		363,172	418,790
Series 3225 Class EO 10/15/36 (q)		113,309	102,208
Series 3258 Class PM, 5.5% 12/15/36		177,523	192,441
Series 3415 Class PC, 5% 12/15/37		142,382	155,277
Series 3786 Class HI, 4% 3/15/38 (m)		312,518	12,492
Series 3806 Class UP, 4.5% 2/15/41		1,170,370	1,245,836
Series 3832 Class PE, 5% 3/15/41		1,513,210	1,645,024
Series 4135 Class AB, 1.75% 6/15/42		2,784,300	2,751,358
sequential payer:
Series 2135 Class JE, 6% 3/15/29		29,551	32,554
Series 2274 Class ZM, 6.5% 1/15/31		38,371	43,155
Series 2281 Class ZB, 6% 3/15/30		79,530	86,051
Series 2303 Class ZV, 6% 4/15/31		38,102	41,747
Series 2357 Class ZB, 6.5% 9/15/31		289,605	331,115
Series 2502 Class ZC, 6% 9/15/32		71,913	80,168
Series 2519 Class ZD, 5.5% 11/15/32		114,833	125,746
Series 2546 Class MJ, 5.5% 3/15/23		35,823	37,194
Series 2601 Class TB, 5.5% 4/15/23		17,331	18,098
Series 2998 Class LY, 5.5% 7/15/25		62,739	66,051
Series 3871 Class KB, 5.5% 6/15/41		2,391,347	2,754,031
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.8346% 2/15/36 (c)(m)(p)		120,781	26,357
Series 2013-4281 Class AI, 4% 12/15/28 (m)		1,188,477	75,682
Series 2017-4683 Class LM, 3% 5/15/47		4,248,603	4,310,112
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 35.325% 8/15/24 (c)(p)		1,370	1,691
Class SD, 86.400% - 1 month U.S. LIBOR 63.5001% 8/15/24 (c)(p)		2,013	2,910
Series 2933 Class ZM, 5.75% 2/15/35		1,709,380	1,994,212
Series 2935 Class ZK, 5.5% 2/15/35		1,579,000	1,745,247
Series 2947 Class XZ, 6% 3/15/35		563,485	633,414
Series 2996 Class ZD, 5.5% 6/15/35		1,212,262	1,392,773
Series 3237 Class C, 5.5% 11/15/36		1,725,424	1,947,340
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.8946% 11/15/36 (c)(m)(p)		471,946	100,124
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.9846% 3/15/37 (c)(m)(p)		704,930	157,410
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.9946% 4/15/37 (c)(m)(p)		981,679	225,259
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.8146% 6/15/37 (c)(m)(p)		361,896	70,168
Series 3949 Class MK, 4.5% 10/15/34		306,382	324,024
Series 3955 Class YI, 3% 11/15/21 (m)		282,080	5,875
Series 4055 Class BI, 3.5% 5/15/31 (m)		1,387,555	102,925
Series 4149 Class IO, 3% 1/15/33 (m)		1,087,266	122,812
Series 4314 Class AI, 5% 3/15/34 (m)		401,580	32,619
Series 4427 Class LI, 3.5% 2/15/34 (m)		2,675,695	251,681
Series 4471 Class PA 4% 12/15/40		2,468,576	2,539,029
target amortization class Series 2156 Class TC, 6.25% 5/15/29		78,107	83,034
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5496% 12/25/46 (b)(c)		580,000	580,756
Series 2010-K7 Class B, 5.7106% 4/25/20 (b)(c)		637,070	642,307
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.9275% 6/16/37 (c)(m)(p)		206,895	44,536
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.3549% 3/20/60 (c)(d)(r)		2,607,555	2,609,607
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.1349% 7/20/60 (c)(d)(r)		332,492	330,846
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.2973% 9/20/60 (c)(d)(r)		391,763	389,697
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.2973% 8/20/60 (c)(d)(r)		435,541	433,317
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.3773% 12/20/60 (c)(d)(r)		843,949	841,087
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 12/20/60 (c)(d)(r)		1,129,231	1,129,041
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 2/20/61 (c)(d)(r)		2,280,946	2,280,806
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.4873% 2/20/61 (c)(d)(r)		2,968,709	2,967,994
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 4/20/61 (c)(d)(r)		1,018,551	1,018,361
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.4973% 5/20/61 (c)(d)(r)		1,285,408	1,285,126
Class FC, 1 month U.S. LIBOR + 0.500% 2.4973% 5/20/61 (c)(d)(r)		1,147,323	1,147,100
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.5273% 6/20/61 (c)(d)(r)		1,387,063	1,387,718
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.5973% 10/20/61 (c)(d)(r)		2,747,744	2,753,360
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.6973% 11/20/61 (c)(d)(r)		1,456,803	1,463,004
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.6973% 1/20/62 (c)(d)(r)		916,379	920,249
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.6273% 1/20/62 (c)(d)(r)		1,373,437	1,377,157
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.6273% 3/20/62 (c)(d)(r)		859,370	860,169
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.6473% 5/20/61 (c)(d)(r)		70,406	70,579
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.5173% 10/20/62 (c)(d)(r)		781,782	781,981
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.5273% 7/20/60 (c)(d)(r)		30,802	30,815
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.3573% 3/20/63 (c)(d)(r)		1,272,540	1,268,085
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.5973% 1/20/64 (c)(d)(r)		1,362,052	1,364,507
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.5973% 12/20/63 (c)(d)(r)		4,259,269	4,268,240
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.4973% 6/20/64 (c)(d)(r)		5,563,936	5,562,850
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 2.4973% 9/20/64 (c)(d)(r)		17,928,256	17,924,439
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.3973% 12/20/62 (c)(d)(r)		360,340	360,038
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.5527% 12/20/40 (c)(p)		3,619,000	4,266,126
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		279,736	23,345
Series 2016-69 Class WA, 3% 2/20/46		3,383,621	3,443,844
Series 2017-134 Class BA, 2.5% 11/20/46		3,691,929	3,728,335
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		635,072	695,648
Series 2010-160 Class DY, 4% 12/20/40		7,612,553	8,261,205
Series 2010-170 Class B, 4% 12/20/40		1,703,005	1,848,177
Series 2017-139 Class BA, 3% 9/20/47		15,539,778	15,711,225
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.7375% 5/16/34 (c)(m)(p)		115,553	21,212
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.4375% 8/17/34 (c)(m)(p)		129,374	28,694
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 29.625% 6/16/37 (c)(p)		11,953	21,442
Series 2010-116 Class QB, 4% 9/16/40		16,161,949	16,801,637
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.1349% 5/20/60 (c)(d)(r)		999,540	994,618
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.3764% 7/20/41 (c)(m)(p)		651,603	118,723
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.9375% 6/16/42 (c)(m)(p)		432,839	86,596
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.3685% 4/20/39 (c)(p)		504,814	519,014
Class ST, 8.800% - 1 month U.S. LIBOR 6.5018% 8/20/39 (c)(p)		1,779,511	1,843,991
Series 2013-149 Class MA, 2.5% 5/20/40		8,807,649	8,918,511
Series 2014-2 Class BA, 3% 1/20/44		7,511,142	7,780,786
Series 2014-21 Class HA, 3% 2/20/44		3,419,192	3,547,399
Series 2014-25 Class HC, 3% 2/20/44		5,229,530	5,441,441
Series 2014-5 Class A, 3% 1/20/44		4,617,448	4,782,865
Series 2015-H13 Class HA, 2.5% 8/20/64 (r)		3,151,910	3,151,844
Series 2015-H21:
Class HA, 2.5% 6/20/63 (r)		260,850	260,692
Class JA, 2.5% 6/20/65 (r)		2,854,550	2,854,311
Series 2017-186 Class HK, 3% 11/16/45		7,413,660	7,493,112
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.14% 8/20/66 (c)(d)(r)		11,373,660	11,341,465
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.3595% 8/25/60 (b)(c)(d)		13,057,094	13,034,139
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 3.9955% 3/25/37 (c)		69,440	65,236
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.4209% 10/15/54 (b)(c)(d)		18,254,354	18,245,555
JPMorgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.0524% 6/21/36 (b)(c)(d)		789,914	786,796
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.6873% 12/22/69 (b)(c)(d)		10,458,067	10,474,078
Series 2019-2A Class 1A, 2.71% 12/22/69 (b)		42,614,000	42,825,451
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.9928% 2/25/37 (c)(d)		153,306	152,857
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.998% 7/25/35 (c)(d)		28,054	28,062
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.3661% 7/15/58 (b)(c)(d)		38,785,000	38,786,551
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.5361% 7/15/58 (b)(c)(d)		9,268,000	9,270,234
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 10/25/49 (b)		11,183,000	11,293,083
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 4.2199% 7/26/45 (b)(c)		1,677,770	1,692,452
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34 (c)(d)		6,163	6,040
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.5359% 1/21/70 (b)(c)(d)		20,496,000	20,468,105
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.348% 9/25/43 (c)(d)		2,996,891	3,016,097
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)		1,589,509	1,587,855

TOTAL PRIVATE SPONSOR			422,299,536

U.S. Government Agency - 0.1%
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (m)		88,786	18,035
Series 343 Class 16, 5.5% 5/25/34 (m)		76,073	13,863
Series 348 Class 14, 6.5% 8/25/34 (c)(m)		51,595	12,550
Series 351:
Class 12, 5.5% 4/25/34 (c)(m)		33,994	6,917
Class 13, 6% 3/25/34 (m)		46,638	9,400
Series 359 Class 19, 6% 7/25/35 (c)(m)		28,953	6,478
Series 384 Class 6, 5% 7/25/37 (m)		365,193	72,584
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.8213% 2/15/24 (c)(d)		25,714	25,876
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		58,977	64,146
Series 2056 Class Z, 6% 5/15/28		111,013	120,821
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		3,664,305	3,914,894
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		8,447,596	8,902,073

TOTAL U.S. GOVERNMENT AGENCY			13,167,637

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $432,786,944)			435,467,173

Commercial Mortgage Securities - 3.8%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.820% 4.5924% 9/15/34 (b)(c)(d)		1,278,000	1,281,983
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		352,000	363,300
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8237% 2/14/43 (c)(m)		2,462	6
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)		14,236,000	14,662,795
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)		3,196,000	3,291,870
Class CNM, 3.8425% 11/5/32 (b)(c)		1,322,000	1,356,118
BAMLL Trust Series 2015-200P Class F, 3.7157% 4/14/33 (b)(c)		831,000	832,638
Banc of America Merrill Lynch Large Loan, Inc. floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 4.9654% 3/15/34 (b)(c)(d)		987,000	994,310
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 3.7154% 4/15/36 (b)(c)(d)		1,365,000	1,368,406
BANK:
sequential payer Series 2019-BN23 Class E, 2.5% 12/15/52		693,000	558,408
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		1,426,000	1,313,850
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		830,000	761,381
Series 2017-BNK8 Class D, 2.6% 11/15/50 (b)		1,024,000	909,843
Series 2018-BN12 Class D, 3% 5/15/61 (b)		866,000	783,564
Bank Series 2018-BN15:
Class D, 3% 11/15/61 (b)		735,000	661,498
Class E, 3% 11/15/61 (b)		735,000	626,730
BANK:
Series 2019-BN18:
Class D, 3% 5/15/62 (b)		336,000	308,354
Class E, 3% 5/15/62 (b)		588,000	506,617
Series 2019-BN19:
Class D, 3% 8/15/61 (b)		672,000	607,216
Class E, 3% 8/15/61 (b)		483,000	411,073
Series 2019-BN20:
Class D, 2.5% 9/15/61 (b)		1,743,000	1,537,104
Class E, 2.5% 9/15/61 (b)		399,000	327,062
Series 2019-BN21 Class E, 2.5% 10/17/52 (b)		950,000	780,704
Series 2019-BN22 Class E, 2.5% 11/15/62 (b)		693,000	563,775
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (c)		610,000	644,067
Class D, 3.25% 2/15/50 (b)		1,222,000	1,127,957
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 2.1263% 7/15/49 (c)(m)		28,584,154	2,267,770
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP:
Class D, 4.4272% 9/10/28 (b)(c)		546,000	548,787
Class E, 4.4272% 9/10/28 (b)(c)		2,007,000	1,992,059
Series 2018-C2 Class A5, 4.314% 12/15/51		5,000,000	5,649,003
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(m)(n)		1,691,404	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.7292% 8/14/36 (b)(c)		868,000	873,546
Class E, 3.7292% 8/14/36 (b)(c)		637,000	599,711
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.2896% 12/15/61 (b)		719,000	687,199
Class 225E, 3.2896% 12/15/61 (b)		485,000	448,258
Series 2018-B7:
Class D, 3% 5/15/53 (b)(c)		614,000	550,493
Class E, 3% 5/15/53 (b)(c)		614,000	504,543
Class F, 3.7673% 5/15/53 (b)(c)		1,365,000	1,073,398
Series 2018-B8 Class A5, 4.2317% 1/15/52		13,427,000	15,197,613
Series 2019-B12 Class D, 3% 8/15/52 (b)		1,091,000	977,180
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 4.1654% 6/15/35 (b)(c)(d)		294,000	294,550
BWAY Mortgage Trust Series 2015-1740 Class E, 4.8058% 1/10/35 (b)(c)		637,000	645,932
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.470% 4.2364% 3/15/37 (b)(c)(d)		613,000	612,419
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 3.75% 11/25/28 (b)(c)(d)		340,000	340,212
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 2.626% 11/25/28 (b)(c)(d)		5,594,000	5,594,000
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 4.3904% 9/15/37 (b)(c)(d)		6,299,990	6,301,303
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 3.5654% 11/15/35 (b)(c)(d)		7,407,882	7,426,432
Class G, 1 month U.S. LIBOR + 2.050% 3.8154% 11/15/35 (b)(c)(d)		1,042,824	1,046,087
Class H, 1 month U.S. LIBOR + 3.000% 4.7654% 11/15/35 (b)(c)(d)		393,359	393,973
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.0654% 4/15/34 (b)(c)(d)		11,328,000	11,327,982
Class C, 1 month U.S. LIBOR + 1.600% 3.3654% 4/15/34 (b)(c)(d)		7,490,000	7,489,985
Class D, 1 month U.S. LIBOR + 1.900% 3.6654% 4/15/34 (b)(c)(d)		7,862,000	7,886,594
Class G, 1 month U.S. LIBOR + 3.600% 5.3654% 4/15/34 (b)(c)(d)		1,533,000	1,542,592
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.8454% 10/15/36 (b)(c)(d)		11,482,000	11,489,162
Class C, 1 month U.S. LIBOR + 1.250% 3.0154% 10/15/36 (b)(c)(d)		14,434,000	14,438,503
Class D, 1 month U.S. LIBOR + 1.450% 3.2154% 10/15/36 (b)(c)(d)		20,445,000	20,457,819
Class E, 1 month U.S. LIBOR + 1.800% 3.5654% 10/15/36 (b)(c)(d)		28,727,000	28,754,001
Class J, 1 month U.S. LIBOR + 2.650% 4.4154% 10/15/36 (b)(c)(d)		5,119,000	5,126,996
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 4/15/34 (b)(c)(d)		19,667,000	19,683,459
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.6854% 10/15/36 (b)(c)(d)		38,049,000	38,084,694
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 4.4625% 6/15/35 (b)(c)(d)		533,000	532,998
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (b)(c)		1,743,000	1,793,572
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 5.0154% 12/15/37 (b)(c)(d)		1,264,000	1,272,686
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.6712% 4/10/29 (b)(c)		769,000	778,945
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50		906,000	950,947
CD Mortgage Trust Series 2017-CD3:
Class C, 4.7124% 2/10/50 (c)		1,482,000	1,584,777
Class D, 3.25% 2/10/50 (b)		1,340,000	1,251,547
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.9326% 12/15/47 (b)(c)		478,000	501,720
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.9121% 4/10/28 (b)(c)		237,000	237,273
Class F, 3.9121% 4/10/28 (b)(c)		1,161,000	1,162,335
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.8% 11/15/36 (b)(c)(d)		10,499,000	10,498,992
Class B, 1 month U.S. LIBOR + 1.250% 3.1% 11/15/36 (b)(c)(d)		2,800,000	2,799,997
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.8854% 6/15/34 (b)(c)(d)		28,667,000	28,716,631
Class B, 1 month U.S. LIBOR + 1.500% 3.2654% 6/15/34 (b)(c)(d)		5,643,000	5,646,501
Class C, 1 month U.S. LIBOR + 1.750% 3.5154% 6/15/34 (b)(c)(d)		6,376,000	6,379,959
Class E, 1 month U.S. LIBOR + 2.350% 4.1154% 6/15/34 (b)(c)(d)		2,961,000	2,964,682
Class F, 1 month U.S. LIBOR + 2.600% 4.3736% 6/15/34 (b)(c)(d)		3,822,000	3,793,039
Citigroup Commercial Mortgage Trust:
Series 19-SMRT Class E, 4.9031% 1/10/36 (b)(c)		791,000	819,392
Series 2013-375P Class E, 3.6348% 5/10/35 (b)(c)		1,306,000	1,304,788
Series 2013-GC15 Class D, 5.3882% 9/10/46 (b)(c)		2,196,000	2,318,337
Series 2015-GC29 Class XA, 1.2325% 4/10/48 (c)(m)		41,262,348	1,684,709
Series 2015-GC33 Class XA, 1.0492% 9/10/58 (c)(m)		56,623,043	2,353,877
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.1154% 7/15/27 (b)(c)(d)		834,000	835,169
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,507,000	1,245,052
Series 2016-P6 Class XA, 0.9411% 12/10/49 (c)(m)		52,042,596	1,803,021
Series 2018-C6 Class A4, 4.412% 11/10/51		3,448,000	3,932,801
Series 2019-GC41:
Class D, 3% 8/10/56 (b)		378,000	342,848
Class E, 3% 8/10/56 (b)		834,000	694,592
Series 2019-GC43 Class E, 3% 11/10/52 (b)		1,196,000	975,381
COMM Mortgage Trust:
floater:
Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 4.8154% 9/15/33 (b)(c)(d)		468,000	469,154
Class G, 1 month U.S. LIBOR + 5.050% 6.8217% 9/15/33 (b)(c)(d)		544,000	524,439
Series 2019-521F Class F, 1 month U.S. LIBOR + 2.390% 4.1594% 6/15/34 (b)(c)(d)		1,260,000	1,255,475
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)		5,924,751	6,092,231
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,476,000	1,286,610
Series 2012-CR1:
Class C, 5.4974% 5/15/45 (c)		769,000	803,379
Class D, 5.4974% 5/15/45 (b)(c)		2,108,000	2,178,801
Class G, 2.462% 5/15/45 (b)		774,000	640,643
Series 2012-LC4 Class C, 5.7219% 12/10/44 (c)		166,000	172,870
Series 2013-CR10:
Class C, 4.9488% 8/10/46 (b)(c)		314,000	332,860
Class D, 4.9488% 8/10/46 (b)(c)		1,490,000	1,534,706
Series 2013-CR12 Class D, 5.2503% 10/10/46 (b)(c)		1,205,000	1,061,741
Series 2013-CR9 Class C, 4.3965% 7/10/45 (b)(c)		334,462	317,768
Series 2013-LC6 Class D, 4.4076% 1/10/46 (b)(c)		1,664,000	1,703,105
Series 2014-CR15 Class D, 4.8969% 2/10/47 (b)(c)		298,000	318,587
Series 2014-CR17 Class E, 5.0116% 5/10/47 (b)(c)		255,000	246,462
Series 2014-CR20 Class XA, 1.179% 11/10/47 (c)(m)		68,987,375	2,932,253
Series 2014-LC17 Class XA, 0.9253% 10/10/47 (c)(m)		51,240,453	1,499,055
Series 2014-UBS2 Class D, 5.169% 3/10/47 (b)(c)		994,000	947,013
Series 2014-UBS6 Class XA, 1.0469% 12/10/47 (c)(m)		86,454,863	3,083,266
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(c)		1,538,000	1,522,987
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (b)(c)		308,000	307,977
Series 2016-CD1 Class D, 2.9006% 8/10/49 (b)(c)		947,000	833,319
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		1,079,000	972,769
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.6537% 5/10/43 (b)(c)		413,275	408,704
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		368,000	345,574
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1625% 11/10/49 (c)		619,000	646,948
Class D, 2.9125% 11/10/49 (c)		546,000	479,030
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.992% 8/15/45 (b)(c)		105,000	107,779
Class E, 4.992% 8/15/45 (b)(c)		1,835,100	1,825,253
Class F, 4.25% 8/15/45 (b)		2,033,000	1,844,012
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		522,000	360,882
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 2.6454% 12/15/31 (b)(c)(d)		10,250,000	10,257,977
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.996% 11/13/39 (b)		1,196,000	1,105,567
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)		174,873	132,511
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 2.7454% 5/15/36 (b)(c)(d)		46,000,000	46,064,538
Class F, 1 month U.S. LIBOR + 2.650% 4.4154% 5/15/36 (b)(c)(d)		693,000	694,951
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 5.3654% 1/15/34 (b)(c)(d)		647,000	651,040
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)		11,930,000	12,610,595
Class B, 4.5349% 4/15/36 (b)		3,730,000	3,946,521
Class C, 4.9414% 4/15/36 (b)(c)		2,462,000	2,594,643
Class D, 4.9414% 4/15/36 (b)(c)		4,923,000	5,107,919
CSAIL Commercial Mortgage Trust:
sequential payer Series 2019-C18 Class A4, 2.968% 12/15/52		5,500,000	5,632,197
Series 2017-C8 Class D, 4.4701% 6/15/50 (b)		1,278,000	1,247,292
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (b)(c)		1,055,000	1,070,660
Series 2017-CX9 Class D, 4.2923% 9/15/50 (b)(c)		518,000	498,118
Series 2018-C14 Class A4 4.4216% 11/15/51		8,986,000	10,216,646
Series 2018-CX11 Class C, 4.9517% 4/15/51 (c)		495,000	541,076
CSMC Trust Series 2017-MOON Class E, 3.303% 7/10/34 (b)(c)		1,363,000	1,352,309
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (b)(c)		458,000	475,144
Class E, 5.099% 1/10/34 (b)(c)		1,487,000	1,510,820
DBGS Mortgage Trust:
Series 2018-C1 Class D, 3.0353% 10/15/51 (b)(c)		1,512,000	1,373,905
Series 2019-1735 Class F, 4.3344% 4/10/37 (b)(c)		1,188,000	1,164,463
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8877% 11/10/46 (b)(c)		2,136,000	2,186,015
Class F, 5.8877% 11/10/46 (b)(c)		2,129,000	2,178,409
Class G, 4.652% 11/10/46 (b)		2,273,000	2,184,358
Class XB, 0.3863% 11/10/46 (b)(c)(m)		13,328,000	38,693
Series 2011-LC3A Class D, 5.512% 8/10/44 (b)(c)		969,000	1,005,355
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (b)		449,000	428,598
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6329% 8/10/49 (c)		382,000	380,462
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6605% 12/25/43 (c)(m)		1,045,000	20,614
Series K012 Class X3, 2.329% 1/25/41 (c)(m)		1,128,055	21,475
Series K013 Class X3, 2.9101% 1/25/43 (c)(m)		1,113,000	27,111
sequential payer Series 2019-K101 Class A2, 2.524% 10/25/29		15,300,000	15,647,748
Series KAIV Class X2, 3.6147% 6/25/41 (c)(m)		574,000	29,642
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28		21,700,000	24,215,225
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3748% 9/25/45 (b)(c)		1,156,000	1,176,027
Series 2011-K10 Class B, 4.7809% 11/25/49 (b)(c)		319,000	324,955
Series 2011-K11 Class B, 4.5671% 12/25/48 (b)(c)		478,000	487,492
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class H, 6.75% 4/15/29 (c)		476,238	482,002
Series 1999-C2I Class K, 6.481% 9/15/33 (s)		985,476	1,003,506
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 4.6716% 11/21/35 (b)(c)(d)		424,000	423,937
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (b)(c)		1,219,000	1,228,648
GS Mortgage Securities Corp. II Series 2010-C1 Class X, 1.4661% 8/10/43 (b)(c)(m)		2,888,849	14,876
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 4.4154% 10/15/36 (b)(c)(d)		1,080,000	1,084,058
Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.870% 3.64% 6/15/36 (b)(c)(d)		900,000	898,020
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.2154% 9/15/31 (b)(c)(d)		38,854,000	38,720,739
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 2.8554% 10/15/31 (b)(c)(d)		10,027,000	10,020,411
sequential payer Series 2018-GS10 Class A5, 4.155% 7/10/51		2,990,000	3,353,789
Series 2010-C2:
Class D, 5.3525% 12/10/43 (b)(c)		910,000	933,243
Class XA, 0.228% 12/10/43 (b)(c)(m)		1,928,542	1,475
Series 2011-GC3 Class D, 5.8244% 3/10/44 (b)(c)		323,000	334,652
Series 2011-GC5:
Class C, 5.5562% 8/10/44 (b)(c)		908,923	938,256
Class D, 5.5562% 8/10/44 (b)(c)		2,158,688	2,149,340
Class E, 5.5562% 8/10/44 (b)(c)		773,957	715,880
Class F, 4.5% 8/10/44 (b)		1,339,218	916,728
Series 2012-GC6:
Class D, 5.8396% 1/10/45 (b)(c)		1,837,000	1,887,159
Class E, 5% 1/10/45 (b)(c)		1,117,000	1,045,790
Series 2012-GC6I Class F, 5% 1/10/45 (c)		447,457	365,364
Series 2012-GCJ7:
Class C, 5.8753% 5/10/45 (c)		1,043,000	1,095,568
Class D, 5.8753% 5/10/45 (b)(c)		2,561,000	2,566,815
Class F, 5% 5/10/45 (b)		2,253,469	728,674
Series 2012-GCJ9:
Class D, 4.9019% 11/10/45 (b)(c)		1,910,000	1,957,892
Class E, 4.9019% 11/10/45 (b)(c)		896,000	859,480
Series 2013-GC10 Class D, 4.5425% 2/10/46 (b)(c)		586,000	591,931
Series 2013-GC12:
Class D, 4.5881% 6/10/46 (b)(c)		254,518	253,391
Class XA, 1.5573% 6/10/46 (c)(m)		16,336,794	662,730
Series 2013-GC13 Class D, 4.219% 7/10/46 (b)(c)		1,907,000	1,886,464
Series 2013-GC16:
Class C, 5.4877% 11/10/46 (c)		421,844	460,661
Class D, 5.4877% 11/10/46 (b)(c)		1,161,000	1,254,459
Class F, 3.5% 11/10/46 (b)		970,000	824,285
Series 2014-GC20 Class XA, 1.2249% 4/10/47 (c)(m)		88,208,006	2,767,182
Series 2015-GC34 Class XA, 1.4711% 10/10/48 (c)(m)		18,180,010	1,074,908
Series 2016-GS2:
Class C, 4.6781% 5/10/49 (c)		771,000	836,760
Class D, 2.753% 5/10/49 (b)		703,000	636,226
Series 2016-GS3 Class D, 2.62% 10/10/49 (b)		1,935,000	1,706,530
Series 2016-GS4 Class C, 3.9209% 11/10/49 (c)		464,000	474,144
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,224,000	1,242,232
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (b)(c)		3,220,000	3,242,274
Class F, 4.2022% 2/10/29 (b)(c)		3,434,000	3,439,115
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)		1,720,000	1,576,887
Series 2018-GS9 Class D, 3% 3/10/51 (b)		835,000	748,935
Series 2019-GC38 Class D, 3% 2/10/52 (b)		446,000	398,866
Series 2019-GC39 Class D, 3% 5/10/52 (b)		1,176,000	1,048,396
Series 2019-GC40:
Class D, 3% 7/10/52 (b)		924,000	834,203
Class DBF, 3.668% 7/10/52 (b)(c)		1,107,500	1,067,378
Class E, 3% 7/10/52 (b)		546,000	455,506
Series 2019-GC42 Class E, 2.8% 9/1/52 (b)		1,092,000	876,950
Series 2019-GSA1 Class E, 2.8% 11/10/52 (b)		357,000	295,542
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(c)		1,817,000	1,826,112
Series 2016-SFP Class F, 6.1552% 11/5/35 (b)		2,130,000	2,133,969
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)		713,000	715,068
Class F, 4.101% 9/17/39 (b)		116,000	117,660
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.5579% 7/10/39 (b)(c)		861,000	859,375
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 3.9154% 6/15/34 (b)(c)(d)		608,000	607,809
Class FFL, 1 month U.S. LIBOR + 2.850% 4.6154% 6/15/34 (b)(c)(d)		228,000	227,929
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)		1,064,000	1,127,461
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.0125% 7/17/37 (b)(c)(d)		1,184,000	1,183,997
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 3.9625% 1/17/38 (b)(c)(d)		744,000	743,998
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 3.3654% 6/15/32 (b)(c)(d)		755,468	755,934
Class E, 1 month U.S. LIBOR + 3.000% 4.7654% 6/15/35 (b)(c)(d)		61,803	62,034
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 3.9254% 7/15/36 (b)(c)(d)		1,029,000	1,030,289
Class F, 1 month U.S. LIBOR + 3.000% 4.7654% 7/15/36 (b)(c)(d)		336,000	336,631
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.9088% 4/15/47 (c)(m)		7,976,763	174,603
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		194,000	170,691
Series 2014-C26 Class D, 4.007% 1/15/48 (b)(c)		758,000	740,891
Series 2015-C30 Class XA, 0.6709% 7/15/48 (c)(m)		47,056,985	1,193,615
Series 2015-C32 Class C, 4.8158% 11/15/48 (c)		1,942,000	2,036,940
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5762% 12/15/49 (b)(c)		1,251,000	1,144,997
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.2191% 12/15/49 (c)		603,000	586,098
Class D, 3.2191% 12/15/49 (b)(c)		1,242,000	1,136,233
Series 2017-C7:
Class C, 4.3239% 10/15/50 (c)		347,000	361,067
Class D, 3% 10/15/50 (b)		602,000	539,637
Series 2018-C8 Class D, 3.4028% 6/15/51 (b)(c)		406,000	369,215
Series 2019-COR6:
Class D, 2.5% 11/13/52 (b)		567,000	481,829
Class E, 2.5% 11/13/52 (b)		1,092,000	867,844
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.3033% 6/15/45 (c)		159,000	165,175
Class D, 5.3033% 6/15/45 (b)(c)		886,000	903,462
Class E, 5.3033% 6/15/45 (b)(c)		1,135,000	1,094,404
Class F, 4% 6/15/45 (b)		1,124,000	971,281
Class G 4% 6/15/45 (b)		1,233,000	786,120
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.8527% 2/15/46 (b)(c)		1,156,000	1,121,307
Class G, 4.409% 2/15/46 (b)(c)		368,000	321,549
Class H, 4.409% 2/15/46 (b)(c)		828,000	648,208
Class J, 4.409% 2/15/46 (b)(c)(n)		106,000	66,203
Series 2011-C4:
Class E, 5.718% 7/15/46 (b)(c)		1,398,000	1,446,440
Class F, 3.873% 7/15/46 (b)		166,000	167,007
Class H, 3.873% 7/15/46 (b)		784,250	755,643
Class NR, 3.873% 7/15/46 (b)		420,000	345,774
Series 2011-C5:
Class B. 5.595% 8/15/46 (b)(c)		726,000	757,770
Class C, 5.595% 8/15/46 (b)(c)		414,648	430,766
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,025,000	1,044,423
Class D, 4.3067% 4/15/46 (c)		1,638,000	1,465,114
Class F, 3.25% 4/15/46 (b)(c)		1,851,000	823,066
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)		945,000	635,403
Class E, 3.9314% 6/10/27 (b)(c)		1,519,000	556,512
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)		1,253,000	1,251,383
Series 2018-AON Class F, 4.767% 7/5/31 (b)(c)		743,000	756,032
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)		2,322,000	2,484,451
Class DFX, 5.3503% 7/5/33 (b)		3,571,000	3,829,494
Class EFX, 5.5422% 7/5/33 (b)		4,886,000	5,186,658
Class XAFX, 1.2948% 7/5/33 (b)(c)(m)		35,039,000	1,332,631
Series 2019-OSB Class E, 3.9089% 6/5/39 (b)(c)		1,071,000	1,090,098
KNDL 2019-KNSQ Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 3.7654% 5/15/36 (b)(c)(d)		1,113,000	1,112,302
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (b)(c)		1,339,000	1,343,924
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (b)(c)		375,000	407,394
Class E, 4.8035% 2/10/36 (b)(c)		942,000	990,095
Mach One Trust LLC Series 2004-1A Class M, 5.45% 5/28/40 (b)(c)		37,679	37,512
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.7726% 5/12/39 (c)		32,798	33,223
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		698,000	713,943
Series 2012-C5 Class E, 4.8338% 8/15/45 (b)(c)		288,000	298,405
Series 2012-C6 Class D, 4.7614% 11/15/45 (b)(c)		1,469,000	1,526,189
Series 2012-C6, Class F, 4.7614% 11/15/45 (b)(c)		693,000	683,666
Series 2013-C12 Class D, 4.9247% 10/15/46 (b)(c)		1,299,000	1,340,951
Series 2013-C13:
Class D, 5.0711% 11/15/46 (b)(c)		1,579,000	1,638,550
Class E, 5.0711% 11/15/46 (b)(c)		785,081	737,562
Series 2013-C7:
Class C, 4.2606% 2/15/46 (c)		308,000	317,049
Class D, 4.3766% 2/15/46 (b)(c)		1,341,000	1,299,303
Class E, 4.3766% 2/15/46 (b)(c)		391,000	345,663
Series 2013-C8 Class D, 4.1934% 12/15/48 (b)(c)		504,000	513,528
Series 2013-C9:
Class C, 4.1725% 5/15/46 (c)		920,000	957,528
Class D, 4.2605% 5/15/46 (b)(c)		1,700,000	1,736,897
Class E, 4.2605% 5/15/46 (b)(c)		722,000	716,254
Series 2014-C17 Class XA, 1.2676% 8/15/47 (c)(m)		82,357,167	3,182,561
Series 2015-C25 Class XA, 1.2496% 10/15/48 (c)(m)		29,563,466	1,418,632
Series 2016-C30:
Class C, 4.2619% 9/15/49 (c)		266,000	280,534
Class D, 3% 9/15/49 (b)		495,000	416,826
Series 2016-C31:
Class C, 4.4578% 11/15/49 (c)		603,000	620,646
Class D, 3% 11/15/49 (b)(c)		772,000	655,033
Series 2016-C32:
Class C, 4.435% 12/15/49 (c)		415,000	428,666
Class D, 3.396% 12/15/49 (b)		997,000	825,348
Series 2017-C33 Class D, 3.356% 5/15/50 (b)		947,000	865,971
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class A, 1 month U.S. LIBOR + 0.950% 2.7154% 3/15/34 (b)(c)(d)		13,540,000	13,539,946
Class F, 1 month U.S. LIBOR + 2.600% 4.3654% 3/15/34 (b)(c)(d)		1,890,000	1,899,463
Class G, 1 month U.S. LIBOR + 3.150% 4.9154% 3/15/34 (b)(c)(d)		420,000	422,103
sequential payer:
Series 2018-L1 Class A4, 4.407% 10/15/51		8,710,000	9,914,655
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)		30,766,000	31,712,208
Series 1998-CF1 Class G, 7.239% 7/15/32 (b)(c)		37,894	33,555
Series 2011-C1:
Class D, 5.5538% 9/15/47 (b)(c)		2,059,000	2,115,360
Class E, 5.5538% 9/15/47 (b)(c)		530,100	544,725
Series 2011-C2:
Class D, 5.6705% 6/15/44 (b)(c)		1,788,000	1,804,108
Class E, 5.6705% 6/15/44 (b)(c)		839,000	815,054
Class F, 5.6705% 6/15/44 (b)(c)		748,000	698,092
Class XB, 0.3873% 6/15/44 (b)(c)(m)		5,014,010	23,350
Series 2011-C3:
Class AJ, 5.4193% 7/15/49 (b)(c)		7,800,000	8,117,072
Class D, 5.4193% 7/15/49 (b)(c)		2,163,000	2,186,797
Class E, 5.4193% 7/15/49 (b)(c)		1,210,000	1,202,968
Class F, 5.4193% 7/15/49 (b)(c)		332,000	321,852
Class G, 5.4193% 7/15/49 (b)(c)		1,123,200	1,032,547
Series 2012-C4 Class D, 5.6% 3/15/45 (b)(c)		425,000	422,655
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(c)		418,000	444,628
Class F, 4.4382% 9/9/32 (b)(c)		734,000	757,447
Series 2014-CPT Class F, 3.5604% 7/13/29 (b)(c)		915,000	916,921
Series 2015-MS1:
Class C, 4.1653% 5/15/48 (c)		468,000	483,401
Class D, 4.1653% 5/15/48 (b)(c)		1,371,000	1,319,440
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		883,000	792,433
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		1,456,000	1,337,927
Class D, 4.0359% 11/15/49 (c)		603,000	628,291
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.3654% 11/15/34 (b)(c)(d)		822,000	822,000
Series 2018-H4 Class A4, 4.31% 12/15/51		29,962,000	33,976,728
Series 2018-MP Class E, 4.4185% 7/11/40 (b)(c)		1,318,000	1,325,273
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)		4,445,000	4,535,274
Class C, 3.1771% 11/10/36 (b)		4,265,000	4,293,277
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.8976% 7/15/33 (b)(c)		77,858	81,059
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 8.6919% 8/15/24 (b)(c)(d)		549,470	555,054
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.0154% 8/15/34 (b)(c)(d)		2,841,284	2,851,929
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 3.9154% 10/15/37 (b)(c)(d)		679,000	680,057
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (b)(c)		1,294,242	1,299,874
Class B, 4.181% 11/15/34 (b)		4,567,900	4,628,659
Class C, 5.205% 11/15/34 (b)		3,195,150	3,266,702
Class D, 6.55% 11/15/34 (b)		2,313,700	2,373,893
Class E, 6.8087% 11/15/34 (b)		561,000	554,031
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)		311,000	328,630
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 3.8154% 12/15/33 (b)(c)(d)		742,000	742,926
Natixis Commercial Mortgage Securities Series 2019-10K Class F, 4.2724% 5/15/39 (b)(c)		1,374,000	1,317,739
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 4.664% 6/15/35 (b)(c)(d)		132,000	132,386
Class WAN2, 1 month U.S. LIBOR + 3.750% 5.664% 6/15/35 (b)(c)(d)		128,000	127,569
Series 2018-285M Class F, 3.9167% 11/15/32 (b)(c)		307,000	305,192
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 4.7654% 11/15/34 (b)(c)(d)		245,000	242,542
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 4.7654% 11/15/35 (b)(c)(d)		1,385,000	1,392,782
Progress Residential Series 2019-SFR3 Class F, 3.867% 9/17/36 (b)		546,000	544,399
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,121,217	1,375,796
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 2.9154% 3/15/36 (b)(c)(d)		9,884,487	9,890,622
Class B, 1 month U.S. LIBOR + 1.550% 3.3154% 3/15/36 (b)(c)(d)		12,500,000	12,523,410
Class C, 1 month U.S. LIBOR + 2.100% 3.8654% 3/15/36 (b)(c)(d)		20,234,000	20,309,793
Sg Commercial Mtg Securities Trust 2019-Pres Series 2019-PREZ Class F, 3.5929% 9/15/39 (b)(c)		814,000	745,272
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4839% 8/15/39 (c)		14,005	14,061
Series 2007-C4 Class F, 5.4839% 8/15/39 (c)		1,110,000	1,087,289
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.756% 5/10/45 (b)(c)		989,000	990,979
Class E, 5% 5/10/45 (b)(c)		595,000	477,676
Class F, 5% 5/10/45 (b)(c)		762,700	309,119
Series 2017-C7 Class XA, 1.2121% 12/15/50 (c)(m)		53,703,351	3,445,682
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)		746,000	733,667
Series 2012-WRM:
Class C, 4.3793% 6/10/30 (b)(c)		110,000	110,965
Class E, 4.3793% 6/10/30 (b)(c)		849,000	822,741
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (b)(c)		828,000	836,458
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	182,020
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6613% 11/15/43 (b)(c)(m)		15,792,866	66,107
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		362,000	379,269
Class D, 4.9137% 10/15/45 (b)(c)		1,939,000	2,010,060
Class E, 4.9137% 10/15/45 (b)(c)		869,082	872,165
Class F, 4.9137% 10/15/45 (b)(c)		252,000	236,937
Series 2015-C31 Class XA, 1.1727% 11/15/48 (c)(m)		23,322,218	1,154,951
Series 2015-NXS4 Class E, 3.7504% 12/15/48 (b)(c)		645,000	571,073
Series 2016-BNK1:
Class C, 3.071% 8/15/49		446,000	436,647
Class D, 3% 8/15/49 (b)		487,000	406,840
Series 2016-C34 Class XA, 2.3024% 6/15/49 (c)(m)		21,259,045	1,946,842
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		1,739,000	1,518,335
Series 2016-LC25 Class C, 4.566% 12/15/59 (c)		575,000	604,403
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,337,000	1,199,947
Series 2017-C38 Class D, 3% 7/15/50 (b)(c)		1,478,000	1,301,608
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		595,000	553,728
Series 2018-C43 Class C, 4.514% 3/15/51		401,000	422,848
Series 2018-C46 Class XA, 1.1114% 8/15/51 (c)(m)		47,058,914	2,717,695
Series 2018-C48 Class A5, 4.302% 1/15/52		15,999,000	18,080,993
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.4825% 6/15/46 (b)(c)(d)		19,521,558	19,535,810
sequential payer Series 2011-C4I Class G, 5% 6/15/44		372,000	275,152
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		229,000	235,691
Class D, 5.8557% 3/15/44 (b)(c)		949,000	718,434
Class E, 5% 3/15/44 (b)		733,000	226,445
Class F, 5% 3/15/44 (b)		761,000	79,165
Series 2011-C4:
Class D, 5.3964% 6/15/44 (b)(c)		474,000	483,992
Class E, 5.3964% 6/15/44 (b)(c)		335,432	334,929
Series 2011-C5:
Class C, 5.8516% 11/15/44 (b)(c)		160,000	168,065
Class D, 5.8516% 11/15/44 (b)(c)		1,195,000	1,243,776
Class E, 5.8516% 11/15/44 (b)(c)		1,880,000	1,932,086
Class F, 5.25% 11/15/44 (b)(c)		1,146,000	1,129,287
Class G, 5.25% 11/15/44 (b)(c)		376,000	340,983
Class XA, 1.868% 11/15/44 (b)(c)(m)		2,254,283	51,626
Series 2012-C6 Class D, 5.7674% 4/15/45 (b)(c)		702,000	739,376
Series 2012-C7:
Class C, 4.9681% 6/15/45 (c)		1,226,000	1,229,646
Class E, 4.9681% 6/15/45 (b)(c)		2,074,312	1,459,612
Class F, 4.5% 6/15/45 (b)		421,434	212,847
Class G, 4.5% 6/15/45 (b)		1,242,487	403,418
Series 2012-C8:
Class D, 5.0482% 8/15/45 (b)(c)		524,000	542,880
Class E, 5.0482% 8/15/45 (b)(c)		367,000	372,632
Series 2013-C11:
Class D, 4.4031% 3/15/45 (b)(c)		801,251	813,245
Class E, 4.4031% 3/15/45 (b)(c)		1,774,872	1,777,224
Series 2013-C13 Class D, 4.2774% 5/15/45 (b)(c)		580,000	591,404
Series 2013-C16 Class D, 5.1916% 9/15/46 (b)(c)		211,000	208,698
Series 2013-UBS1 Class D, 4.8974% 3/15/46 (b)(c)		830,625	848,422
Series 2014-C21 Class XA, 1.191% 8/15/47 (c)(m)		55,343,541	2,174,392
Series 2014-C24 Class XA, 0.9926% 11/15/47 (c)(m)		19,273,904	624,569
Series 2014-LC14 Class XA, 1.3937% 3/15/47 (c)(m)		35,260,904	1,391,395
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (b)(c)		348,000	342,342
Class F, 3.7154% 11/10/36 (b)(c)		1,960,000	1,844,124
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(c)		528,000	456,617
Class PR2, 3.6332% 6/5/35 (b)(c)		1,378,000	1,140,838
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $986,784,053)			1,003,644,980

Municipal Securities - 0.7%
California Gen. Oblig.:
Series 2009:		$	$
7.35% 11/1/39		1,690,000	2,615,917
7.5% 4/1/34		5,800,000	8,824,294
7.55% 4/1/39		11,940,000	19,375,157
Series 2010, 7.625% 3/1/40		6,440,000	10,405,945
7.3% 10/1/39		17,580,000	27,049,115
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		1,040,000	1,057,836
Series 2010 C1, 7.781% 1/1/35		8,885,000	11,049,475
Series 2012 B, 5.432% 1/1/42		2,095,000	2,143,017
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		13,479,273	14,092,310
5.1% 6/1/33		40,165,000	43,228,786
Series 2010-1, 6.63% 2/1/35		7,610,000	8,896,547
Series 2010-3:
6.725% 4/1/35		11,345,000	13,237,913
7.35% 7/1/35		5,200,000	6,282,640
Series 2010-5, 6.2% 7/1/21		2,080,000	2,160,600
TOTAL MUNICIPAL SECURITIES
(Cost $153,930,146)			170,419,552

Foreign Government and Government Agency Obligations - 1.1%
Angola Republic 9.5% 11/12/25 (b)		$800,000	$890,000
Arab Republic of Egypt:
5.577% 2/21/23 (b)		587,000	607,392
6.125% 1/31/22 (b)		3,512,000	3,642,603
6.2004% 3/1/24 (b)		970,000	1,033,050
7.0529% 1/15/32 (b)		385,000	390,294
7.5% 1/31/27 (b)		8,342,000	9,092,780
7.6003% 3/1/29 (b)		3,340,000	3,550,838
7.903% 2/21/48 (b)		806,000	811,289
8.5% 1/31/47 (b)		1,586,000	1,678,186
8.7002% 3/1/49 (b)		270,000	289,744
Argentine Republic:
5.625% 1/26/22		8,100,000	3,483,000
6.875% 4/22/21		15,076,000	6,765,355
7.5% 4/22/26		14,852,000	6,453,194
8.75% 5/7/24		533,376	170,871
Azerbaijan Republic 4.75% 3/18/24 (b)		610,000	651,938
Bahamian Republic 6% 11/21/28 (b)		373,000	406,803
Bahrain Kingdom 5.5% 3/31/20 (b)		495,000	498,713
Belarus Republic:
6.875% 2/28/23 (b)		2,396,000	2,561,474
7.625% 6/29/27 (b)		268,000	304,683
Bermuda Government:
3.717% 1/25/27 (b)		755,000	788,598
4.75% 2/15/29 (b)		1,565,000	1,762,092
Brazilian Federative Republic:
4.25% 1/7/25		6,374,000	6,760,424
4.75% 1/14/50		1,420,000	1,376,335
5.625% 1/7/41		7,661,000	8,441,464
5.625% 2/21/47		809,000	893,945
8.25% 1/20/34		3,754,000	5,125,383
Buenos Aires Province:
10.875% 1/26/21 (b)		1,603,333	810,084
10.875% 1/26/21 (Reg. S)		3,890,000	1,965,423
Cameroon Republic 9.5% 11/19/25 (b)		3,611,000	3,946,146
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		450,000	346,500
8.95% 2/19/21 (b)		1,251,560	1,173,338
Costa Rican Republic 4.25% 1/26/23 (b)		975,000	969,516
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		331,000	322,702
6.25% 10/4/20 (b)		1,154,000	1,162,655
6.25% 7/27/21 (b)		360,000	360,475
6.85% 3/14/24 (b)		495,000	493,042
Dominican Republic:
5.95% 1/25/27 (b)		551,000	598,524
6% 7/19/28 (b)		866,000	946,105
6.4% 6/5/49 (b)		575,000	603,930
6.85% 1/27/45 (b)		788,000	865,569
6.875% 1/29/26 (b)		1,192,000	1,346,960
7.45% 4/30/44 (b)		1,389,000	1,622,526
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		2,125,000	2,183,438
6.375% 1/18/27 (b)		2,165,000	2,244,834
7.1246% 1/20/50 (b)		670,000	680,050
7.375% 12/1/19 (b)		3,532,000	3,528,689
7.625% 9/21/34 (b)		450,000	481,781
7.65% 6/15/35 (Reg. S)		300,000	324,469
Emirate of Abu Dhabi 3.125% 9/30/49 (b)		1,600,000	1,558,000
Export Credit Bank of Turkey 5.375% 2/8/21 (b)		1,070,000	1,085,716
German Federal Republic 0.25% 2/15/29	EUR	950,000	1,109,598
Ghana Republic:
7.875% 8/7/23 (b)		650,594	704,878
7.875% 8/7/23 (Reg.S)		275,000	297,945
7.875% 3/26/27 (b)		790,000	810,738
8.125% 1/18/26 (b)		1,020,000	1,075,144
Guatemalan Republic 4.9% 6/1/30 (b)		315,000	330,356
Indonesian Republic:
2.625% 6/14/23	EUR	5,863,000	6,920,118
4.35% 1/11/48		1,225,000	1,344,438
5.125% 1/15/45 (b)		2,150,000	2,547,750
5.25% 1/17/42 (b)		660,000	788,081
5.95% 1/8/46 (b)		745,000	986,427
6.75% 1/15/44 (b)		450,000	643,460
7.75% 1/17/38 (b)		1,803,000	2,688,544
8.5% 10/12/35 (b)		380,000	595,304
8.5% 10/12/35 (Reg. S)		1,900,000	2,976,520
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		1,298,000	1,296,378
8.25% 4/15/24 (b)		286,000	313,170
Italian Republic 3.75% 5/1/21 (b)	EUR	6,000,000	6,969,938
Ivory Coast 5.75% 12/31/32		3,163,600	3,102,305
Jamaican Government:
6.75% 4/28/28		155,000	182,270
7.875% 7/28/45		430,000	563,300
Jordanian Kingdom 6.125% 1/29/26 (b)		570,000	603,666
Kazakhstan Republic 6.5% 7/21/45 (b)		185,000	268,713
Kingdom of Saudi Arabia:
4.5% 10/26/46 (b)		825,000	917,813
4.625% 10/4/47 (b)		800,000	903,800
5.25% 1/16/50 (b)		1,470,000	1,820,503
Lebanese Republic:
5.8% 4/14/20		2,009,000	1,530,607
6.15% 6/19/20		770,000	560,175
6.375% 3/9/20		5,326,000	4,267,458
Mendoza Province 8.375% 5/19/24 (b)		220,000	136,400
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (b)		7,600,000	8,956,600
5.1% 3/28/35(Reg. S)		2,000,000	2,357,000
5.25% 6/23/47 (b)		6,400,000	7,864,000
5.25% 6/23/47(Reg. S)		400,000	491,500
5.625% 4/4/42 (b)		1,250,000	1,585,000
5.875% 9/16/43 (b)		540,000	704,531
Mongolian People's Republic 8.75% 3/9/24 (b)		547,000	617,084
Moroccan Kingdom:
4.25% 12/11/22 (b)		2,030,000	2,130,231
5.5% 12/11/42 (b)		200,000	240,563
Papua New Guinea 8.375% 10/4/28 (b)		860,000	908,644
Peruvian Republic 4% 3/7/27 (n)(t)		866,000	867,847
Plurinational State of Bolivia 5.95% 8/22/23 (b)		275,000	285,313
Province of Santa Fe 7% 3/23/23 (b)		3,544,000	2,627,876
Provincia de Cordoba:
7.125% 6/10/21 (b)		5,517,000	3,848,108
7.45% 9/1/24 (b)		1,893,000	1,212,703
Republic of Iraq 5.8% 1/15/28 (Reg. S)		7,501,000	7,240,809
Republic of Kenya 6.875% 6/24/24 (b)		875,000	934,063
Republic of Nigeria:
6.375% 7/12/23 (b)		1,665,000	1,755,534
6.5% 11/28/27 (b)		1,155,000	1,151,030
6.75% 1/28/21 (b)		240,000	248,400
7.625% 11/21/25 (b)		2,755,000	2,995,202
Republic of Paraguay 5.4% 3/30/50 (b)		170,000	190,400
Romanian Republic 5.125% 6/15/48 (b)		1,075,000	1,233,563
Rwanda Republic 6.625% 5/2/23 (b)		1,178,000	1,248,680
South African Republic 4.875% 4/14/26		195,000	201,398
State of Qatar:
4% 3/14/29 (b)		1,145,000	1,275,602
4.817% 3/14/49 (b)		3,020,000	3,733,475
5.103% 4/23/48 (b)		2,610,000	3,342,431
9.75% 6/15/30 (b)		917,000	1,507,892
Sultanate of Oman:
3.875% 3/8/22 (b)		1,245,000	1,248,113
4.125% 1/17/23 (b)		525,000	529,430
4.75% 6/15/26 (b)		570,000	562,733
5.375% 3/8/27 (b)		250,000	250,469
6.75% 1/17/48 (b)		694,000	657,782
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (b)		690,000	699,488
Turkish Republic:
3.25% 3/23/23		1,175,000	1,119,188
5.125% 3/25/22		9,245,000	9,418,344
5.625% 3/30/21		3,243,000	3,338,263
5.75% 5/11/47		1,603,000	1,371,567
6.25% 9/26/22		11,590,000	12,039,113
6.35% 8/10/24		755,000	784,492
7.25% 12/23/23		1,744,000	1,880,795
7.375% 2/5/25		932,000	1,005,104
Ukraine Government:
7.375% 9/25/32 (b)		1,000,000	1,017,500
7.75% 9/1/20 (b)		9,650,000	9,922,613
7.75% 9/1/21 (b)		13,630,000	14,270,610
7.75% 9/1/22 (b)		1,944,000	2,060,640
7.75% 9/1/23 (b)		875,000	928,375
7.75% 9/1/24 (b)		2,220,000	2,345,430
7.75% 9/1/26 (b)		725,000	764,875
7.75% 9/1/27 (b)		595,000	627,130
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/37 (h)(i)	GBP	1,470,991	2,100,476
4.25% 6/7/32	GBP	350,000	635,935
4.25% 3/7/36 (h)(i)	GBP	697,592	1,337,992
4.25% 12/7/49 (i)	GBP	2,665,717	6,098,410
United Mexican States:
5.75% 10/12/10		2,015,000	2,338,030
6.05% 1/11/40		5,510,000	7,099,291
Venezuelan Republic:
9.25% 9/15/27 (e)		7,846,000	902,290
11.95% 8/5/31 (Reg. S) (e)		1,641,700	188,796
12.75% 8/23/22 (e)		350,400	40,296
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.8476% 3/13/28 (c)(d)		124,000	124,402
5.5% 3/12/28		3,984,367	3,928,336
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $314,429,376)			298,698,504
		Shares	Value

Common Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. (u)		32,596	80,838
DISH Network Corp. rights 12/9/19 (u)		7,974	5,422
iHeartMedia, Inc. (u)		13,857	213,259
iHeartMedia, Inc. warrants 5/1/39 (u)		5	77
			299,596
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (n)(u)		1	34,600

TOTAL COMMUNICATION SERVICES			334,196

CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
David's Bridal, Inc. (n)		3,431	6,793
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Expro Holdings U.S., Inc. (n)(u)		179,923	2,878,768
Expro Holdings U.S., Inc. (b)(n)(u)		66,030	1,056,480
			3,935,248
FINANCIALS - 0.0%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (u)		1	9
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Cenveo Corp. (n)(u)		2,500	72,900
UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (n)(u)		88,700	4,544,101
TOTAL COMMON STOCKS
(Cost $10,478,391)			8,893,247

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%		20,725	590,455
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E 6.50%		40,400	1,034,240
MFA Financial, Inc. Series B, 7.50%		24,975	640,859
			1,675,099
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 10.25%		9,106	1,911,267
TOTAL FINANCIALS			3,586,366
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		26,975	709,982
Boston Properties, Inc. 5.25%		11,150	280,200
Cedar Realty Trust, Inc.:
Series B, 7.25%		1,766	44,318
Series C, 6.50%		26,075	599,986
Colony Capital, Inc.:
Series H, 7.125%		11,290	260,235
Series I, 7.15%		8,938	207,004
National Storage Affiliates Trust Series A, 6.00%		12,600	337,932
PS Business Parks, Inc. Series W, 5.20%		14,075	356,098
Public Storage Series F, 5.15%		39,800	1,024,054
Rexford Industrial Realty, Inc. Series B, 5.875%		30,100	779,945
SITE Centers Corp. Series K, 6.25%		21,323	544,376
Spirit Realty Capital, Inc. Series A, 6.00%		18,100	461,550
Taubman Centers, Inc. Series J, 6.50%		14,513	367,905
UMH Properties, Inc. Series C, 6.75%		14,184	368,358
			6,341,943

TOTAL NONCONVERTIBLE PREFERRED STOCKS			9,928,309

TOTAL PREFERRED STOCKS
(Cost $10,027,802)			10,518,764
		Principal Amount(a)	Value

Bank Loan Obligations - 4.5%
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9/23/26 (d)(o)		3,120,000	3,103,620
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.54% 6/15/24 (c)(d)		14,387,437	14,327,441
Iridium Satellite LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.5349% 11/4/26 (c)(d)		2,245,000	2,266,058
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 2/22/24 (c)(d)		5,074,085	5,071,548
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 2/2/26 (c)(d)		4,179,157	4,187,516
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.2859% 11/1/24 (c)(d)		2,503,519	1,805,663
3 month U.S. LIBOR + 8.250% 10.0359% 11/1/25 (c)(d)		956,000	434,502
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.5358% 7/31/25 (c)(d)		4,891,938	4,745,180
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 5.4529% 1/31/26 (c)(d)		989,899	977,110
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 5.7654% 8/14/26 (c)(d)		2,522,520	2,501,230
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.29% 2/26/21 (c)(d)		1,500,000	1,499,070
			40,918,938
Entertainment - 0.0%
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.23% 4/22/26 (c)(d)		2,487,500	2,496,132
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8544% 7/8/22 (c)(d)		2,220,016	2,034,645
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.3544% 7/8/23 (c)(d)		296,000	226,686
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 4.0359% 2/28/25 (c)(d)		5,344,484	5,323,106
3 month U.S. LIBOR + 2.500% 4.2859% 9/20/26 (c)(d)		750,000	748,658
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 1/23/25 (c)(d)		875,140	874,598
			11,703,825
Interactive Media & Services - 0.0%
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.54% 10/19/23 (c)(d)		3,089,813	2,973,945
Media - 0.4%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 0% 9/26/21 (d)(e)		1,095,193	192,831
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.4716% 1/31/26 (c)(d)		2,485,636	2,421,432
3 month U.S. LIBOR + 2.750% 4.5154% 7/15/25 (c)(d)		931,942	907,711
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 8/15/25 (c)(d)		3,105,577	3,112,565
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.54% 5/1/24 (c)(d)		634,756	637,137
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5543% 11/18/24 (c)(d)		2,075,773	2,086,152
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 6/7/23 (c)(d)		3,830,632	3,498,095
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.58% 2/1/27 (c)(d)		14,794,038	14,854,694
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.3269% 4/15/27 (c)(d)		4,375,000	4,376,094
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0154% 1/15/26 (c)(d)		1,264,445	1,260,652
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 3/31/26 (c)(d)		625,000	628,013
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.08% 8/24/26 (c)(d)		7,880,000	7,852,893
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.3125% 2/19/26 (c)(d)		1,364,688	1,313,089
iHeartMedia Capital I LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7814% 5/1/26 (c)(d)		1,163,779	1,170,564
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8125% 12/18/24 (c)(d)		3,327,413	3,324,286
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5625% 3/16/25 (c)(d)		1,336,779	1,341,377
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7654% 10/22/26 (c)(d)		2,260,000	2,277,515
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.59% 1/15/25 (c)(d)		518,410	520,572
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 10/19/25 (c)(d)		565,725	529,519
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 10/19/26 (c)(d)		478,000	430,200
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0154% 7/17/25 (c)(d)		4,759,932	4,742,749
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5542% 9/19/26 (c)(d)		4,545,000	4,562,044
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 3.758% 10/4/23 (c)(d)		1,736,641	1,730,910
Outfront Media Capital LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.5125% 11/18/26 (c)(d)		1,250,000	1,251,875
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.323% 10/17/26 (c)(d)		2,250,000	2,255,625
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.27% 9/30/26 (c)(d)		2,205,000	2,207,073
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 8/24/24 (c)(d)		4,866,408	4,864,121
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 4.2654% 1/3/28 (c)(d)		3,500,000	3,500,490
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9528% 8/19/23 (c)(d)		13,104,440	12,711,307
			90,561,585
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.682% 11/27/23 (c)(d)		18,395,000	18,096,081
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.432% 1/2/24 (c)(d)		2,230,000	2,211,290
Tranche B-5, term loan 6.625% 1/2/24		3,017,000	3,008,975
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2859% 2/10/24 (c)(d)		1,708,230	1,423,519
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.46% 4/11/25 (c)(d)		1,985,865	1,985,448
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 4.8125% 2/2/24 (c)(d)		1,736,875	1,727,652
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3125% 2/3/24 (c)(d)		848,603	839,056
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8458% 3/9/23 (c)(d)		2,823,832	2,497,905
Telesat LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 11/22/26 (d)(o)		1,125,000	1,123,594
			32,913,520

TOTAL COMMUNICATION SERVICES			179,071,813

CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.6044% 11/27/20 (c)(d)		2,825,775	2,319,962
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.1044% 11/27/21 (c)(d)		1,015,000	586,163
			2,906,125
Automobiles - 0.0%
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2859% 4/18/23 (c)(d)		1,536,574	1,538,495
Distributors - 0.0%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7859% 6/11/26 (c)(d)		1,044,304	1,035,166
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2252% 6/11/26 (c)(d)(v)		205,696	203,896
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.2814% 4/30/25 (c)(d)		1,887,113	1,687,079
			2,926,141
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5359% 11/7/23 (c)(d)		936,930	937,520
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 11/21/26 (d)(o)		1,375,000	1,374,423
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.03% 7/3/20 (c)(d)		1,547,725	1,473,434
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 7/30/26 (c)(d)		2,612,515	2,599,452
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.3544% 8/22/25 (c)(d)		637,000	632,223
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8544% 2/21/25 (c)(d)		4,887,690	4,842,870
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3358% 3/13/25 (c)(d)		1,649,008	1,639,740
Sotheby's 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.2654% 1/3/27 (c)(d)		3,617,579	3,519,217
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2509% 11/14/22 (c)(d)		6,792,474	6,622,662
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1056% 7/30/25 (c)(d)		1,738,722	1,722,969
The ServiceMaster Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.5625% 10/31/26 (c)(d)		1,625,000	1,627,031
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 5/15/23 (c)(d)		34,131	32,083
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.9516% 5/14/22 (c)(d)		459,863	447,217
3 month U.S. LIBOR + 3.250% 4.9516% 5/14/22 (c)(d)		2,638,254	2,565,702
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 5/14/23 (c)(d)		194,870	183,177
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.86% 11/29/24 (c)(d)		4,319,279	4,316,903
			34,536,623
Hotels, Restaurants & Leisure - 0.5%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 7/1/23 (c)(d)		1,184,813	1,125,821
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5728% 2/1/26 (c)(d)		1,944,325	1,954,047
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 7/31/24 (c)(d)		2,137,630	2,141,200
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 2/15/24 (c)(d)		1,118,969	1,119,897
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.5359% 3/11/25 (c)(d)		3,416,809	3,422,515
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.7159% 10/19/24 (c)(d)		2,149,689	2,156,030
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8378% 9/15/23 (c)(d)		1,184,971	1,186,855
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.4516% 11/14/26 (c)(d)		3,000,000	2,998,500
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 12/22/24 (c)(d)		16,076,683	15,945,336
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 8/8/21 (c)(d)		649,254	648,280
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.2859% 8/30/26 (c)(d)		1,625,000	1,547,000
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 4/18/24 (c)(d)		2,106,548	2,109,181
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 2/1/24 (c)(d)		10,615,709	10,531,632
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0346% 4/17/24 (c)(d)		1,833,522	1,832,000
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 9/8/24 (c)(d)		599,000	596,754
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 3/8/24 (c)(d)		3,637,774	3,624,132
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 11/30/23 (c)(d)		4,517,929	4,537,989
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4462% 3/15/24 (c)(d)		1,891,720	1,886,404
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1044% 3/13/25 (c)(d)		1,837,096	1,810,697
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7% 10/20/24 (c)(d)		6,516,788	6,529,040
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6875% 10/4/23 (c)(d)		9,245,110	9,238,361
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.458% 6/21/26 (c)(d)		2,928,862	2,941,309
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5125% 4/3/25 (c)(d)		1,854,546	1,858,404
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8741% 6/10/22 (c)(d)		3,277,393	3,276,803
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 8/31/25 (c)(d)		2,058,445	2,064,456
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7859% 10/14/23 (c)(d)		860,614	796,248
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5125% 10/18/26 (c)(d)		2,273,936	2,288,467
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 5/29/26 (c)(d)		1,511,671	1,519,230
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 10/15/25 (c)(d)		1,537,572	1,542,462
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8.4498% 3/1/26 (c)(d)		2,114,375	1,601,639
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.45% 4/27/24 (c)(d)		304,638	296,769
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.6044% 5/10/26 (c)(d)(n)		748,125	736,903
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.0359% 7/28/21 (c)(d)		1,489,893	1,430,297
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.71% 5/11/24 (c)(d)		580,250	581,457
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 8/14/24 (c)(d)		7,259,877	7,223,577
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5359% 7/6/24 (c)(d)		2,433,866	2,443,431
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6044% 7/10/25 (c)(d)		6,852,193	6,878,506
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.29% 6/8/23 (c)(d)		3,748,103	3,753,500
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1044% 5/29/26 (c)(d)		5,140,000	4,677,400
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.1044% 5/28/27 (c)(d)		1,250,000	1,050,000
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2859% 6/10/26 (c)(d)		1,193,306	1,187,339
2LN, term loan 3 month U.S. LIBOR + 8.500% 10.2859% 6/10/27 (c)(d)		265,000	264,669
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.500% 2.8579% 6/10/26 (c)(d)(v)		163,704	162,885
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0349% 8/2/26 (c)(d)		4,995,000	5,009,585
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5359% 5/30/25 (c)(d)		2,490,840	2,500,878
			133,027,885
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7016% 9/25/24 (c)(d)		29,199,274	28,660,840
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 8/19/23 (c)(d)		2,674,589	2,614,250
Red Ventures LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7996% 11/8/24 (c)(d)		3,125,264	3,121,795
			34,396,885
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.258% 1/4/26 (c)(d)		1,286,850	1,298,110
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2859% 12/21/25 (c)(d)		1,616,875	1,458,421
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 12/15/24 (c)(d)		3,129,690	2,959,529
			5,716,060
Specialty Retail - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.1678% 6/15/23 (c)(d)		831,528	783,715
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7826% 7/2/22 (c)(d)		3,197,340	2,374,025
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.77% 11/17/24 (c)(d)		2,340,664	2,345,065
David's Bridal, Inc. term loan:
3 month U.S. LIBOR + 7.500% 9.61% 7/18/23 (c)(d)		44,448	37,559
3 month U.S. LIBOR + 8.000% 10.11% 1/18/24 (c)(d)		177,794	69,340
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.29% 8/19/22 (c)(d)		2,007,660	1,799,365
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1771% 1/26/23 (c)(d)		2,306,724	1,817,999
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (d)(e)(n)		1,812,470	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7814% 4/16/26 (c)(d)		2,985,000	2,944,971
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 6.2814% 9/12/24 (c)(d)		497,500	490,659
			12,662,698

TOTAL CONSUMER DISCRETIONARY			227,710,912

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9141% 12/16/23 (c)(d)		1,239,257	1,231,536
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.508% 10/1/26 (c)(d)		172,000	168,703
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.508% 10/1/25 (c)(d)		502,205	502,622
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8544% 12/6/24 (c)(d)		2,399,858	2,369,860
Albertson's LLC:
Tranche B7 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 11/17/25 (c)(d)		604,106	607,713
Tranche B8, term loan 3 month U.S. LIBOR + 2.750% 4.4516% 8/17/26 (c)(d)		1,982,614	1,994,292
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.0333% 5/31/24 (c)(d)		7,574,335	6,994,898
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.509% 2/3/24 (c)(d)		5,875,808	5,885,268
Bw Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8.02% 11/14/24 (c)(d)		1,625,000	1,580,313
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 2/6/25 (c)(d)		1,695,733	1,648,744
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.323% 10/22/25 (c)(d)		1,492,736	1,500,199
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.4271% 11/20/25 (c)(d)		1,632,100	1,352,603
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 8.5496% 6/20/25 (c)(d)		997,500	907,725
Sage Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5496% 6/20/26 (c)(d)		2,493,750	2,503,102
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.5359% 6/30/22 (c)(d)		1,823,004	1,795,659
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 3/31/22 (c)(d)		2,504,673	2,496,056
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 9/13/26 (c)(d)		3,000,000	3,004,500
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 6/27/23 (c)(d)		2,156,956	2,159,048
U.S. Salt LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5359% 1/16/26 (c)(d)(n)		751,225	752,164
			38,223,469
Food Products - 0.1%
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 7/7/24 (d)(o)		1,240,000	1,246,200
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 10/7/23 (c)(d)		6,176,540	6,092,910
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 5/1/26 (c)(d)		5,149,125	5,168,949
			12,508,059
Personal Products - 0.0%
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 10/10/24 (c)(d)		2,250,000	2,247,188
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.005% 4/5/25 (c)(d)		1,135,501	1,101,152
Edgewell Personal Care Co. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 11/8/26 (d)(o)		2,250,000	2,257,043
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7654% 6/15/25 (c)(d)		758,308	495,426
			6,100,809

TOTAL CONSUMER STAPLES			58,063,873

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5359% 11/3/25 (c)(d)		2,224,425	1,887,046
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7216% 5/21/25 (c)(d)		1,094,566	870,180
			2,757,226
Oil, Gas & Consumable Fuels - 0.3%
Apro LLC Tranche B, term loan:
1 month U.S. LIBOR + 4.000% 5.8419% 11/14/26 (c)(d)		1,361,111	1,364,514
3 month U.S. LIBOR + 4.000% 11/14/26 (d)(v)		388,889	389,861
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 6/24/24 (c)(d)		3,260,485	2,771,412
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3631% 10/31/24 (c)(d)		2,148,703	1,862,475
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.1746% 12/31/21 (c)(d)		5,691,000	3,289,398
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4516% 12/31/22 (c)(d)		11,682,000	9,800,380
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 8/1/23 (c)(d)		1,420,000	1,434,200
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1044% 3/28/24 (c)(d)		4,726,250	4,761,697
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.6044% 7/29/21 (c)(d)		4,641,229	4,649,955
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5472% 5/7/25 (c)(d)		3,145,645	3,027,684
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 3/31/25 (c)(d)		1,904,252	1,877,593
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 10.1044% 3/23/26 (c)(d)		427,910	397,956
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 2/6/25 (c)(d)		918,027	892,588
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (c)(d)		3,000,000	2,823,750
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.29% 1/31/24 (c)(d)		2,465,813	2,341,289
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.7859% 3/1/24 (c)(d)		12,168,674	4,259,036
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0125% 7/18/25 (c)(d)		5,468,284	4,306,273
Hercules Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5314% 10/18/26 (c)(d)		2,125,000	2,140,938
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.54% 6/26/25 (c)(d)		3,460,210	3,455,885
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.79% 2/15/24 (c)(d)		1,779,778	1,491,009
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.8042% 5/22/26 (c)(d)		2,743,125	2,585,395
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5359% 10/15/26 (c)(d)		500,000	501,250
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 10/30/24 (c)(d)		2,034,213	1,912,160
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.8544% 12/19/20 (c)(d)		4,457,584	3,652,054
Sanchez Energy Corp. 1LN, term loan 3 month U.S. LIBOR + 8.000% 10% 5/11/20 (c)(d)(n)(v)		3,866,861	3,866,861
			69,855,613

TOTAL ENERGY			72,612,839

FINANCIALS - 0.4%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 10/22/24 (c)(d)		2,959,313	2,946,381
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6559% 9/30/24 (c)(d)		4,069,800	4,064,062
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 2/27/26 (c)(d)		3,109,375	3,109,375
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.54% 4/27/24 (c)(d)		1,896,536	1,883,506
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0154% 3/1/25 (c)(d)		3,267,759	3,267,759
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3486% 7/1/26 (c)(d)		1,634,727	1,641,544
			16,912,627
Consumer Finance - 0.0%
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0625% 3/29/25 (c)(d)		1,323,750	1,310,513
Diversified Financial Services - 0.1%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 7/12/24 (c)(d)		3,555,531	3,555,531
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4736% 1/15/25 (c)(d)		6,152,417	6,174,935
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8544% 10/6/23 (c)(d)		2,185,833	2,192,478
Extell Boston 5.149% 8/31/21 (c)(n)		558,447	566,824
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 10/1/25 (c)(d)		9,549,696	9,605,371
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 12/27/22 (c)(d)		1,561,688	1,565,155
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8544% 10/30/22 (c)(d)		1,061,200	1,063,683
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 7/3/24 (c)(d)		878,307	881,416
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.29% 7/3/24 (c)(d)		1,249,690	1,248,128
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1044% 6/30/24 (c)(d)		1,030,373	1,023,933
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 9/29/24 (c)(d)		776,536	764,888
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5359% 11/13/26 (c)(d)		3,803,879	3,805,324
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.04% 4/29/26 (c)(d)		1,012,391	1,016,825
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (c)(n)		2,878,000	2,949,087
			36,413,578
Insurance - 0.2%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3544% 11/22/23 (c)(d)		2,724,054	2,701,363
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8043% 5/10/25 (c)(d)		3,398,344	3,360,113
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0154% 5/9/25 (c)(d)		997,500	991,764
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.533% 1/25/24 (c)(d)		3,119,468	3,125,333
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 11/3/23 (c)(d)		4,617,799	4,621,401
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 11/3/24 (c)(d)		3,763,885	3,766,821
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.7859% 8/4/22 (c)(d)		8,082,177	8,095,674
3 month U.S. LIBOR + 6.500% 8.2859% 8/4/25 (c)(d)		8,606,000	8,667,877
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.9395% 4/25/25 (c)(d)		11,675,775	11,506,944
3 month U.S. LIBOR + 4.000% 5.9026% 4/25/25 (c)(d)		1,875,000	1,878,825
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 11/20/26 (d)(o)		125,000	124,791
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1044% 5/16/24 (c)(d)		5,521,665	5,446,901
			54,287,807
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2996% 7/10/26 (c)(d)		1,250,000	1,254,688
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 12/5/20 (c)(d)		1,477,410	1,462,178

TOTAL FINANCIALS			111,641,391

HEALTH CARE - 0.3%
Biotechnology - 0.0%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.232% 9/20/26 (c)(d)		3,455,000	3,472,275
Health Care Equipment & Supplies - 0.1%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 6/22/24 (c)(d)		3,523,069	3,333,704
NVA Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 2/2/25 (c)(d)		374,063	373,363
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 2/2/25 (c)(d)		1,318,255	1,316,884
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3064% 6/30/25 (c)(d)		5,480,232	5,402,577
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.401% 2/11/26 (c)(d)		8,710,000	8,690,403
			19,116,931
Health Care Providers & Services - 0.1%
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5359% 3/13/25 (c)(d)		1,882,884	1,890,209
Tranche B13, term loan 1 month U.S. LIBOR + 1.750% 3.5359% 3/18/26 (c)(d)		4,127,587	4,141,002
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 8/31/26 (c)(d)		1,040,246	1,031,144
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0359% 8/30/27 (c)(d)		810,000	800,385
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 1.2781% 8/31/26 (c)(d)(v)		259,754	257,481
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8544% 6/7/23 (c)(d)		2,323,606	2,219,625
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3042% 11/16/25 (c)(d)		5,214,375	5,241,281
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.04% 8/31/24 (c)(d)		2,431,392	2,393,706
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.0359% 3/8/26 (c)(d)		947,289	947,289
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 6/23/24 (c)(d)		2,799,093	2,763,600
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 6/13/26 (c)(d)		5,500,000	5,225,000
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2236% 11/20/26 (c)(d)		1,625,000	1,627,031
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 5/6/26 (c)(d)		611,277	611,466
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 12/1/24 (c)(d)		1,564,328	1,544,774
			30,693,993
Health Care Technology - 0.0%
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 7/22/26 (c)(d)		1,875,000	1,865,288
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5359% 9/26/26 (c)(d)		1,750,000	1,747,813
			3,613,101
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 9/27/24 (c)(d)		1,321,687	1,274,489
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 5/9/26 (c)(d)		1,492,500	1,492,873
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3946% 8/18/22 (c)(d)(n)		88,700	86,926
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 11/25/20 (c)(d)		57,834	57,207
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 7.1609% 11/25/22 (c)(d)		6,995,968	6,811,064
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 3/27/23 (c)(d)		3,582,359	3,601,954
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.5154% 11/27/25 (c)(d)		1,312,500	1,317,094
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7654% 6/1/25 (c)(d)		5,598,608	5,621,338
			18,988,456

TOTAL HEALTH CARE			77,159,245

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.35% 6/19/26 (c)(d)		625,000	594,925
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 5/30/25 (c)(d)		2,367,131	2,364,006
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 6/9/23 (c)(d)		7,386,931	7,386,931
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 8/22/24 (c)(d)		2,490,798	2,487,685
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.29% 2/28/21 (c)(d)		1,274,000	1,273,210
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6796% 4/30/25 (c)(d)		2,325,181	2,292,233
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 9.68% 4/30/26 (c)(d)		319,000	312,221
			16,711,211
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 4/4/26 (c)(d)		2,237,203	2,243,847
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 4/4/26 (c)(d)		1,202,797	1,206,370
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2016% 10/18/20 (c)(d)		678,000	668,678
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5543% 10/5/24 (c)(d)		1,174,042	1,149,093
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 2/23/25 (c)(d)		940,000	941,767
			6,209,755
Airlines - 0.0%
Kestrel Bidco, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 8/7/26 (d)(o)		2,855,000	2,869,675
Building Products - 0.0%
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2859% 2/15/24 (c)(d)(n)		1,304,688	1,294,902
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 10/1/26 (c)(d)		3,250,000	3,264,235
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 6/1/25 (c)(d)		2,249,514	2,242,023
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 3.5359% 10/17/23 (c)(d)		630,630	633,304
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7859% 5/31/25 (c)(d)		1,603,264	1,525,105
			8,959,569
Commercial Services & Supplies - 0.2%
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.4861% 10/15/26 (c)(d)		1,750,000	1,716,103
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2356% 6/21/24 (c)(d)		7,996,204	7,818,768
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6591% 8/1/26 (c)(d)		1,750,000	1,751,103
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8544% 7/10/26 (c)(d)		997,500	997,680
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 3/29/25 (c)(d)		2,590,378	2,594,030
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.235% 9/24/26 (c)(d)		960,000	962,400
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.8544% 11/3/23 (c)(d)		2,787,007	2,115,506
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0625% 6/29/26 (c)(d)		1,458,750	1,464,220
KAR Auction Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4% 9/13/26 (c)(d)		1,930,000	1,939,650
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7016% 2/27/25 (c)(d)		10,480,015	10,449,414
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0349% 9/23/26 (c)(d)		1,000,000	988,500
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 11/25/26 (d)(o)		2,375,000	2,366,094
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 8/29/25 (c)(d)		1,517,533	1,397,389
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3125% 8/15/25 (c)(d)		2,250,720	2,255,650
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3425% 9/26/24 (c)(d)		811,856	647,049
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 2/8/26 (c)(d)		551,230	548,132
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.834% 6/21/26 (c)(d)		1,750,000	1,649,375
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 12/20/24 (c)(d)		2,125,503	2,130,817
			43,791,880
Construction & Engineering - 0.0%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5359% 3/13/25 (c)(d)		1,149,386	1,150,248
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9656% 6/14/21 (c)(d)		1,758,895	1,756,327
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.04% 7/24/26 (c)(d)		2,257,912	2,261,231
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.8% 9/27/24 (c)(d)		1,699,830	1,465,049
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6044% 5/21/26 (c)(d)		1,996,434	2,001,425
			8,634,280
Electrical Equipment - 0.0%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9271% 11/30/23 (c)(d)		5,735,499	5,599,281
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 10/1/25 (c)(d)		1,558,552	1,554,173
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0359% 11/15/26 (c)(d)		280,000	269,150
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 11/15/25 (c)(d)		1,171,772	1,127,830
Sundyne U.S. Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7859% 5/15/26 (c)(d)		944,444	943,859
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 3/31/24 (c)(d)		1,981,312	1,974,595
Titan Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 9/19/26 (c)(d)		1,125,000	1,122,188
			6,991,795
Marine - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.79% 6/22/22 (c)(d)		2,141,437	2,148,139
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 4/4/24 (c)(d)		2,095,879	2,104,116
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.79% 2/7/26 (c)(d)		1,194,000	1,197,737
			3,301,853
Road & Rail - 0.1%
Genesee & Wyoming, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 11/5/26 (d)(o)		3,750,000	3,774,788
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.54% 6/30/23 (c)(d)		2,070,993	2,076,171
IBC Capital Ltd. 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.1451% 9/11/24 (c)(d)		280,000	275,800
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.3043% 7/13/23 (c)(d)		3,670,929	3,576,550
3 month U.S. LIBOR + 4.000% 5.7625% 4/4/25 (c)(d)		2,831,081	2,746,148
			12,449,457
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9% 8/9/25 (c)(d)		2,041,297	2,038,746

TOTAL INDUSTRIALS			119,705,641

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6771% 8/10/25 (c)(d)		2,561,876	2,127,971
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 4/4/26 (c)(d)		6,035,000	5,988,470
Radiate Holdco LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 2/1/24 (c)(d)		1,248,750	1,250,311
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 2/1/24 (c)(d)		8,048,719	7,989,803
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9716% 4/15/26 (c)(d)		1,741,250	1,744,524
			19,101,079
Electronic Equipment & Components - 0.1%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 2/28/25 (c)(d)		3,789,103	3,798,576
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0349% 10/28/26 (c)(d)		635,000	633,413
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 2/1/25 (c)(d)		725,341	712,647
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.5359% 2/1/26 (c)(d)(n)		277,000	263,150
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9359% 1/31/24 (c)(d)		487,311	488,529
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0359% 3/8/26 (c)(d)		226,000	215,077
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 3/8/25 (c)(d)		774,086	758,364
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.6044% 12/2/24 (c)(d)		1,229,526	1,189,567
3 month U.S. LIBOR + 7.500% 9.5886% 12/1/25 (c)(d)		478,000	453,302
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5359% 2/15/24 (c)(d)		3,712,058	3,727,537
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3218% 9/24/26 (c)(d)		3,750,000	3,752,363
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.8544% 2/1/22 (c)(d)		1,370,324	1,371,653
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2814% 9/28/24 (c)(d)		4,168,034	4,173,244
			21,537,422
IT Services - 0.1%
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9271% 4/19/25 (c)(d)		630,614	606,966
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 10/31/26 (c)(d)		1,215,000	1,218,645
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 4/2/26 (c)(d)		1,246,875	1,253,633
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6674% 2/9/23 (c)(d)		1,743,283	1,638,686
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.54% 5/31/25 (c)(d)		4,348,694	3,351,451
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0644% 11/21/24 (c)(d)		3,566,583	3,335,646
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9021% 11/3/23 (c)(d)		1,390,000	1,301,777
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 5/1/24 (c)(d)		3,718,031	3,718,812
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.2859% 8/27/25 (c)(d)		3,392,730	3,395,275
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0438% 3/1/26 (c)(d)		5,691,496	5,680,853
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.5125% 10/11/26 (c)(d)		699,610	670,317
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5125% 10/11/25 (c)(d)		4,232,219	4,156,462
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 5/17/26 (c)(d)		1,998,732	2,004,449
			32,332,972
Semiconductors & Semiconductor Equipment - 0.0%
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0625% 11/15/25 (c)(d)		1,756,769	1,761,161
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 9/19/26 (c)(d)		1,750,000	1,756,388
			3,517,549
Software - 0.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (c)(d)		4,012,000	3,871,580
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (c)(d)		8,938,717	8,732,054
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3402% 4/23/26 (c)(d)		995,000	983,388
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 10/2/25 (c)(d)		6,580,732	6,325,729
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3486% 9/5/25 (c)(d)		1,971,128	1,936,633
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7996% 4/30/25 (c)(d)		2,207,700	2,211,012
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7859% 8/23/25 (c)(d)		2,323,353	2,332,065
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 11/29/24 (c)(d)		1,568,575	1,535,243
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7859% 10/16/26 (c)(d)		4,900,000	4,860,212
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 8/23/25 (c)(d)		1,005,368	1,007,881
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 8/14/25 (c)(d)		1,220,775	1,148,298
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.04% 6/1/22 (c)(d)		3,040,899	3,040,899
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.05% 12/22/23 (c)(d)		1,925,026	1,931,437
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.29% 2/26/25 (c)(d)		746,212	746,831
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 7/7/25 (c)(d)		221,000	223,579
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 7/1/24 (c)(d)		1,616,354	1,619,893
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1591% 11/1/24 (c)(d)		4,746,000	4,788,999
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9091% 11/1/23 (c)(d)		8,299,630	8,293,572
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.01% 1/20/24 (c)(d)		5,256,498	5,217,075
3 month U.S. LIBOR + 9.000% 10.76% 1/20/25 (c)(d)		637,000	625,458
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.0496% 11/20/21 (c)(d)		285,335	285,158
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.2996% 6/21/24 (c)(d)		9,876,639	9,811,848
3 month U.S. LIBOR + 2.500% 4.2996% 6/21/24 (c)(d)		1,470,446	1,460,800
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 5.5549% 9/29/24 (c)(d)		5,831,157	5,835,530
3 month U.S. LIBOR + 8.500% 10.3049% 9/29/25 (c)(d)		888,386	891,283
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 9/15/24 (c)(d)		1,248,263	1,243,582
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.13% 9/4/26 (c)(d)		175,000	172,375
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.38% 9/4/25 (c)(d)		1,274,359	1,249,331
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.24% 4/26/24 (c)(d)		997,500	996,672
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 5/30/26 (c)(d)		1,750,000	1,733,235
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 5/31/25 (c)(d)		1,553,685	1,520,670
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 5/31/26 (c)(d)		759,000	699,229
S2P Acquisition Borrower, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7859% 8/14/26 (c)(d)		1,125,000	1,119,724
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1435% 8/1/25 (c)(d)		1,451,035	1,427,456
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 3/3/23 (c)(d)		3,060,793	3,008,514
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.3544% 9/30/22 (c)(d)		4,579,758	4,581,406
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 7/8/22 (c)(d)		25,904	26,026
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 4/16/25 (c)(d)		4,359,420	4,379,865
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 4/16/25 (c)(d)		2,837,887	2,851,197
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 4/16/25 (c)(d)		5,756,789	5,784,134
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3544% 9/30/23 (c)(d)		662,843	666,800
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 5/4/26 (c)(d)		3,900,000	3,917,316
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3379% 1/27/23 (c)(d)		3,994,847	3,723,317
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 7/2/25 (c)(d)		7,322,058	7,098,735
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0359% 7/2/26 (c)(d)		1,433,000	1,392,876
			127,308,917
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.79% 9/19/25 (c)(d)		2,750,000	2,764,218

TOTAL INFORMATION TECHNOLOGY			206,562,157

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 3/21/25 (c)(d)		1,843,533	1,845,838
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan:
3 month U.S. LIBOR + 3.500% 5.2859% 11/18/23 (c)(d)		637,382	610,293
3 month U.S. LIBOR + 4.250% 6.0359% 11/18/23 (c)(d)		210,919	207,492
ASP Chromaflo Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 11/18/23 (c)(d)		490,173	469,341
Tranche B3/B4 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 11/18/23 (c)(d)		162,206	159,570
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6% 7/1/26 (c)(d)		1,177,050	1,176,320
MacDermid, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 1/31/26 (c)(d)		1,270,400	1,271,988
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.6044% 3/1/26 (c)(d)		3,169,075	3,175,223
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.5625% 10/11/24 (c)(d)		2,383,013	2,381,536
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.005% 10/1/25 (c)(d)		7,270,127	7,190,155
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.54% 4/3/25 (c)(d)		2,099,675	1,988,140
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 3.7859% 9/6/24 (c)(d)		1,248,263	1,240,074
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6604% 9/22/24 (c)(d)		3,125,890	3,118,857
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.8544% 4/3/25 (c)(d)		469,468	470,839
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.8544% 4/3/25 (c)(d)		804,662	807,011
			26,112,677
Construction Materials - 0.0%
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.11% 7/2/25 (c)(d)		1,415,045	1,415,045
Containers & Packaging - 0.2%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7974% 11/7/25 (c)(d)		5,242,220	5,132,290
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.758% 10/1/22 (c)(d)		5,090,205	5,104,865
Tranche U, term loan 3 month U.S. LIBOR + 2.500% 4.258% 7/1/26 (c)(d)		4,488,750	4,506,974
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2343% 4/3/24 (c)(d)		623,125	610,507
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 5/16/24 (c)(d)		768,075	767,914
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 5/16/24 (c)(d)		768,699	759,090
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 5/22/24 (c)(d)		1,429,592	1,417,083
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0929% 12/29/23 (c)(d)		3,685,344	3,571,098
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3486% 6/29/25 (c)(d)		3,899,094	3,778,222
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7859% 7/31/26 (c)(d)		1,250,000	1,223,438
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 2/5/23 (c)(d)		10,597,796	10,611,997
Tank Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4649% 3/26/26 (c)(d)		1,045,000	1,045,000
			38,528,478
Metals & Mining - 0.0%
Advanced Drainage Systems, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0625% 7/31/26 (c)(d)		1,160,714	1,167,249
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.1596% 8/25/23 (c)(d)		2,914,517	2,194,224
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 7.4286% 7/29/20 (c)(d)(v)		1,800,664	1,776,805
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (d)(e)		5,323,461	1,160,514
			6,298,792
Paper & Forest Products - 0.0%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0625% 7/26/26 (c)(d)		750,000	748,125

TOTAL MATERIALS			73,103,117

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7016% 9/18/26 (c)(d)		1,090,176	1,092,204
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.408% 2/6/22 (c)(d)(n)		1,367,000	1,339,660
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.496% 6/28/23 (c)(d)		1,117,929	1,120,724
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.79% 3/23/24 (c)(d)		1,363,803	1,205,070
			4,757,658
Real Estate Management & Development - 0.1%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.71% 3/24/25 (c)(d)		721,401	721,856
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.21% 3/24/24 (c)(d)		911,227	911,391
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9516% 8/21/25 (c)(d)		4,948,020	4,954,205
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7859% 12/7/25 (c)(d)		1,171,150	1,173,352
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 1/30/24 (c)(d)		2,910,188	2,602,814
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 1/30/24 (c)(d)		164,139	146,803
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 3/23/25 (c)(d)		2,196,052	2,200,619
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.958% 2/8/25 (c)(d)		139,447	134,450
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7156% 12/22/24 (c)(d)		6,732,909	6,752,569
			19,598,059

TOTAL REAL ESTATE			24,355,717

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 8/1/25 (c)(d)		7,431,574	7,425,406
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.13% 11/28/24 (c)(d)		1,789,924	1,718,327
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.3998% 11/1/26 (c)(d)		1,250,000	1,231,250
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.6044% 11/13/21 (c)(d)		1,899,200	1,705,482
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 8/28/25 (c)(d)		1,516,714	1,529,045
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.11% 12/3/25 (c)(d)		1,154,010	1,154,010
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 3.5154% 12/31/25 (c)(d)		7,908,676	7,930,900
			22,694,420
Gas Utilities - 0.0%
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 8/13/26 (c)(d)		1,122,188	1,125,700
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4375% 11/14/25 (c)(d)		1,791,463	1,800,420
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 3/1/26 (c)(d)		861,761	860,683
Talen Energy Supply LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4265% 6/28/26 (c)(d)		375,000	372,188
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.04% 12/9/21 (c)(d)		1,432,067	1,342,563
			4,375,854

TOTAL UTILITIES			28,195,974

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,203,500,123)			1,178,182,679

Bank Notes - 0.4%
Capital One NA 2.95% 7/23/21		11,994,000	12,150,841
Discover Bank:
(Delaware) 3.2% 8/9/21		$16,424,000	$16,694,683
3.1% 6/4/20		14,388,000	14,449,185
4.682% 8/9/28 (c)		8,844,000	9,277,533
KeyBank NA 6.95% 2/1/28		1,259,000	1,583,805
RBS Citizens NA 2.55% 5/13/21		4,182,000	4,210,792
Regions Bank 6.45% 6/26/37		15,683,000	20,530,036
Synchrony Bank 3.65% 5/24/21		14,890,000	15,159,515
TOTAL BANK NOTES
(Cost $87,643,391)			94,056,390

Preferred Securities - 0.8%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(g)		$930,000	$940,230
Telefonica Europe BV 2.625% (Reg. S) (c)(g)	EUR	2,400,000	2,711,750
			3,651,980
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(g)	EUR	7,214,000	8,147,095
2.7%(Reg. S) (c)(g)	EUR	4,700,000	5,339,044
3.75% (c)(g)	EUR	4,600,000	5,257,479
			18,743,618
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)		4,983,000	5,172,354
Danone SA 1.75% (Reg. S) (c)(g)	EUR	3,200,000	3,584,006
			8,756,360
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MPLX LP 6.875% (c)(g)		4,950,000	4,962,375
FINANCIALS - 0.5%
Banks - 0.4%
AIB Group PLC 5.25% (Reg. S) (c)(g)	EUR	1,650,000	1,933,611
Alfa Bond Issuance PLC 8% (Reg. S) (c)(g)		2,556,000	2,615,108
Banco Bilbao Vizcaya Argentaria SA:
5.875% (Reg. S) (c)(g)	EUR	3,400,000	4,027,079
6.75% (Reg. S) (c)(g)	EUR	4,200,000	4,683,091
Banco Do Brasil SA:
6.25% (b)(c)(g)		1,320,000	1,307,295
9% (b)(c)(g)		815,000	926,044
Banco Mercantil del Norte SA 7.625% (b)(c)(g)		608,000	640,680
Bank of America Corp.:
5.875% (c)(g)		2,335,000	2,579,638
6.1% (c)(g)		5,186,000	5,774,974
6.25% (c)(g)		3,392,000	3,781,469
6.5% (c)(g)		1,911,000	2,164,208
Bank of Nova Scotia 4.65% (c)(g)		4,078,000	4,088,195
Barclays Bank PLC 7.625% 11/21/22		17,163,000	19,248,305
Barclays PLC 7.875% (Reg. S) (c)(g)		4,922,000	5,272,693
CYBG PLC 9.25% (Reg. S) (c)(g)	GBP	1,000,000	1,423,988
Danske Bank A/S 5.875% (Reg. S) (c)(g)	EUR	1,270,000	1,486,741
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(g)		300,000	310,500
HSBC Holdings PLC 5.25% (c)(g)	EUR	2,497,000	2,967,851
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		736,000	774,410
6.125% (b)(c)(g)		325,000	334,547
Lloyds Banking Group PLC 5.125% (c)(g)	GBP	2,120,000	2,817,195
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(c)(g)		1,240,000	1,235,350
Royal Bank of Scotland Group PLC 7.5% (c)(g)		3,392,000	3,476,800
Skandinaviska Enskilda Banken AB 5.75% (Reg. S) (c)(g)		1,100,000	1,106,875
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)	EUR	3,246,800	4,519,341
Tinkoff Credit Systems 9.25% (Reg. S) (c)(g)		2,092,000	2,198,561
Wells Fargo & Co. 5.9% (c)(g)		12,000,000	12,960,000
			94,654,549
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (c)(g)		3,600,000	4,023,000
UBS AG 5.125% 5/15/24(Reg. S)		370,000	397,743
			4,420,743
Insurance - 0.1%
Assicurazioni Generali SpA 6.416% (c)(g)	GBP	2,650,000	3,692,061
Aviva PLC:
5.9021% (c)(g)	GBP	3,450,000	4,573,388
6.125% (c)(g)	GBP	9,240,000	13,053,086
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(g)	EUR	2,700,000	3,294,657
Generali Finance BV 4.596% (Reg. S) (c)(g)	EUR	1,350,000	1,638,223
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(g)		3,897,000	3,986,341
			30,237,756

TOTAL FINANCIALS			129,313,048

HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 2.875% (Reg. S) (c)(g)	EUR	2,380,000	2,556,727
Pharmaceuticals - 0.0%
Bayer AG 2.375% 5/12/79 (Reg. S) (c)	EUR	6,400,000	7,086,354

TOTAL HEALTH CARE			9,643,081

INDUSTRIALS - 0.1%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(e)(g)		4,237,000	297,331
7.5% (Reg. S) (e)(g)		100,000	7,018
			304,349
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (c)		14,005,000	14,879,752

TOTAL INDUSTRIALS			15,184,101

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
CPI Property Group SA 4.375% (Reg. S) (c)(g)	EUR	3,253,000	3,683,401
Deutsche Annington Finance BV 4% (Reg. S) (c)(g)	EUR	1,400,000	1,645,971
Grand City Properties SA 3.75% (c)(g)	EUR	4,400,000	5,126,675
Heimstaden Bostad AB 3.248% (Reg. S) (c)	EUR	6,150,000	6,759,130
Samhallsbyggnadsbolaget I Norden AB 4.625% (Reg. S) (c)(g)	EUR	2,030,000	2,358,713
TLG Finance SARL 3.375% (Reg. S) (c)(g)	EUR	7,400,000	8,450,916
			28,024,806
TOTAL PREFERRED SECURITIES
(Cost $213,946,793)			218,279,369
		Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund 1.61% (w)
(Cost $740,784,615)		740,692,431	740,840,570
		Maturity Amount	Value

Repurchase Agreements - 2.5%
Investments in repurchase agreements in a joint trading account at 1.69%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Government Obligations) # (x)
(Cost $650,394,000)		650,485,597	650,394,000

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	55,500,000	$1,631,589
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	25,600,000	449,226
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.61% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	48,600,000	416,917
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	117,600,000	3,147,876
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.5675% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	12,000,000	104,926
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	14,000,000	111,296
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	33,200,000	1,129,954
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	59,000,000	1,766,029
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	81,400,000	1,450,623
Option with an exercise rate of 2.375% on a credit default swap with Goldman Sachs Bank U.S.A to buy protection on the 5-Year iTraxx Europe Crossover Series 32 Index expiring December 2024, paying 5% quarterly.	1/15/20	78,600,000	308,294

TOTAL PUT OPTIONS			10,516,730

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	55,500,000	1,522,547
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	25,600,000	1,057,638
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.61% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	48,600,000	3,213,516
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	117,600,000	3,548,011
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.5675% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	12,000,000	767,919
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	14,000,000	951,510
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	33,200,000	759,998
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	59,000,000	1,555,203
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	81,400,000	3,335,210

TOTAL CALL OPTIONS			16,711,552

TOTAL PURCHASED SWAPTIONS
(Cost $25,612,787)			27,228,282
TOTAL INVESTMENT IN SECURITIES - 108.3%
(Cost $27,566,990,757)			28,340,839,709
NET OTHER ASSETS (LIABILITIES) - (8.3)%(y)			(2,164,732,550)
NET ASSETS - 100%			$26,176,107,159

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 12/1/49	$(82,300,000)	$(84,582,541)
3% 12/1/49	(82,300,000)	(84,582,541)
3% 12/1/49	(10,100,000)	(10,380,117)
3% 12/1/49	(36,700,000)	(37,717,852)
3% 12/1/49	(69,800,000)	(71,735,862)

TOTAL GINNIE MAE		(288,998,913)

Uniform Mortgage Backed Securities
3% 12/1/34	(15,550,000)	(15,914,454)
3% 12/1/49	(82,300,000)	(83,463,771)
3% 12/1/49	(27,900,000)	(28,294,523)
3.5% 12/1/49	(22,350,000)	(22,943,672)
3.5% 12/1/49	(20,800,000)	(21,352,500)
4.5% 12/1/49	(62,100,000)	(65,238,962)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(237,207,882)

TOTAL TBA SALE COMMITMENTS
(Proceeds $525,229,568)		$(526,206,795)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	20,000,000	$(489,745)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	11,000,000	(120,654)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	19,600,000	(691,126)

TOTAL PUT SWAPTIONS			(1,301,525)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	20,000,000	(631,977)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	11,000,000	(638,491)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	19,600,000	(278,387)

TOTAL CALL SWAPTIONS			(1,548,855)

TOTAL WRITTEN SWAPTIONS			$(2,850,380)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	40	Dec. 2019	$3,978,628	$18,270	$18,270
ICE Long Gilt Contracts (United Kingdom)	3	March 2020	515,096	(226)	(226)
TME 10 Year Canadian Note Contracts (Canada)	185	March 2020	19,474,930	(28,272)	(28,272)
TOTAL BOND INDEX CONTRACTS					(10,228)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	34	March 2020	7,329,922	(4,042)	(4,042)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	90	March 2020	10,707,188	(9,022)	(9,022)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	39	March 2020	6,199,781	16,369	16,369
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	195	March 2020	27,732,656	(5,772)	(5,772)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	166	March 2020	31,161,313	228,343	228,343
TOTAL TREASURY CONTRACTS					225,876

TOTAL PURCHASED					215,648

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	14	Dec. 2019	2,071,913	454	454
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	965	March 2020	124,831,797	441,391	441,391
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,534	March 2020	330,708,828	166,382	166,382
CBOT 5-Year U.S. Treasury Note Contracts (United States)	477	March 2020	56,748,094	114,566	114,566
CBOT Long Term U.S. Treasury Bond Contracts (United States)	266	March 2020	42,285,688	(114,380)	(114,380)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	446	March 2020	63,429,563	12,952	12,952
TOTAL TREASURY CONTRACTS					620,911

TOTAL SOLD					621,365

TOTAL FUTURES CONTRACTS					$837,013

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 2.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	370,000	USD	408,205	BNP Paribas SA	12/23/19	$143
GBP	1,337,000	USD	1,728,591	Citibank, N.A.	12/2/19	551
EUR	1,717,000	USD	1,891,871	BNP Paribas SA	12/23/19	3,084
GBP	196,000	USD	251,925	State Street Bank And Trust Co.	12/23/19	1,804
USD	318,062,332	EUR	287,908,000	Citibank, N.A.	12/23/19	314,589
USD	3,367,114	EUR	3,053,000	Goldman Sachs Bank USA	12/23/19	(2,309)
USD	3,883,810	GBP	3,014,000	BNP Paribas SA	12/23/19	(17,913)
USD	1,602,794	GBP	1,239,000	Citibank, N.A.	12/23/19	(1,133)
USD	62,589,263	GBP	48,748,000	State Street Bank And Trust Co.	12/23/19	(516,648)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(217,832)
					Unrealized Appreciation	320,171
					Unrealized Depreciation	(538,003)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)(4)	Value(1)	Upfront Premium Received/(Paid)(5)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$(42,243)	$0	$(42,243)
Akzo Nobel NV		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 9,400,000	(340,744)	284,886	(55,858)
BNP Paribas		Dec. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 4,850,000	(55,510)	(30,589)	(86,099)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	23,150,000	(115,734)	45,499	(70,235)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	20,100,000	(100,486)	41,338	(59,148)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	19,700,000	(98,486)	95,421	(3,065)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	27,500,000	(137,481)	(62,257)	(199,738)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	16,200,000	(80,989)	(83,242)	(164,231)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	26,046,000	(130,212)	(184,055)	(314,267)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	23,900,000	(119,483)	(26,937)	(146,420)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	12,754,000	(63,761)	(90,127)	(153,888)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	17,000,000	(84,988)	(59,102)	(144,090)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	11,620,000	(58,092)	(1,811)	(59,903)
CMBX N.A. AAA Index Series 11		Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	16,100,000	(80,489)	75,514	(4,975)
CMBX N.A. AAA Index Series 11		Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	13,470,000	(67,341)	(90,422)	(157,763)
Commerzbank AG		Dec. 2024	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 6,050,000	167,164	(243,679)	(76,515)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,200,000	(108,035)	62,787	(45,248)
Leonardo SpA		Dec. 2024	Citibank, N.A.	(5%)	Quarterly	EUR 4,000,000	(934,526)	920,229	(14,297)
Royal Bank of Scotland Group PLC		Dec. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 5,100,000	32,325	(161,088)	(128,763)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(24,936)	(48,223)	(73,159)
Volvo Treas AB		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,550,000	(49,368)	35,625	(13,743)
TOTAL BUY PROTECTION							(2,493,415)	479,767	(2,013,648)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	186,795	0	186,795

TOTAL CREDIT DEFAULT SWAPS							$(2,306,620)	$479,767	$(1,826,853)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Notional amount is stated in U.S. Dollars unless otherwise noted.

 (5) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(4)	Value	Upfront Premium Received/(Paid)(5)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec. 2021	$256,260,000	$(338,317)	$0	$(338,317)
1.5%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec. 2024	5,370,000	(10,466)	0	(10,466)
3-month LIBOR(4)	Quarterly	1.75%	Semi - annual	LCH	Dec. 2026	4,260,000	18,157	0	18,157
0.75%	Annual	6-month EURIBOR(4)	Semi - annual	LCH	Dec. 2029	EUR 5,770,000	134,473	0	134,473
3-month LIBOR(4)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	43,617,000	216,816	0	216,816
1.25%	Annual	6-month EURIBOR(4)	Semi - annual	LCH	Dec. 2034	EUR 20,770,000	1,665,881	0	1,665,881
1.25%	Semi - annual	6-month EURIBOR(4)	Semi - annual	LCH	Dec. 2039	EUR 2,730,000	188,936	0	188,936
0.25%	Semi - annual	6-month EURIBOR(4)	Semi - annual	LCH	Dec. 2039	EUR 1,530,000	(71,916)	0	(71,916)

TOTAL INTEREST RATE SWAPS							$1,803,564	$0	$1,803,564

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Notional amount is stated in U.S. Dollars unless otherwise noted.

 (3) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (4) Represents floating rate.

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,167,927,747 or 15.9% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing - Security is in default.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,747,528.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,366,510.

 (j) Security or a portion of the security is on loan at period end.

 (k) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,958,275.

 (l) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $398,620.

 (m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (n) Level 3 security

 (o) The coupon rate will be determined upon settlement of the loan after period end.

 (p) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (q) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (r) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (s) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,003,506 or 0.0% of net assets.

 (t) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (u) Non-income producing

 (v) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,445,109 and $4,431,418, respectively.

 (w) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (x) Includes investment made with cash collateral received from securities on loan.

 (y) Includes $250,000 of cash collateral segregated for open bi-lateral over-the-counter (OTC) swaps.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 11/28/18	$965,782

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,342,453
Total	$4,342,453

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/Counterparty	Value
$650,394,000 due 12/2/19 at 1.69%
$650,394,000
$650,394,000

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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